UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 7 of its series:

Allspring 100% Treasury Money Market Fund, Allspring Government Money Market Fund, Allspring Heritage Money Market Fund, Allspring Money Market Fund, Allspring Municipal Cash Management Money Market Fund, Allspring National Tax-Free Money Market Fund and Allspring Treasury Plus Money Market Fund.

Date of reporting period: January 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS

Annual Report
January 31, 2023
Government Money Market Funds
■	Allspring 100% Treasury Money Market Fund

The views expressed and any forward-looking statements are as of January 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Government Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring 100% Treasury Money Market Fund for the 12-month period that ended January 31, 2023. Globally, stocks and bonds experienced heightened volatility and historically poor performance through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the 12-month period, stocks and bonds––both domestic U.S. and global––suffered losses. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -8.22%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.72%, while the MSCI EM Index (Net) (USD)3 had weaker performance, with a decline of 12.12%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -8.36%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -14.18%, the Bloomberg Municipal Bond Index6 declined 3.25%, and the ICE BofA U.S. High Yield Index7 fell 5.08%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with heightened volatility in March and mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fueled inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)8 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[8]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of more rate hikes. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act.  Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
“ In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

Government Money Market Funds  |  3

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a broad rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Fed and on how many additional rate hikes it will announce before reaching the peak (“terminal”) rate, expected to be above 5%. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

4  |  Government Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of January 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (WFTXX)	11-8-1999	1.42	0.89	0.48	0.61	0.60
Administrator Class (WTRXX)	6-30-2010	1.65	1.07	0.61	0.34	0.30
Institutional Class (WOTXX)[3]	10-31-2014	1.74	1.14	0.66	0.22	0.20
Service Class (NWTXX)	12-3-1990	1.49	0.95	0.52	0.51	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, and 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

Yield summary (%) as of January 31, 2023
	Class A	Administrator Class	Institutional Class	Service Class
7-day current yield[1]	3.73	4.03	4.13	3.83
7-day compound yield	3.80	4.11	4.21	3.90
30-day simple yield	3.60	3.90	4.00	3.70

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Government Money Market Funds

Performance highlights (unaudited)
Yield summary (%) as of January 31, 2023
	Class A	Administrator Class	Institutional Class	Service Class
30-day compound yield	3.66	3.97	4.08	3.76

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 3.70%, 3.97%, 4.09% and 3.80% for Class A, Administrator Class, Institutional Class and Service Class, respectively.

Government Money Market Funds  |  7

Performance highlights (unaudited)
MANAGER'S DISCUSSION
The fiscal year that ended January 31, 2023, saw a sea change in the interest rate environment as the U.S. Federal Reserve (Fed) raised rates 4.25% over the period, taking its target range for the effective federal funds rate from 0.00% to 0.25% at the beginning of the year to 4.25% to 4.50% at the end. The Fed also stopped buying Treasury and mortgage-backed securities as part of its quantitative easing program in March 2022. It also began to allow the securities in its portfolio to mature without reinvestment—which shrinks its balance sheet and thus tightens monetary conditions and is known as quantitative tightening—beginning in June. In summary, the period began with the Fed in a very accommodative monetary policy stance and ended with it having rapidly removed accommodation throughout the year.
Portfolio composition as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
The Fed changed its approach because the economy evolved in ways that affected its mandates. Where previously the Fed was attempting to aid the economy to improve employment, and in the belief that pandemic-era price increases would prove to be transitory, the Fed realized that it needed to abruptly change its stance when labor markets remained stubbornly strong and prices throughout the economy continued to rise at a pace not seen for decades. The unemployment rate began the fiscal year at 4.0%, down from its pandemic peak of 14.8% in April 2020, and fell to 3.4% by fiscal year-end. After beginning the fiscal year at 6.0%—a multi-decade high—the PCE Price Index,* the Fed’s preferred price measure, ended the fiscal year only marginally lower at 5%, still far above its target of 2%. By tightening monetary policy, the Fed intends to slow the economy, weaken the labor market, and weaken demand sufficiently to reduce inflation.
Effective maturity distribution as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
Interest rates on all categories of government money market securities increased nearly in lockstep with the Fed’s interest rate increases. For example, 3-month Treasury bills (T-bills) yielded 0.18% at the beginning of the fiscal year before rising to 4.66% at fiscal year-end. Similarly, 6-month T-bills yielded 0.45% and 4.78% at the beginning and end of the fiscal year, respectively.
Our investment strategy remained consistent. We invested in T-bills and U.S. Treasury notes—including floating-rate notes—while taking into account the Fund’s overall level of liquidity and average maturity and seeking to maintain a stable $1.00 net asset value.
Strategic outlook
The Fed’s rapid interest rate increases in 2022 are an indication of how far inflation has risen above its target. Because it had let interest rates stay near zero for too long, the Fed needed to raise rates more aggressively than it or market participants had expected. Interest rate changes are thought to affect the economy on a delayed basis, so the impact of the recent increases has likely not yet been fully seen. As a result, there is significant uncertainty about the direction of the economy and the outlook for interest rates in the upcoming fiscal year. It is possible the significant interest rate increases over the past year will materially slow the economy, perhaps spurring a recession, and bring inflation back down nearer to its target of 2%. In that event, interest rates may not rise much higher and they may fall later in the year. On the other hand, the tight labor market and rising wages may cause inflation to remain stubbornly high, leading the Fed to continue to raise rates, albeit at a

*	The Personal Consumption Expenditure (PCE) Price Index measures the prices paid by U.S. consumers for domestic goods and services. You cannot invest directly in an index.

8  |  Government Money Market Funds

Performance highlights (unaudited)
slower pace, and to keep rates elevated for longer. The Fed has so far indicated in its recent actions and communications that it intends to slow the pace of its interest rate hikes to allow time to evaluate the impact of last year’s actions on the economy. Beyond that, the economy’s evolution will determine the Fed’s path.
Weighted average maturity as of January 31, 2023[1]
41 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of January 31, 2023[1]
83 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds  |  9

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2022 to January 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2022	Ending account value 1-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,013.03	$2.99	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Administrator Class
Actual	$1,000.00	$1,014.52	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Class
Actual	$1,000.00	$1,015.03	$1.02	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,013.50	$2.54	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

10  |  Government Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 101.01%
U.S. Treasury Bill ☼	4.07%	2-7-2023	$ 958,230,000	$ 957,583,306
U.S. Treasury Bill ☼	4.11	2-14-2023	1,000,000,000	998,525,186
U.S. Treasury Bill ☼	4.14	2-9-2023	100,000,000	99,908,944
U.S. Treasury Bill ☼	4.20	2-16-2023	100,000,000	99,827,042
U.S. Treasury Bill ☼	4.22	2-21-2023	1,200,000,000	1,197,205,000
U.S. Treasury Bill ☼	4.29	3-16-2023	100,000,000	99,492,958
U.S. Treasury Bill ☼	4.31	2-28-2023	1,400,000,000	1,395,506,263
U.S. Treasury Bill ☼	4.31	3-9-2023	100,000,000	99,573,850
U.S. Treasury Bill ☼	4.33	3-2-2023	100,000,000	99,655,222
U.S. Treasury Bill ☼	4.37	3-21-2023	100,000,000	99,425,333
U.S. Treasury Bill ☼	4.39	2-23-2023	250,000,000	249,333,584
U.S. Treasury Bill ☼	4.39	3-7-2023	400,000,000	398,355,675
U.S. Treasury Bill ☼	4.43	4-6-2023	100,000,000	99,221,778
U.S. Treasury Bill ☼	4.45	4-11-2023	150,000,000	148,737,875
U.S. Treasury Bill ☼	4.46	3-14-2023	400,000,000	397,983,996
U.S. Treasury Bill ☼	4.51	4-4-2023	150,000,000	148,851,192
U.S. Treasury Bill ☼	4.51	4-18-2023	150,000,000	148,593,208
U.S. Treasury Bill ☼	4.52	4-25-2023	150,000,000	148,460,696
U.S. Treasury Bill ☼	4.54	3-28-2023	550,000,000	546,214,014
U.S. Treasury Bill ☼	4.61	5-2-2023	150,000,000	148,296,563
U.S. Treasury Bill ☼	4.62	4-13-2023	150,000,000	148,648,633
U.S. Treasury Bill ☼	4.62	4-20-2023	150,000,000	148,517,025
U.S. Treasury Bill ☼	4.64	4-27-2023	150,000,000	148,376,146
U.S. Treasury Bill ☼	4.64	5-4-2023	100,000,000	98,841,519
U.S. Treasury Bill ☼	4.66	5-9-2023	250,000,000	246,909,472
U.S. Treasury Bill ☼	4.69	5-23-2023	401,000,000	395,285,265
U.S. Treasury Bill ☼	4.69	5-30-2023	500,000,000	492,428,333
U.S. Treasury Bill ☼	4.70	6-29-2023	125,000,000	122,642,792
U.S. Treasury Bill ☼	4.74	5-16-2023	150,000,000	147,978,500
U.S. Treasury Note	0.13	2-28-2023	10,000,000	9,991,492
U.S. Treasury Note	0.13	4-30-2023	100,000,000	99,525,007
U.S. Treasury Note	0.13	5-15-2023	30,000,000	29,815,960
U.S. Treasury Note	0.13	6-30-2023	20,000,000	19,836,913
U.S. Treasury Note	0.25	4-15-2023	55,000,000	54,787,986
U.S. Treasury Note	1.38	2-15-2023	20,000,000	19,998,375
U.S. Treasury Note	1.75	5-15-2023	70,000,000	69,912,792
U.S. Treasury Note	2.00	2-15-2023	450,000,000	449,626,906
U.S. Treasury Note	2.50	3-31-2023	10,000,000	10,013,568
U.S. Treasury Note	2.63	2-28-2023	20,000,000	20,013,413
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield -0.08%) ±	4.55	4-30-2024	240,000,000	239,817,009
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield -0.02%) ±	4.61	1-31-2024	190,000,000	190,072,960
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	4.66	4-30-2023	360,000,000	360,002,543
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	4.66	7-31-2023	80,000,000	80,001,199
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	4.66	10-31-2023	190,000,000	189,999,923
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	4.67	7-31-2024	90,000,000	89,999,969
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Portfolio of investments—January 31, 2023

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±		4.77%	10-31-2024	$100,000,000	$ 99,829,904
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.20%) ±		4.83	1-31-2025	150,000,000	150,000,000
Total U.S. Treasury securities (Cost $11,713,625,289)					11,713,625,289
Total investments in securities (Cost $11,713,625,289)	101.01%				11,713,625,289
Other assets and liabilities, net	(1.01)				(116,710,198)
Total net assets	100.00%				$11,596,915,091

±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Statement of assets and liabilities—January 31, 2023

Assets
Investments in unaffiliated securities, at amortized cost	$ 11,713,625,289
Cash	18,496
Receivable for Fund shares sold	7,928,389
Receivable for interest	5,687,571
Prepaid expenses and other assets	416,773
Total assets	11,727,676,518
Liabilities
Payable for investments purchased	98,841,519
Dividends payable	22,047,877
Payable for Fund shares redeemed	6,386,019
Management fee payable	1,150,950
Administration fees payable	1,009,979
Trustees’ fees and expenses payable	2,702
Accrued expenses and other liabilities	1,322,381
Total liabilities	130,761,427
Total net assets	$11,596,915,091
Net assets consist of
Paid-in capital	$ 11,596,751,238
Total distributable earnings	163,853
Total net assets	$11,596,915,091
Computation of net asset value per share
Net assets – Class A	$ 40,725,066
Shares outstanding – Class A1	40,723,099
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 417,372,028
Shares outstanding – Administrator Class[1]	417,276,873
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$ 6,965,775,718
Shares outstanding – Institutional Class[1]	6,965,427,954
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$ 4,173,042,279
Shares outstanding – Service Class[1]	4,172,812,860
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Statement of operations—year ended January 31, 2023

Investment income
Interest	$ 255,842,279
Expenses
Management fee	19,995,101
Administration fees
Class A	96,278
Administrator Class	425,359
Institutional Class	7,167,809
Service Class	5,766,983
Shareholder servicing fees
Class A	109,406
Administrator Class	425,359
Service Class	12,014,548
Custody and accounting fees	809,278
Professional fees	65,588
Registration fees	408,579
Shareholder report expenses	37,889
Trustees’ fees and expenses	21,352
Other fees and expenses	216,933
Total expenses	47,560,462
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,757,416)
Class A	(39,046)
Administrator Class	(190,778)
Institutional Class	(1,212,675)
Service Class	(2,610,993)
Net expenses	39,749,554
Net investment income	216,092,725
Net realized gains on investments	106,371
Net increase in net assets resulting from operations	$216,199,096
The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Statement of changes in net assets

	Year ended January 31, 2023		Year ended January 31, 2022
Operations
Net investment income		$ 216,092,725		$ 1,896,261
Net realized gains (losses) on investments		106,371		(58,032)
Net increase in net assets resulting from operations		216,199,096		1,838,229
Distributions to shareholders from
Net investment income and net realized gains
Class A		(554,590)		(12,378)
Administrator Class		(7,357,000)		(50,308)
Institutional Class		(138,173,030)		(1,190,941)
Service Class		(70,008,074)		(567,854)
Sweep Class		N/A		(30,845) [1]
Total distributions to shareholders		(216,092,694)		(1,852,326)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	24,596,262	24,596,262	118,470,894	118,470,894
Administrator Class	1,608,978,051	1,608,978,051	1,836,092,008	1,836,092,008
Institutional Class	32,845,394,582	32,845,394,582	35,621,095,104	35,621,095,104
Service Class	22,739,481,718	22,739,481,718	25,165,686,665	25,165,686,665
Sweep Class	N/A	N/A	1,687,760,994 [1]	1,687,760,994 [1]
		57,218,450,613		64,429,105,665
Reinvestment of distributions
Class A	547,021	547,021	12,172	12,172
Administrator Class	5,382,871	5,382,871	34,027	34,027
Institutional Class	70,653,369	70,653,369	648,015	648,015
Service Class	21,667,659	21,667,659	190,790	190,790
Sweep Class	N/A	N/A	24,216 [1]	24,216 [1]
		98,250,920		909,220
Payment for shares redeemed
Class A	(31,827,366)	(31,827,366)	(274,067,705)	(274,067,705)
Administrator Class	(1,632,886,943)	(1,632,886,943)	(1,893,982,528)	(1,893,982,528)
Institutional Class	(36,747,937,814)	(36,747,937,814)	(37,145,224,574)	(37,145,224,574)
Service Class	(23,924,417,944)	(23,924,417,944)	(25,055,393,988)	(25,055,393,988)
Sweep Class	N/A	N/A	(2,509,539,856) [1]	(2,509,539,856) [1]
		(62,337,070,067)		(66,878,208,651)
Net decrease in net assets resulting from capital share transactions		(5,020,368,534)		(2,448,193,766)
Total decrease in net assets		(5,020,262,132)		(2,448,207,863)
Net assets
Beginning of period		16,617,177,223		19,065,385,086
End of period		$ 11,596,915,091		$ 16,617,177,223
[1]	For the period from February 1, 2021 to April 26, 2021. Effective at the close of business on April 26, 2021, Sweep Class shares were liquidated and the class was subsequently closed.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Class A	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1,2]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	(0.00) [3]	0.00 [1]	0.00 [1]	(0.00) [3]
Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.01)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.42%	0.02%	0.14%	1.54%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.61%	0.61%	0.63%	0.71%
Net expenses	0.50% *	0.06% *	0.31% *	0.60%	0.62%
Net investment income	1.27%	0.02%	0.15%	1.49%	1.35%
Supplemental data
Net assets, end of period (000s omitted)	$40,725	$47,409	$202,999	$468,360	$384,013

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.29%

[1]	Amount is less than $0.005.
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005)
The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Administrator Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]	(0.00) [2]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.65%	0.01%	0.20%	1.84%	1.67%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.34%	0.34%	0.36%	0.44%
Net expenses	0.28% *	0.06% *	0.22% *	0.30%	0.30%
Net investment income	1.73%	0.01%	0.19%	1.85%	1.63%
Supplemental data
Net assets, end of period (000s omitted)	$417,372	$435,818	$493,677	$554,447	$692,247

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.24%
Year ended January 31, 2021	0.08%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Institutional Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]	(0.00) [2]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.74%	0.01%	0.24%	1.95%	1.77%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.22%	0.24%	0.31%
Net expenses	0.19% *	0.06% *	0.18% *	0.20%	0.20%
Net investment income	1.54%	0.01%	0.17%	1.92%	1.79%
Supplemental data
Net assets, end of period (000s omitted)	$6,965,776	$10,797,673	$12,321,170	$7,564,485	$7,296,690

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Service Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]	(0.00) [2]
Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.01)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.49%	0.01%	0.15%	1.64%	1.46%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.51%	0.53%	0.61%
Net expenses	0.44% *	0.06% *	0.25% *	0.50%	0.50%
Net investment income	1.46%	0.01%	0.12%	1.58%	1.45%
Supplemental data
Net assets, end of period (000s omitted)	$4,173,042	$5,336,278	$5,225,755	$4,230,537	$2,796,397

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring 100% Treasury Money Market Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax

20  |  Government Money Market Funds

Notes to financial statements
positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$11,713,625,289	$0	$11,713,625,289
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120

Government Money Market Funds  |  21

Notes to financial statements
For the year ended January 31, 2023, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain fund-level and/or class-level expenses during the year ended January 31, 2023 in order to maintain a positive yield.  These voluntary fund-level and/or class-level waivers may be discontinued at any time.  As of January 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.30
Institutional Class	0.20
Service Class	0.50
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

22  |  Government Money Market Funds

Notes to financial statements
5. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $216,092,694 and $1,852,326 of ordinary income for the years ended January 31, 2023 and January 31, 2022, respectively.
As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain
$22,185,560	$28,997
6. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Government Money Market Funds  |  23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring 100% Treasury Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 30, 2023

24  |  Government Money Market Funds

Other information (unaudited)
TAX INFORMATION
For the fiscal year ended January 31, 2023, $194,114,057 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2023, 100% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2023.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Government Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  27

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28  |  Government Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02142023-mw5bxv8f 03-23
AR0252 01-23

Annual Report
January 31, 2023
Government Money Market Funds
■	Allspring Government Money Market Fund

The views expressed and any forward-looking statements are as of January 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Government Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Government Money Market Fund for the 12-month period that ended January 31, 2023. Globally, stocks and bonds experienced heightened volatility and historically poor performance through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the 12-month period, stocks and bonds––both domestic U.S. and global––suffered losses. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -8.22%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.72%, while the MSCI EM Index (Net) (USD)3 had weaker performance, with a decline of 12.12%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -8.36%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -14.18%, the Bloomberg Municipal Bond Index6 declined 3.25%, and the ICE BofA U.S. High Yield Index7 fell 5.08%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with heightened volatility in March and mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fueled inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)8 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[8]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of more rate hikes. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act.  Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
“ In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

Government Money Market Funds  |  3

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a broad rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Fed and on how many additional rate hikes it will announce before reaching the peak (“terminal”) rate, expected to be above 5%. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

4  |  Government Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of January 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (WFGXX)	11-8-1999	1.50	0.92	0.50	0.60	0.60
Administrator Class (WGAXX)	7-31-2003	1.71	1.08	0.62	0.33	0.33
Institutional Class (GVIXX)	7-28-2003	1.82	1.16	0.69	0.21	0.20
Select Class (WFFXX)[3]	6-30-2015	1.89	1.21	0.73	0.17	0.14
Service Class (NWGXX)	11-16-1987	1.58	0.98	0.54	0.50	0.50
Sweep Class [4]	7-31-2020	1.58	0.84	0.18	0.51	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class, 0.50% for Service Class and 0.50% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.
[4]	Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Sweep Class shares. If these expenses had not been included, returns for the Sweep Class would be higher.

Yield summary (%) as of January 31, 2023
	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield[1]	3.70	3.96	4.10	4.16	3.80	3.80
7-day compound yield	3.77	4.04	4.18	4.25	3.87	3.87
30-day simple yield	3.68	3.94	4.08	4.14	3.78	3.78

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Government Money Market Funds

Performance highlights (unaudited)
Yield summary (%) as of January 31, 2023
	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
30-day compound yield	3.75	4.02	4.16	4.22	3.85	3.85

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 3.69%, 3.96%, 4.08%, 4.12%, 3.79% and 3.78% for Class A, Administrator Class, Institutional Class, Select Class, Service Class and Sweep Class, respectively.

Government Money Market Funds  |  7

Performance highlights (unaudited)
MANAGER'S DISCUSSION
The fiscal year that ended January 31, 2023, saw a sea change in the interest rate environment as the U.S. Federal Reserve (Fed) raised rates 4.25% over the period, taking its target range for the effective federal funds rate from 0.00% to 0.25% at the beginning of the year to 4.25% to 4.50% at the end. The Fed also stopped buying Treasury and mortgage-backed securities as part of its quantitative easing program in March 2022. It also began to allow the securities in its portfolio to mature without reinvestment—which shrinks its balance sheet and thus tightens monetary conditions and is known as quantitative tightening— beginning in June. In summary, the period began with the Fed in a very accommodative monetary policy stance and ended with it having rapidly removed accommodation throughout the year.
Portfolio composition as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
The Fed changed its approach because the economy evolved in ways that affected its mandates. Where previously the Fed was attempting to aid the economy to improve employment, and in the belief that pandemic-era price increases would prove to be transitory, the Fed realized that it needed to abruptly change its stance when labor markets remained stubbornly strong and prices throughout the economy continued to rise at a pace not seen for decades. The unemployment rate began the fiscal year at 4.0%, down from its pandemic peak of 14.8% in April 2020, and fell to 3.4% by fiscal year-end. After beginning the fiscal year at 6.0%, a multi-decade high, the PCE Price Index,* the Fed’s preferred price measure, ended the fiscal year only marginally lower at 5.0%, still far above its target of 2%. By tightening monetary policy, the Fed intends to slow the economy, weaken the labor market, and weaken demand sufficiently to reduce inflation.
Interest rates on all categories of government money market securities increased nearly in lockstep with the Fed’s interest rate increases. For example, 3-month Treasury bills (T-bills) yielded 0.18% at the beginning of the fiscal year before rising to 4.66% at fiscal year-end. Similarly, 6-month T-bills yielded 0.45% and 4.78% at the beginning and end, respectively, of the fiscal year. The yields on repurchase agreements (repos)
were also very low at the beginning of the fiscal year and rose as the Fed increased rates. Overnight Treasury repo rates, as measured by the Fed’s Secured Overnight Financing Rate, began the period at 0.05% and ended it at 4.30%. In addition, yields on government-sponsored enterprise (GSE) securities were similar to those on T-bills throughout the year.
Effective maturity distribution as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
Our investment strategy continued to emphasize maintaining both a stable $1.00 net asset value and adequate liquidity to meet shareholder redemptions. Accordingly, we invested in T-bills; U.S. Treasury notes; GSE discount notes; and other securities, including floating-rate notes and repos collateralized by Treasury securities and GSE obligations.
Strategic outlook
The Fed’s rapid interest rate increases in 2022 are an indication of how far inflation has risen above its target. Because it had let interest rates stay near zero for too long, the Fed needed to raise rates more aggressively than it or market participants had expected. Interest rate changes are thought to affect the economy on a delayed basis, so the impact of the recent increases has likely not yet been fully seen. As a result, there is significant uncertainty about the direction of the economy and the outlook for interest rates in the upcoming fiscal year. It is possible the significant interest rate increases over the past year will materially slow the economy, perhaps spurring a recession, and bring inflation back down nearer to its target of 2%. In that event, interest rates may not rise much higher, and in fact they may fall later in the year. On the other hand, the tight labor market and rising wages may cause inflation to remain stubbornly high, leading the Fed to continue to raise rates, albeit at a slower pace, and to keep rates elevated for longer. The Fed has so far indicated in its recent actions and communications that it intends to slow the pace of its interest rate hikes to allow time to evaluate the impact of last year’s actions on the economy. Beyond that, the economy’s evolution will determine the Fed’s path.

*	The Personal Consumption Expenditure (PCE) Price Index measures the prices paid by U.S. consumers for domestic goods and services. You cannot invest directly in an index.

8  |  Government Money Market Funds

Performance highlights (unaudited)
Weighted average maturity as of January 31, 2023[1]
8 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of January 31, 2023[1]
53 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds  |  9

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2022 to January 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2022	Ending account value 1-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,013.58	$2.84	0.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.85	0.56%
Administrator Class
Actual	$1,000.00	$1,014.93	$1.47	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Institutional Class
Actual	$1,000.00	$1,015.59	$0.81	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%
Select Class
Actual	$1,000.00	$1,015.95	$0.46	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%
Service Class
Actual	$1,000.00	$1,014.08	$2.34	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%
Sweep Class
Actual	$1,000.00	$1,014.06	$2.34	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

10  |  Government Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 0.04%
Mitchell 2019 Irrevocable Life Insurance Trust §	4.39%	9-1-2059	$ 18,495,000	$ 18,495,000
Renaissance 88 Company LP §	4.40	3-1-2062	19,000,000	19,000,000
Total Corporate bonds and notes (Cost $37,495,000)				37,495,000
Government agency debt: 10.82%
FFCB ☼	0.00	2-21-2023	35,000,000	34,977,595
FFCB (U.S. SOFR +0.02%) ±	4.32	6-23-2023	235,000,000	234,976,620
FFCB (U.S. SOFR +0.04%) ±	4.34	5-19-2023	35,000,000	34,999,480
FFCB (U.S. SOFR +0.04%) ±	4.34	9-20-2023	75,000,000	75,000,000
FFCB (U.S. SOFR +0.04%) ±	4.34	11-2-2023	25,000,000	24,998,102
FFCB (U.S. SOFR +0.04%) ±	4.34	12-15-2023	250,000,000	249,978,062
FFCB (U.S. SOFR +0.04%) ±	4.34	2-2-2024	130,000,000	130,000,000
FFCB (U.S. SOFR +0.04%) ±	4.34	2-5-2024	120,000,000	120,000,000
FFCB (U.S. SOFR +0.04%) ±	4.34	2-9-2024	125,000,000	125,000,000
FFCB (U.S. SOFR +0.04%) ±	4.34	3-4-2024	90,000,000	90,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	8-22-2023	110,000,000	110,010,758
FFCB (U.S. SOFR +0.05%) ±	4.35	9-29-2023	65,000,000	65,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	10-16-2023	90,000,000	90,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	11-9-2023	50,000,000	50,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	1-18-2024	115,000,000	115,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	2-15-2024	190,000,000	190,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	2-20-2024	90,000,000	90,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	3-1-2024	115,000,000	115,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	3-11-2024	95,000,000	95,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	4-4-2024	245,000,000	245,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	4-12-2024	170,000,000	170,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	4-26-2024	110,000,000	110,000,000
FFCB (U.S. SOFR +0.05%) ±	4.35	5-9-2024	130,000,000	130,000,000
FFCB (U.S. SOFR +0.06%) ±	4.36	2-9-2023	120,000,000	120,000,000
FFCB (U.S. SOFR +0.06%) ±	4.36	5-13-2024	98,250,000	98,256,336
FFCB (U.S. SOFR +0.11%) ±	4.41	4-15-2024	220,000,000	219,985,149
FFCB (U.S. SOFR +0.11%) ±	4.41	1-17-2025	30,700,000	30,665,054
FFCB (U.S. SOFR +0.12%) ±	4.42	12-8-2023	100,000,000	100,025,855
FFCB (U.S. SOFR +0.13%) ±	4.43	7-9-2024	160,000,000	159,997,960
FFCB (U.S. SOFR +0.17%) ±	4.47	1-23-2025	70,000,000	70,000,000
FFCB (U.S. SOFR +0.21%) ±	4.51	12-12-2024	100,000,000	100,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield -0.04%) ±	4.61	3-28-2024	100,000,000	100,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield -0.02%) ±	4.63	1-29-2024	50,000,000	50,014,990
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.02%) ±	4.67	7-17-2023	185,000,000	184,989,325
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	4.67	7-27-2023	150,000,000	149,996,330
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	4.68	5-17-2023	185,000,000	185,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	4.84	1-27-2025	250,000,000	249,976,184
FHLB	1.38	2-17-2023	37,650,000	37,653,482
FHLB	1.98	2-10-2023	250,000,000	250,000,000
FHLB	2.01	3-30-2023	250,000,000	250,000,000
FHLB	2.13	3-10-2023	81,620,000	81,649,888
FHLB	2.13	3-30-2023	52,750,000	52,750,000
FHLB	2.13	3-30-2023	200,000,000	200,000,000
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
FHLB	2.28%	6-30-2023	$250,000,000	$ 250,000,000
FHLB	2.34	7-3-2023	300,000,000	300,000,000
FHLB	2.35	4-5-2023	250,000,000	250,000,000
FHLB	2.35	4-12-2023	150,000,000	150,000,000
FHLB	2.40	7-7-2023	200,000,000	200,000,000
FHLB	2.42	7-7-2023	250,000,000	250,000,000
FHLB	2.55	5-4-2023	250,000,000	250,000,000
FHLB (U.S. SOFR +0.05%) ±	4.35	7-18-2023	330,000,000	329,981,503
FHLB (U.S. SOFR +0.06%) ±	4.36	8-1-2023	500,000,000	500,000,000
FHLB (U.S. SOFR +0.07%) ±	4.37	10-30-2023	500,000,000	500,000,000
FHLB (U.S. SOFR +0.07%) ±	4.37	11-27-2023	500,000,000	500,000,000
FHLMC	2.60	5-26-2023	200,000,000	200,000,000
FHLMC	2.65	5-23-2023	350,000,000	350,000,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.55	11-15-2025	4,168,421	4,168,421
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.55	7-9-2026	32,877,250	32,877,250
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.55	1-15-2030	10,566,038	10,566,038
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.55	10-15-2032	16,100,001	16,100,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.55	6-15-2034	13,641,453	13,641,453
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	11-15-2023	5,000,000	5,000,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	1-20-2027	45,333,333	45,333,333
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	6-20-2027	6,000,001	6,000,001
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-20-2027	16,964,285	16,964,285
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-2-2031	15,944,000	15,944,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-2-2031	9,371,086	9,371,086
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-2-2031	14,214,076	14,214,076
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-30-2031	9,282,430	9,282,430
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	12-20-2031	54,418,604	54,418,604
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	1-20-2035	3,590,800	3,590,800
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	1-20-2035	10,772,400	10,772,400
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	1-20-2035	9,336,080	9,336,080
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	4-20-2035	4,534,500	4,534,500
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	4-20-2035	15,870,750	15,870,750
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	11-20-2037	14,779,800	14,779,800
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	7-7-2040	9,698,612	9,698,612
The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60%	7-7-2040	$7,582,551	$ 7,582,551
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	7-7-2040	12,784,535	12,784,535
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	4.58	7-5-2038	8,150,520	8,150,520
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	3-15-2030	18,000,000	18,000,000
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-30-2031	3,654,500	3,654,500
U.S. International Development Finance Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-30-2031	8,551,530	8,551,530
U.S. International Development Finance Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	11-20-2037	10,898,327	10,898,327
U.S. International Development Finance Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-20-2038	3,373,068	3,373,068
U.S. International Development Finance Corporation Series 271 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	7-7-2040	17,633,840	17,633,840
U.S. International Development Finance Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	12-15-2026	2,400,000	2,400,000
U.S. International Development Finance Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-2-2031	10,706,396	10,706,396
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	4.55	11-15-2033	17,777,779	17,777,779
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-2-2031	2,790,200	2,790,200
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-30-2031	4,970,120	4,970,120
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	1-20-2035	8,079,300	8,079,300
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	4-20-2035	4,534,500	4,534,500
U.S. International Development Finance Corporation Series 5 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-2-2031	9,367,100	9,367,100
U.S. International Development Finance Corporation Series 5 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-30-2031	5,116,300	5,116,300
U.S. International Development Finance Corporation Series 5 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	1-20-2035	8,887,230	8,887,230
U.S. International Development Finance Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-30-2031	14,837,270	14,837,270
U.S. International Development Finance Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	4-20-2035	8,071,410	8,071,410
U.S. International Development Finance Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	7-7-2040	4,320,291	4,320,291
U.S. International Development Finance Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-30-2031	5,847,200	5,847,200
U.S. International Development Finance Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	1-20-2035	2,603,330	2,603,330
U.S. International Development Finance Corporation Series 8 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-30-2031	10,963,500	10,963,500
U.S. International Development Finance Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) §±	4.55	5-15-2030	17,612,000	17,612,000
U.S. International Development Finance Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) §±	4.60	9-30-2031	3,435,230	3,435,230
Total Government agency debt (Cost $9,971,294,664)				9,971,294,619
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.02%
Colorado: 0.02%
Variable rate demand notes ø: 0.02%
Colorado HFA Single Family Mortgage Bonds Class I Series 2022 D-2 (Housing revenue, GNMA Insured, FHLB SPA)	4.35%	5-1-2042	$16,000,000	$ 16,000,000
Total Municipal obligations (Cost $16,000,000)				16,000,000
Other instruments: 0.14%
Brandon Place Partners Series 2018 §øø	4.40	12-1-2058	15,335,000	15,335,000
Hacienda Senior Villas Series C §øø	4.40	12-1-2058	20,575,000	20,575,000
La Mesa Senior Living LP Secured §øø	4.40	8-1-2057	48,125,000	48,125,000
Plaza Patria Court Limited §øø	4.40	12-1-2058	17,325,000	17,325,000
Rohnert Park 668 LP Series A §øø	4.40	6-1-2058	20,920,000	20,920,000
Southside Brookshore §øø	4.40	9-1-2059	5,000,000	5,000,000
Total Other instruments (Cost $127,280,000)				127,280,000
Repurchase agreements^^: 75.39%
ANZ Bank New Zealand, dated 1/31/2023, maturity value $678,080,494 (01)	4.30	2-1-2023	677,999,511	677,999,557
Bank of America, dated 1/31/2023, maturity value $600,071,167 (02)	4.27	2-1-2023	600,000,000	600,000,000
Bank of America, dated 1/31/2023, maturity value $1,000,119,444 (03)	4.30	2-1-2023	1,000,000,000	1,000,000,000
Bank of America, dated 1/31/2023, maturity value $1,500,179,167 (04)	4.30	2-1-2023	1,500,000,000	1,500,000,000
Bank of Montreal, dated 1/31/2023, maturity value $350,041,319 (05) §∂øø	4.25	2-1-2023	350,000,000	350,000,000
Bank of Montreal, dated 1/31/2023, maturity value $250,029,861 (06)	4.30	2-1-2023	250,000,000	250,000,000
Bank of New York Mellon Corporation, dated 1/31/2023, maturity value $3,000,358,333 (07)	4.30	2-1-2023	3,000,000,000	3,000,000,000
Barclays Bank plc, dated 1/31/2023, maturity value $4,400,525,556 (08)	4.30	2-1-2023	4,400,000,000	4,400,000,000
Barclays Bank plc, dated 1/31/2023, maturity value $6,536,438,600 (09)	4.30	2-1-2023	6,536,000,000	6,536,000,000
BNP Paribas Securities Corporation, dated 1/31/2023, maturity value $350,041,806 (10)	4.30	2-1-2023	350,000,000	350,000,000
BNP Paribas Securities Corporation, dated 1/31/2023, maturity value $501,795,833 (11)	4.31	2-2-2023	500,000,000	500,000,000
Citibank NA, dated 1/31/2023, maturity value $250,029,861 (12)	4.30	2-1-2023	250,000,000	250,000,000
Citibank NA, dated 1/26/2023, maturity value $250,209,028 (13)	4.30	2-2-2023	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 1/31/2023, maturity value $1,150,137,361 (14)	4.30	2-1-2023	1,150,000,000	1,150,000,000
Citigroup Global Markets Incorporated, dated 1/31/2023, maturity value $250,059,722 (15)	4.30	2-2-2023	250,000,000	250,000,000
Daiwa Capital Markets America Incorporated, dated 1/31/2023, maturity value $1,000,119,444 (16)	4.30	2-1-2023	1,000,000,000	1,000,000,000
Federal Reserve Bank of New York, dated 1/31/2023, maturity value $25,002,986,111 (17)	4.30	2-1-2023	25,000,000,000	25,000,000,000
Fixed Income Clearing Corporation, dated 1/31/2023, maturity value $4,000,477,778 (18)	4.30	2-1-2023	4,000,000,000	4,000,000,000
The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Repurchase agreements (continued)
Goldman Sachs & Company, dated 1/31/2023, maturity value $310,521,563 (19)	2.50%	2-1-2023	$310,500,000	$ 310,500,000
Goldman Sachs & Company, dated 1/31/2023, maturity value $100,011,472 (20)	4.13	2-1-2023	100,000,000	100,000,000
ING Financial Markets LLC, dated 1/31/2023, maturity value $200,023,889 (21)	4.30	2-1-2023	200,000,000	200,000,000
ING Financial Markets LLC, dated 1/31/2023, maturity value $250,034,492 (22)	4.30	2-1-2023	250,004,630	250,004,630
ING Financial Markets LLC, dated 12/15/2022, maturity value $1,150,212,944 (23) ∂	4.31	2-2-2023	1,150,000,000	1,150,000,000
JP Morgan Securities, dated 1/31/2023, maturity value $100,011,889 (24)	4.28	2-1-2023	100,000,000	100,000,000
JP Morgan Securities, dated 1/31/2023, maturity value $1,922,954,659 (25)	4.30	2-1-2023	1,922,725,000	1,922,725,000
Mitsubishi Bank, dated 1/31/2023, maturity value $500,059,722 (26)	4.30	2-1-2023	500,000,000	500,000,000
Mitsubishi Bank, dated 1/31/2023, maturity value $1,250,298,611 (27)	4.30	2-2-2023	1,250,000,000	1,250,000,000
Mizuho Bank, dated 1/31/2023, maturity value $950,113,472 (28)	4.30	2-1-2023	950,000,000	950,000,000
MUFG Securities Canada Limited, dated 1/31/2023, maturity value $1,270,151,694 (29)	4.30	2-1-2023	1,270,000,000	1,270,000,000
MUFG Securities Canada Limited, dated 1/31/2023, maturity value $625,074,653 (30)	4.30	2-1-2023	625,000,000	625,000,000
MUFG Securities Canada Limited, dated 12/15/2022, maturity value $1,508,799,583 (31) ∂	4.31	2-2-2023	1,500,000,000	1,500,000,000
Nomura Securities Company Limited, dated 1/31/2023, maturity value $3,500,418,056 (32)	4.30	2-1-2023	3,500,000,000	3,500,000,000
Royal Bank of Canada, dated 12/15/2022, maturity value $1,005,880,000 (33) ∂	4.32	2-2-2023	1,000,000,000	1,000,000,000
Royal Bank of Canada Dominion Securities, dated 1/11/2023, maturity value $751,970,833 (34)	4.30	2-2-2023	750,000,000	750,000,000
Standard Chartered Bank, dated 1/31/2023, maturity value $1,375,454,271 (35)	4.30	2-1-2023	1,375,290,000	1,375,290,000
Standard Chartered Bank, dated 1/31/2023, maturity value $500,059,722 (36)	4.30	2-1-2023	500,000,000	500,000,000
Sumitomo Mitsui Banking Corporation, dated 1/18/2023, maturity value $113,053,865 (37) ##	4.36	2-1-2023	112,862,500	112,862,500
Sumitomo Mitsui Banking Corporation, dated 12/14/2022, maturity value $292,768,546 (38) ∂	4.58	3-10-2023	289,600,000	289,600,000
Sumitomo Mitsui Banking Corporation, dated 2/1/2023, maturity value $113,004,730 (39) %%	4.61	2-15-2023	112,802,500	112,802,500
TD Securities USA Incorporated, dated 1/31/2023, maturity value $600,071,667 (40)	4.30	2-1-2023	600,000,000	600,000,000
Total Repurchase agreements (Cost $69,432,784,142)				69,432,784,187
U.S. Treasury securities: 13.83%
U.S. Treasury Bill ☼	4.69	5-23-2023	1,680,000,000	1,656,058,071
U.S. Treasury Note	0.13	2-28-2023	70,000,000	69,940,443
U.S. Treasury Note	0.13	4-30-2023	845,000,000	841,001,941
U.S. Treasury Note	0.13	5-15-2023	460,000,000	457,210,758
U.S. Treasury Note	0.25	4-15-2023	185,000,000	184,286,683
U.S. Treasury Note	1.38	2-15-2023	150,000,000	149,987,815
U.S. Treasury Note	1.38	6-30-2023	80,000,000	79,666,017
U.S. Treasury Note	1.75	5-15-2023	120,000,000	119,828,506
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Portfolio of investments—January 31, 2023

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note		2.50%	3-31-2023	$75,000,000	$ 75,101,764
U.S. Treasury Note		2.63	2-28-2023	150,000,000	150,100,596
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield -0.08%) ±		4.55	4-30-2024	700,000,000	699,444,808
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield -0.02%) ±		4.61	1-31-2024	371,000,000	371,175,564
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±		4.66	4-30-2023	3,600,000,000	3,600,024,427
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±		4.66	7-31-2023	2,765,000,000	2,765,025,700
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±		4.66	10-31-2023	570,000,000	570,000,376
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±		4.77	10-31-2024	400,000,000	399,319,616
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.20%) ±		4.83	1-31-2025	550,000,000	550,000,000
Total U.S. Treasury securities (Cost $12,738,173,085)					12,738,173,085
Total investments in securities (Cost $92,323,026,891)	100.24%				92,323,026,891
Other assets and liabilities, net	(0.24)				(222,788,816)
Total net assets	100.00%				$92,100,238,075

The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Portfolio of investments—January 31, 2023

§	The security is subject to a demand feature which reduces the effective maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 0.62% to 4.25%, 2-15-2025 to 8-15-2047, fair value including accrued interest is $686,588,212.
(02) U.S. government securities, 4.50%, 7-20-2052, fair value including accrued interest is $618,000,001.
(03) U.S. government securities, 2.00% to 3.50%, 9-1-2040 to 2-1-2050, fair value including accrued interest is $1,030,000,000.
(04) U.S. government securities, 2.00% to 4.00%, 3-1-2051 to 1-1-2053, fair value including accrued interest is $1,545,000,000.
(05) U.S. government securities, 1.75% to 7.00%, 8-15-2023 to 1-20-2072, fair value including accrued interest is $359,500,033.
(06) U.S. government securities, 2.00%, 2-15-2025, fair value including accrued interest is $255,000,069.
(07) U.S. government securities, 0.13% to 2.88%, 7-15-2023 to 8-15-2049, fair value including accrued interest is $3,060,000,040.
(08) U.S. government securities, 0.00% to 8.00%, 2-15-2023 to 2-1-2053, fair value including accrued interest is $4,524,492,016.
(09) U.S. government securities, 0.00% to 6.25%, 2-16-2023 to 2-15-2052, fair value including accrued interest is $6,666,720,076.
(10) U.S. government securities, 0.00% to 6.00%, 2-23-2023 to 2-1-2053, fair value including accrued interest is $360,361,161.
(11) U.S. government securities, 2.00% to 6.50%, 5-20-2034 to 9-1-2052, fair value including accrued interest is $515,000,000.
(12) U.S. government securities, 0.00% to 8.63%, 3-8-2023 to 9-15-2065, fair value including accrued interest is $255,433,984.
(13) U.S. government securities, 0.00% to 8.88%, 3-10-2023 to 9-15-2065, fair value including accrued interest is $255,022,195.
(14) U.S. government securities, 0.00% to 9.00%, 2-15-2023 to 12-20-2072, fair value including accrued interest is $1,183,971,966.
(15) U.S. government securities, 1.88% to 2.75%, 5-31-2029 to 2-15-2032, fair value including accrued interest is $255,000,034.
(16) U.S. government securities, 0.00% to 7.00%, 2-15-2023 to 1-1-2053, fair value including accrued interest is $1,028,753,463.
(17) U.S. government securities, 0.13% to 3.38%, 2-28-2023 to 8-15-2040, fair value including accrued interest is $25,002,986,114.
(18) U.S. government securities, 0.00% to 6.25%, 2-7-2023 to 8-15-2051, fair value including accrued interest is $4,080,000,007.
(19) U.S. government securities, 0.00% to 4.38%, 2-15-2025 to 11-15-2044, fair value including accrued interest is $316,710,000.
(20) U.S. government securities, 0.00% to 6.00%, 3-31-2027 to 1-1-2052, fair value including accrued interest is $102,773,874.
(21) U.S. government securities, 2.00% to 5.00%, 9-1-2028 to 12-1-2052, fair value including accrued interest is $206,000,000.
(22) U.S. government securities, 1.75% to 2.75%, 8-15-2041 to 5-15-2051, fair value including accrued interest is $255,004,723.
(23) U.S. government securities, 0.13% to 8.50%, 6-30-2023 to 5-1-2058, fair value including accrued interest is $1,184,259,581.
(24) U.S. government securities, 0.00% to 5.50%, 2-1-2023 to 2-1-2053, fair value including accrued interest is $102,868,591.
(25) U.S. government securities, 0.00% to 7.50%, 4-19-2023 to 11-15-2062, fair value including accrued interest is $1,979,394,672.
(26) U.S. government securities, 1.50% to 6.50%, 1-1-2027 to 2-1-2053, fair value including accrued interest is $515,000,001.
(27) U.S. government securities, 0.00% to 6.50%, 11-20-2023 to 9-20-2062, fair value including accrued interest is $1,287,122,214.
(28) U.S. government securities, 1.50% to 7.50%, 5-1-2023 to 4-1-2056, fair value including accrued interest is $978,500,000.
(29) U.S. government securities, 0.13% to 8.00%, 3-17-2023 to 1-20-2072, fair value including accrued interest is $1,306,125,796.
(30) U.S. government securities, 0.25% to 3.88%, 3-15-2024 to 5-15-2031, fair value including accrued interest is $637,500,000.
(31) U.S. government securities, 0.00% to 7.00%, 5-22-2023 to 1-20-2072, fair value including accrued interest is $1,544,845,276.
(32) U.S. government securities, 0.00% to 8.88%, 2-10-2023 to 4-1-2059, fair value including accrued interest is $3,576,457,659.
(33) U.S. government securities, 0.00% to 7.50%, 2-9-2023 to 2-1-2053, fair value including accrued interest is $1,028,604,620.
(34) U.S. government securities, 0.00% to 5.50%, 4-15-2024 to 12-20-2052, fair value including accrued interest is $772,421,139.
(35) U.S. government securities, 3.50% to 4.00%, 2-15-2025 to 1-31-2030, fair value including accrued interest is $1,403,357,143.
(36) U.S. government securities, 0.13% to 5.00%, 4-15-2023 to 3-1-2052, fair value including accrued interest is $513,404,439.
(37) U.S. government securities, 2.38% to 3.25%, 8-31-2024 to 5-15-2029, fair value including accrued interest is $115,247,471.
(38) U.S. government securities, 3.00% to 3.50%, 8-31-2024 to 1-20-2050, fair value including accrued interest is $298,334,041.
(39) U.S. government securities, 2.38% to 2.66%, 2-15-2029 to 5-15-2029, fair value including accrued interest is $115,118,960.
(40) U.S. government securities, 3.50% to 6.00%, 7-1-2049 to 1-1-2053, fair value including accrued interest is $618,000,000.
∂	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
##	All or a portion of this security is segregated for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Statement of assets and liabilities—January 31, 2023

Assets
Investments in unaffiliated securities, at amortized cost	$ 22,890,242,704
Investments in repurchase agreements, at amortized cost	69,432,784,187
Cash	81,318
Receivable for interest	83,937,202
Receivable for Fund shares sold	19,524,002
Prepaid expenses and other assets	829,151
Total assets	92,427,398,564
Liabilities
Dividends payable	156,449,603
Payable for when-issued transactions	112,802,500
Payable for Fund shares redeemed	42,346,066
Management fee payable	7,706,153
Administration fees payable	4,547,449
Distribution fee payable	90,203
Trustees’ fees and expenses payable	2,488
Accrued expenses and other liabilities	3,216,027
Total liabilities	327,160,489
Total net assets	$92,100,238,075
Net assets consist of
Paid-in capital	$ 92,099,993,408
Total distributable earnings	244,667
Total net assets	$92,100,238,075
Computation of net asset value per share
Net assets – Class A	$ 356,236,265
Shares outstanding – Class A1	356,241,001
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 3,628,015,296
Shares outstanding – Administrator Class[1]	3,628,022,738
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$ 29,533,412,275
Shares outstanding – Institutional Class[1]	29,534,054,590
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$ 56,118,081,856
Shares outstanding – Select Class[1]	56,117,209,819
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$ 1,419,439,248
Shares outstanding – Service Class[1]	1,419,457,045
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$ 1,045,053,135
Shares outstanding – Sweep Class[1]	1,045,070,119
Net asset value per share – Sweep Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Statement of operations—year ended January 31, 2023

Investment income
Interest	$ 2,046,571,377
Expenses
Management fee	140,937,769
Administration fees
Class A	727,262
Administrator Class	3,243,934
Institutional Class	26,352,566
Select Class	28,810,541
Service Class	2,074,894
Sweep Class	346,547
Shareholder servicing fees
Class A	826,434
Administrator Class	3,243,934
Service Class	4,322,697
Sweep Class	2,887,889
Distribution fee
Sweep Class	1,155,155
Custody and accounting fees	7,476,146
Professional fees	81,039
Registration fees	3,567,993
Shareholder report expenses	116,194
Trustees’ fees and expenses	21,293
Other fees and expenses	1,648,196
Total expenses	227,840,483
Less: Fee waivers and/or expense reimbursements
Fund-level	(33,428,520)
Class A	(311,114)
Administrator Class	(1,066,322)
Institutional Class	(7,343,075)
Select Class	(30,829,413)
Service Class	(1,359,047)
Sweep Class	(902,411)
Net expenses	152,600,581
Net investment income	1,893,970,796
Net realized gains on investments	149,695
Net increase in net assets resulting from operations	$1,894,120,491
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Statement of changes in net assets

	Year ended January 31, 2023		Year ended January 31, 2022
Operations
Net investment income		$ 1,893,970,796		$ 30,303,368
Net realized gains on investments		149,695		425,866
Net increase in net assets resulting from operations		1,894,120,491		30,729,234
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,107,291)		(32,156)
Administrator Class		(52,936,267)		(407,833)
Institutional Class		(548,499,498)		(4,315,675)
Select Class		(1,244,456,867)		(25,942,933)
Service Class		(25,306,204)		(201,661)
Sweep Class		(17,779,099)		(89,466)
Total distributions to shareholders		(1,894,085,226)		(30,989,724)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	97,246,217	97,246,217	101,363,824	101,363,824
Administrator Class	19,247,989,683	19,247,989,683	21,325,222,248	21,325,222,248
Institutional Class	133,382,515,269	133,382,515,269	197,535,730,467	197,535,730,467
Select Class	739,906,150,392	739,906,150,392	1,160,483,999,071	1,160,483,999,071
Service Class	36,788,307,413	36,788,307,413	77,872,528,777	77,872,528,777
Sweep Class	7,282,764,941	7,282,764,941	7,001,689,901	7,001,689,901
		936,704,973,915		1,464,320,534,288
Reinvestment of distributions
Class A	5,088,443	5,088,443	31,866	31,866
Administrator Class	21,593,914	21,593,914	188,849	188,849
Institutional Class	181,718,307	181,718,307	1,487,445	1,487,445
Select Class	750,229,605	750,229,605	16,408,984	16,408,984
Service Class	2,171,675	2,171,675	19,548	19,548
Sweep Class	17,779,099	17,779,099	89,474	89,474
		978,581,043		18,226,166
Payment for shares redeemed
Class A	(62,551,940)	(62,551,940)	(91,800,580)	(91,800,580)
Administrator Class	(20,668,809,280)	(20,668,809,280)	(20,838,430,663)	(20,838,430,663)
Institutional Class	(144,108,581,896)	(144,108,581,896)	(200,342,145,260)	(200,342,145,260)
Select Class	(769,736,358,487)	(769,736,358,487)	(1,170,469,084,534)	(1,170,469,084,534)
Service Class	(37,244,407,620)	(37,244,407,620)	(77,862,043,660)	(77,862,043,660)
Sweep Class	(7,357,298,131)	(7,357,298,131)	(5,901,420,153)	(5,901,420,153)
		(979,178,007,354)		(1,475,504,924,850)
Net decrease in net assets resulting from capital share transactions		(41,494,452,396)		(11,166,164,396)
Total decrease in net assets		(41,494,417,131)		(11,166,424,886)
Net assets
Beginning of period		133,594,655,206		144,761,080,092
End of period		$ 92,100,238,075		$ 133,594,655,206
The accompanying notes are an integral part of these financial statements.

20  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Class A	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.01)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.50%	0.01%	0.13%	1.59%	1.38%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.60%	0.60%	0.61%	0.61%
Net expenses	0.48%*	0.07% *	0.28% *	0.60%	0.60%
Net investment income	1.55%	0.01%	0.13%	1.56%	1.39%
Supplemental data
Net assets, end of period (000s omitted)	$356,236	$316,459	$306,864	$366,601	$311,616

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.12%
Year ended January 31, 2022	0.53%
Year ended January 31, 2021	0.32%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  21

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Administrator Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.71%	0.01%	0.17%	1.85%	1.65%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.33%	0.33%	0.34%	0.34%
Net expenses	0.28%*	0.07% *	0.22% *	0.34%	0.34%
Net investment income	1.63%	0.01%	0.14%	1.81%	1.67%
Supplemental data
Net assets, end of period (000s omitted)	$3,628,015	$5,027,252	$4,540,262	$3,893,928	$2,411,490

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.27%
Year ended January 31, 2021	0.11%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

22  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Institutional Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.82%	0.01%	0.22%	1.99%	1.79%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.21%	0.21%	0.22%	0.22%
Net expenses	0.17%*	0.07% *	0.18% *	0.20%	0.20%
Net investment income	1.66%	0.01%	0.16%	1.97%	1.79%
Supplemental data
Net assets, end of period (000s omitted)	$29,533,412	$40,078,395	$42,883,663	$29,289,517	$26,000,569

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.13%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  23

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Select Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.89%	0.03%	0.26%	2.05%	1.85%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.17%	0.17%	0.18%	0.18%
Net expenses	0.11%*	0.05% *	0.14%	0.14%	0.14%
Net investment income	1.73%	0.03%	0.19%	2.02%	1.82%
Supplemental data
Net assets, end of period (000s omitted)	$56,118,082	$85,197,344	$95,165,936	$51,954,718	$45,335,385

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.09%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

24  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Service Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.58%	0.01%	0.14%	1.69%	1.48%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.50%	0.51%	0.51%
Net expenses	0.40%*	0.07% *	0.25% *	0.50%	0.50%
Net investment income	1.47%	0.01%	0.13%	1.67%	1.45%
Supplemental data
Net assets, end of period (000s omitted)	$1,419,439	$1,873,382	$1,862,889	$1,994,923	$1,856,426

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.43%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  25

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Sweep Class	2023	2022	2021 [1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [2]	(0.00) [2]
Net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions to shareholders	(0.02)	(0.00) [2]	(0.00) [2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	1.58%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.56%
Net expenses	0.41%*	0.06% *	0.13% *
Net investment income	1.54%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,045,053	$1,101,824	$1,465

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.09%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021[1]	0.37%

[1]	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Government Money Market Funds

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Money Market Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Government Money Market Funds  |  27

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$ 37,495,000	$0	$ 37,495,000
Government agency debt	0	9,971,294,619	0	9,971,294,619
Municipal obligations	0	16,000,000	0	16,000,000
Other instruments	0	127,280,000	0	127,280,000
Repurchase agreements	0	69,432,784,187	0	69,432,784,187
U.S. Treasury securities	0	12,738,173,085	0	12,738,173,085
Total assets	$0	$92,323,026,891	$0	$92,323,026,891
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

28  |  Government Money Market Funds

Notes to financial statements
For the year ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2023, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

Government Money Market Funds  |  29

Notes to financial statements
caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain fund-level and/or class-level expenses during the year ended January 31, 2023 in order to maintain a positive yield.  These voluntary fund-level and/or class-level waivers may be discontinued at any time.  As of January 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.34
Institutional Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.10% of the average daily net assets of Sweep Class shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $35,000,000, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended January 31, 2023.
5. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended January 31, 2023 and January 31, 2022 were as follows:
	Year ended January 31
	2023	2022
Ordinary income	$1,894,085,226	$30,988,366
Long-term capital gain	0	1,358
As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain
$156,575,639	$149,695
6. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

30  |  Government Money Market Funds

Notes to financial statements
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Government Money Market Funds  |  31

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Government Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 30, 2023

32  |  Government Money Market Funds

Other information (unaudited)
TAX INFORMATION
For the fiscal year ended January 31, 2023, $1,738,326,426 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2023, $114,723 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2023, 19% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2023.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds  |  33

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

34  |  Government Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  35

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36  |  Government Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02142023-a1ez9g1t 03-23
AR0450 01-23

Annual Report
January 31, 2023
Institutional Money Market Funds
■	Allspring Heritage Money Market Fund

The views expressed and any forward-looking statements are as of January 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Heritage Money Market Fund for the 12-month period that ended January 31, 2023. Globally, stocks and bonds experienced heightened volatility and historically poor performance through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the 12-month period, stocks and bonds––both domestic U.S. and global––suffered losses. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -8.22%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.72%, while the MSCI EM Index (Net) (USD)3 had weaker performance, with a decline of 12.12%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -8.36%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -14.18%, the Bloomberg Municipal Bond Index6 declined 3.25%, and the ICE BofA U.S. High Yield Index7 fell 5.08%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with heightened volatility in March and mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fueled inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)8 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[8]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of more rate hikes. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act.  Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
“ In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

Institutional Money Market Funds  |  3

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a broad rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Fed and on how many additional rate hikes it will announce before reaching the peak (“terminal”) rate, expected to be above 5%. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

4  |  Institutional Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of January 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Administrator Class (SHMXX)	6-29-1995	1.97	1.25	0.76	0.36	0.33
Institutional Class (SHIXX)	3-31-2000	2.08	1.34	0.83	0.24	0.20
Select Class (WFJXX)	6-29-2007	2.15	1.40	0.90	0.20	0.13
Service Class (WHTXX)	6-30-2010	1.88	1.18	0.70	0.53	0.43
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.33% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of January 31, 2023
	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield[1]	4.28	4.41	4.48	4.18
7-day compound yield	4.37	4.51	4.58	4.27
30-day simple yield	4.28	4.41	4.48	4.18
30-day compound yield	4.37	4.50	4.58	4.26

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 4.25%, 4.37%, 4.41% and 4.08% for Administrator Class, Institutional Class, Select Class and Service Class, respectively.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Institutional Money Market Funds

Performance highlights (unaudited)
MANAGER'S DISCUSSION
After letting the U.S. economy run at above-trend growth in 2021 in order to recover from a COVID-19-induced economic crisis, the unanswered question seemed to be: Would the Federal Open Market Committee (FOMC) be willing to take its foot off the monetary policy accelerator to combat inflation and inflation expectations? After years of easy monetary policies, even in the face of high and accelerating inflation data, market participants resisted the idea that the FOMC would be aggressive in fighting inflation, becoming comfortable with the idea that it would talk a tough game but wouldn’t follow through with tough actions. As we began the reporting period, even the Federal Reserve (Fed), as evidenced by the Summary of Economic Projections (SEP or “dot plot”), showed a reluctance by the participants to raise rates too aggressively. However, as it became evident inflation was not just “transitory,” the Fed followed through by raising rates 4.25% over the reporting period, taking its target range for the effective federal funds rate from 0.00% to 0.25% at the beginning of the year to 4.25% to 4.50% at the end.
Portfolio composition as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
At the beginning of the reporting period, the prime market yields were relatively flat as expectations surrounding the FOMC raising its target rate were just starting to be reflected: the yield pickup from the 1-month London Interbank Offered Rate (LIBOR) (at 0.11%) to 1-year LIBOR (at 0.96%) was 85 basis points (bps; 100 bps equal 1.00%). By the end of March 2022, as Fed members began actively promoting their views for higher rates and preparing markets for upcoming rate increases, the yield curve had shifted up slightly, reflecting the Fed’s first rate hike, as well as steepened, to a pickup of 165 bps from one month to one year as a more aggressive Fed was priced into market yields. By the end of the reporting period, the rate curve flattened, albeit at much higher levels, with 1-month LIBOR at 4.57% and 1-year LIBOR at 5.34%, as the FOMC is now perceived to be more data dependent and closer to ending the tightening cycle: Fed Chair Powell indicated in December that while the pace of future rate increases may slow, data surrounding inflation and inflation expectations will dictate the duration of rate increases.
Effective maturity distribution as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
Strategic outlook
While we may be nearing an inflection point on rates, Chair Powell has remained cautious and has repeatedly emphasized to market participants that target rates might stay higher for longer than expected. However, the money markets, and in particular the fed funds futures market, paint a somewhat more optimistic picture, expecting a swift resolution to inflation followed by the Fed easing monetary conditions toward the end of the year. Chair Powell has attempted to temper those expectations by emphasizing that in addition to the inflation data, the Fed is watching labor markets. In its view, labor market conditions are very tight and wage growth remains robust—conditions ripe, it fears, for keeping inflation elevated. The Fed would like to see some moderation in wage growth and easing of labor market conditions, as it believes that even though commodity pricing may be helping inflation decline, labor market conditions can offset those gains. It’s possible, too, that if the labor market remains tight this may even provide a floor under inflation, which is not a desirable outcome.
Credit metrics in the prime space continued to be well supported by favorable market liquidity. Bank capital requirements are stable, while liquidity and interest coverage ratios remain solid. The combination of market liquidity, well-supported credit metrics, and higher yields has made money markets an attractive asset class this year.

Institutional Money Market Funds  |  7

Performance highlights (unaudited)
In response to the FOMC and, more importantly, to expectations of future rate increases, market yields have moved higher this year. Our conservative approach to portfolio management—favoring excess liquidity over regulatory requirements and shorter weighted average maturities—was especially beneficial this year as we were able to quickly capture FOMC rate increases in the Fund yield. Going forward, our relatively short portfolio positioning should enable us to continue to reap the benefits of further tightening, as well as extend purchases if the opportunity offers a favorable risk/reward proposition. And finally, in addition to capturing higher yields, the enhanced liquidity buffer in our portfolios allows us to meet the liquidity needs of our investors while dampening net asset value volatility.
Weighted average maturity as of January 31, 2023[1]
6 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of January 31, 2023[1]
47 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Institutional Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2022 to January 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2022	Ending account value 1-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,016.90	$1.68	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Institutional Class
Actual	$1,000.00	$1,017.55	$1.02	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,017.91	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,016.40	$2.19	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19	0.43%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Institutional Money Market Funds  |  9

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 28.75%
ABN Amro Bank NV	4.37%	2-3-2023	$120,000,000	$ 120,000,000
Australia & New Zealand Banking Group Limited	4.32	2-1-2023	100,000,000	100,000,000
Banco Santander SA	4.85	2-17-2023	30,000,000	30,005,472
Banco Santander SA (U.S. SOFR +0.63%) ±	4.93	6-9-2023	25,000,000	25,022,662
Banco Santander SA	5.10	5-4-2023	35,000,000	35,053,969
Bank of America NA (U.S. SOFR +0.35%) ±	4.65	10-25-2023	25,000,000	25,000,000
Bank of America NA (U.S. SOFR +0.72%) ±	5.02	8-7-2023	35,000,000	35,066,369
Bank of Montreal (U.S. SOFR +0.75%) ±	5.05	8-1-2023	35,000,000	35,082,041
Bank of Montreal (U.S. SOFR +0.75%) ±	5.05	12-4-2023	25,000,000	25,081,271
Canadian Imperial Bank of Commerce	4.30	2-1-2023	50,000,000	50,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR +0.44%) ±	4.74	1-18-2024	25,000,000	25,018,266
Credit Agricole Corporate and Investment Bank of New York	4.30	2-1-2023	100,000,000	100,000,000
HSBC Bank USA NA	4.32	2-1-2023	100,000,000	100,000,000
Lloyds Bank plc	4.80	2-13-2023	35,000,000	35,004,106
Mitsubishi UFJ Trust & Banking (U.S. SOFR +0.49%) ±	4.79	3-3-2023	50,000,000	50,012,729
Mizuho Bank Limited	4.32	2-1-2023	95,000,000	95,000,000
MUFG Bank Limited (U.S. SOFR +0.55%) ±	4.85	2-10-2023	35,000,000	35,003,870
Nordea Bank AB (U.S. SOFR +0.67%) ±	4.97	6-7-2023	25,000,000	25,041,591
Norinchukin Bank (U.S. SOFR +0.25%) ±	4.55	7-27-2023	35,000,000	34,983,467
Oversea-Chinese Banking Corporation (U.S. SOFR +0.27%) ±	4.57	8-28-2023	25,000,000	24,997,012
Oversea-Chinese Banking Corporation (U.S. SOFR +0.39%) ±	4.69	10-18-2023	50,000,000	50,013,292
Royal Bank of Canada (U.S. SOFR +0.75%) ±	5.05	10-19-2023	35,000,000	35,112,355
Skandinaviska Enskilda Bank AG (U.S. SOFR +0.51%) ±	4.81	3-28-2023	30,000,000	30,015,650
Skandinaviska Enskilda Bank AG	4.95	7-14-2023	25,000,000	25,043,100
Sumitomo Mitsui Banking Corporation (U.S. SOFR +0.75%) ±	5.05	4-21-2023	35,000,000	35,042,132
Sumitomo Mitsui Trust (U.S. SOFR +0.28%) ±	4.58	5-12-2023	25,000,000	25,008,116
Sumitomo Mitsui Trust	4.69	2-7-2023	25,000,000	25,000,926
Sumitomo Mitsui Trust (U.S. SOFR +0.62%) ±	4.92	2-2-2023	50,000,000	50,001,549
Swedbank AB (U.S. SOFR +0.65%) ±	4.95	6-8-2023	35,000,000	35,052,878
Toronto Dominion Bank	4.77	2-15-2023	20,000,000	20,002,636
Toronto Dominion Bank	5.04	8-7-2023	25,000,000	25,063,657
Westpac Banking Corporation (U.S. SOFR +0.56%) ±	4.86	3-3-2023	30,000,000	30,011,002
Total Certificates of deposit (Cost $1,390,000,000)				1,390,740,118

Closed-end fund obligations: 1.22%
Nuveen Credit Strategies Income Fund Preferred Shares Series A (160 shares) 2.47% 144Aø	16,000,000	16,000,000
Nuveen Floating Rate Income Fund Variable Rate Demand Preferred Shares Series A (230 shares) 2.47% 144Aø	23,000,000	23,000,000
Nuveen Preferred & Income Opportunities Fund Preferred Shares (150 shares) 2.47% 144Aø	15,000,000	15,000,000
Nuveen Preferred & Income Securities Fund Preferred Shares (50 shares) 2.47% 144Aø	5,000,000	5,000,000
Total Closed-end fund obligations (Cost $59,000,000)		59,000,000

The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturitydate	Principal	Value
Commercial paper: 42.64%
Asset-backed commercial paper: 20.81%
Anglesea Funding LLC ☼	4.52%	7-24-2023	$ 25,000,000	$ 25,000,000
Anglesea Funding LLC ☼	4.60	4-17-2023	30,000,000	30,000,095
Anglesea Funding LLC ☼	4.60	5-8-2023	35,000,000	35,000,000
Anglesea Funding LLC ☼	4.60	5-26-2023	30,000,000	30,000,000
Barton Capital SA ☼	4.33	2-1-2023	10,000,000	9,998,804
Barton Capital SA ☼	4.73	2-8-2023	20,000,000	19,980,098
Bedford Row Funding Corporation ☼	4.81	5-2-2023	25,000,000	25,019,859
Bennington Sark Capital Company ☼	4.58	2-6-2023	25,000,000	24,981,488
Chesham Finance Limited ☼	4.31	2-1-2023	49,000,000	48,994,138
Chesham Finance Limited ☼	4.31	2-1-2023	25,000,000	24,997,009
Collateralized Commercial Paper V Company LLC ☼	4.75	5-12-2023	25,000,000	25,016,744
Collateralized Commercial Paper V Company LLC ☼	4.80	3-20-2023	40,000,000	40,010,754
Collateralized Commercial Paper V Company LLC ☼	4.85	3-10-2023	40,000,000	40,018,412
Concord Minutemen Capital Company ☼	4.52	2-7-2023	96,000,000	95,916,186
Concord Minutemen Capital Company ☼	4.65	4-18-2023	25,000,000	25,013,138
Glencove Funding DAC ☼	4.42	2-2-2023	20,000,000	19,995,184
Gotham Funding Corporation ☼	4.66	2-1-2023	20,000,000	19,997,609
Great Bear Funding DAC ☼	4.32	2-2-2023	20,000,000	19,995,184
Legacy Capital Company ☼	4.63	8-23-2023	25,000,000	25,000,483
Legacy Capital Company ☼	4.65	3-13-2023	20,000,000	20,003,668
Lexington Parker Capital Company LLC ☼	4.47	2-10-2023	25,000,000	24,968,875
Lexington Parker Capital Company LLC ☼	4.52	2-7-2023	40,000,000	39,965,233
Liberty Funding LLC ☼	4.71	2-3-2023	30,000,000	29,989,097
LMA Americas LLC ☼	4.71	2-7-2023	25,000,000	24,978,320
LMA Americas LLC ☼	4.71	2-8-2023	17,000,000	16,983,140
Matchpoint Finance plc ☼	4.85	4-11-2023	35,000,000	35,019,958
Mountcliff Funding LLC 144A☼	4.34	2-1-2023	25,000,000	24,997,009
Old Line Funding LLC ☼	4.90	4-20-2023	25,000,000	25,021,379
Ridgefield Funding Company LLC ☼	4.71	2-6-2023	30,000,000	29,977,785
Versailles CDS LLC ☼	4.55	8-3-2023	20,000,000	20,000,000
Versailles CDS LLC ☼	4.55	8-7-2023	25,000,000	25,000,000
Versailles CDS LLC ☼	4.69	3-6-2023	40,000,000	40,009,503
Versailles CDS LLC ☼	4.90	3-8-2023	25,000,000	24,885,650
Victory Receivables Corporation ☼	4.42	2-2-2023	40,000,000	39,990,336
				1,006,725,138
Financial company commercial paper: 20.04%
Archer Daniels Midland ☼	4.41	2-7-2023	50,000,000	49,956,733
Banco Santander SA 144A☼	5.38	5-10-2023	35,000,000	34,539,059
Bank of Montreal ☼	4.92	4-4-2023	35,000,000	35,025,674
Bank of Nova Scotia ☼	4.85	5-30-2023	30,000,000	30,031,719
Bank of Nova Scotia ☼	4.88	6-30-2023	25,000,000	25,035,006
Britannia Funding Company ☼	4.76	2-6-2023	20,000,000	19,985,157
Britannia Funding Company ☼	4.77	2-2-2023	40,000,000	39,990,347
Credit Agricole Corporate and Investment Bank of New York ☼	4.70	3-15-2023	25,000,000	24,864,371
Erste Finance LLC ☼	4.32	2-1-2023	100,000,000	99,988,058
Mitsubishi Corporation ☼	4.46	2-3-2023	40,000,000	39,985,377
Mitsubishi Corporation ☼	4.50	2-1-2023	25,000,000	24,996,989
Mitsubishi Corporation ☼	4.51	2-9-2023	20,000,000	19,977,535
Mitsubishi Corporation ☼	4.67	3-20-2023	25,000,000	24,846,733
National Australia Bank Limited ☼	4.65	7-5-2023	25,000,000	25,012,714
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—January 31, 2023

	Interest rate	Maturitydate	Principal	Value
Financial company commercial paper (continued)
National Australia Bank Limited (U.S. SOFR +0.50%) 144A±	4.80%	3-29-2023	$35,000,000	$ 35,017,938
National Bank of Canada ☼	4.65	10-20-2023	25,000,000	25,004,091
National Bank of Canada ☼	4.70	3-16-2023	25,000,000	25,007,541
National Bank of Canada ☼	4.70	3-21-2023	50,000,000	50,017,310
Nordea Bank AB ☼	4.55	6-20-2023	25,000,000	25,002,318
Royal Bank of Canada (U.S. SOFR +0.50%) 144A±	4.80	3-2-2023	30,000,000	30,008,354
Skandinaviska Enskilda Bank AG ☼	4.68	8-4-2023	35,000,000	35,022,476
Skandinaviska Enskilda Bank AG ☼	4.88	3-2-2023	35,000,000	35,013,046
The Fédération des caisses Desjardins du Québec ☼	4.61	3-20-2023	25,000,000	24,847,667
Toronto Dominion Bank ☼	4.93	9-7-2023	25,000,000	25,060,081
UBS AG London ☼	4.94	4-20-2023	35,000,000	35,029,669
United Overseas Bank Limited ☼	4.70	6-21-2023	20,000,000	20,013,184
United Overseas Bank Limited ☼	4.71	2-14-2023	35,000,000	34,938,995
United Overseas Bank Limited ☼	4.85	2-3-2023	25,000,000	25,001,007
Westpac Securities Limited ☼	4.77	10-3-2023	30,000,000	30,035,077
Westpac Securities Limited ☼	4.80	11-1-2023	20,000,000	20,026,118
				969,280,344
Other commercial paper: 1.79%
BNG Bank NV ☼	4.57	2-28-2023	10,000,000	9,964,603
Salt River Project Agricultural ☼	4.36	2-2-2023	26,500,000	26,496,798
Singapore Technologies Engineering Transore Holdings Incorporated ☼	4.41	2-7-2023	50,000,000	49,955,472
				86,416,873
Total Commercial paper (Cost $2,061,993,640)				2,062,422,355
Municipal obligations: 11.33%
Alaska: 0.83%
Variable rate demand notes ø: 0.83%
Alaska Housing Finance Corporation (Housing revenue)	4.40	12-1-2044	40,000,000	40,000,000
Arizona: 1.22%
Variable rate demand notes ø: 1.22%
Mizuho Floater Residual Trust Various States Series 2021-MIZ9060TX (Tax revenue, Mizuho Capital Markets LLC LOC) 144A	4.59	2-15-2041	59,179,707	59,179,707
Colorado: 1.98%
Variable rate demand notes ø: 1.98%
Colorado HFA MFHR Class II Series B (Housing revenue, FHLB SPA)	4.38	5-1-2052	81,135,000	81,135,000
Colorado HFA Single Family Mortgage Bonds Class II Series 2021-I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2051	14,770,000	14,770,000
				95,905,000
The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturitydate	Principal	Value
Georgia: 0.62%
Variable rate demand notes ø: 0.62%
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series 2022 (Industrial development revenue, Korea Development Bank LOC) 144A	4.39%	11-1-2029	$20,000,000	$ 20,000,000
Private Colleges and Universities Authority Emory University Revenue Bonds Series 2022C-1 (Education revenue, Truist Bank LOC)	4.32	9-1-2052	10,000,000	10,000,000
				30,000,000
Kansas: 0.19%
Variable rate demand notes ø: 0.19%
Olathe KS Multi-Modal-Diamant Boart Series B (Industrial development revenue, Svenska HandelsBanken LOC)	4.30	3-1-2027	8,900,000	8,900,000
Kentucky: 0.48%
Variable rate demand notes ø: 0.48%
Kentucky Housing Corporation Series B (Housing revenue, Kentucky Housing Corporation SPA)	4.35	7-1-2041	23,000,000	23,000,000
Minnesota: 0.41%
Variable rate demand notes ø: 0.41%
Minnesota Housing Finance Agency Series 2022H (Housing revenue, FHLB SPA)	4.35	7-1-2052	20,000,000	20,000,000
New Hampshire: 1.16%
Variable rate demand notes ø: 1.16%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial development revenue, Kookmin Bank LOC) 144A	4.40	10-1-2028	56,000,000	56,000,000
New York: 3.06%
Variable rate demand notes ø: 3.06%
Mizuho Floater Residual Trust Various States Series 2022-MIZ9107TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	4.59	2-1-2026	15,000,000	15,000,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9108TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	4.42	11-1-2031	20,000,000	20,000,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9109TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	4.59	6-4-2027	30,000,000	30,000,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9112TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	4.85	10-1-2027	7,000,000	7,000,000
New York Dormitory Authority Personal Income Tax Revenue Series XFT910 (Tax revenue, Citibank NA LIQ) 144A	4.40	3-15-2040	4,000,000	4,000,000
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax revenue) 144A	4.48	3-15-2040	16,000,000	16,000,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Portfolio of investments—January 31, 2023

		Interest rate	Maturitydate	Principal	Value
Variable rate demand notes ø(continued)
New York Municipal Water Finance Authority Series T-30001-I (Water & sewer revenue, Citibank NA LIQ) 144A		4.40%	6-15-2044	$16,000,000	$ 16,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-003 (GO revenue, Barclays Bank plc LOC) 144A		4.70	5-15-2056	39,960,000	39,960,000
					147,960,000
Other: 1.38%
Variable rate demand notes ø: 1.38%
Taxable Municipal Funding Trust Various States Floaters Series 2019-019 (Health revenue, Barclays Bank plc LOC) 144A		4.70	12-1-2030	850,000	850,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-11 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A		4.70	9-1-2030	66,015,000	66,015,000
					66,865,000
Total Municipal obligations (Cost $547,809,707)					547,809,707
Other instruments: 3.24%
Altoona Blair County Development Corporation 144A§øø		4.37	4-1-2035	12,000,000	12,000,000
Altoona Blair County Development Corporation 144A§øø		4.37	9-1-2038	14,850,000	14,850,000
Fortenbery Children 2017 Irrevocable Trust UTA §øø		4.40	4-1-2026	15,000,000	15,000,000
Keep Memory Alive §øø		4.35	5-1-2037	30,270,000	30,270,000
Ken-Vin Life Company LLC §øø		4.39	12-1-2059	19,645,000	19,645,000
L Ward Huntley Irrevocable Life Insurance Trust §øø		4.39	4-1-2071	14,000,000	14,000,000
Lavonne V. Johnson Life Insurance Trust §øø		4.40	6-1-2041	24,790,000	24,790,000
Morris Family Insurance Trust §øø		4.39	10-1-2059	3,350,000	3,350,000
Rock Hill SI LLC §øø		4.40	6-1-2061	23,000,000	23,000,000
Total Other instruments (Cost $156,905,000)					156,905,000
Other notes: 2.84%
Corporate bonds and notes: 2.84%
Cellmark Incorporated Taxable Notes Series 2018A §øø		4.40	6-1-2038	44,000,000	44,000,000
Jets Stadium Development LLC Series A-4B 144A§øø		4.65	4-1-2047	55,965,000	55,965,000
Jets Stadium Finance 144A§øø		4.65	4-1-2047	22,025,000	22,025,000
VPM Linden Manor LP §øø		4.40	9-1-2060	15,200,000	15,200,000
Total Other notes (Cost $137,190,000)					137,190,000
Repurchase agreements^^: 9.81%
JPMorgan Securities , dated 1-31-2023, maturity value $274,557,790 (01)		4.30	2-1-2023	274,525,000	274,525,000
Mitsubishi UFJ Financial Group Securities Canada, dated 1-31-2023, maturity value $200,023,889 (02)		4.30	2-1-2023	200,000,000	200,000,000
Total Repurchase agreements (Cost $474,525,000)					474,525,000
Total investments in securities (Cost $4,827,423,347)	99.83%				4,828,592,180
Other assets and liabilities, net	0.17				8,226,511
Total net assets	100.00%				$4,836,818,691

The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Portfolio of investments—January 31, 2023

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 0.00% to 7.50%, 4-19-2023 to 11-15-2062, fair value including accrued interest is $282,616,246.
(02) U.S. government securities, 0.13% to 8.00%, 3-17-2023 to 1-20-2072, fair value including accrued interest is $205,689,102.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
FHLB	Federal Home Loan Bank
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Statement of assets and liabilities—January 31, 2023

Assets
Investments in unaffiliated securities, at value (cost $4,827,423,347)	$ 4,828,592,180
Cash	20,024,208
Receivable for interest	11,217,000
Receivable for Fund shares sold	200
Prepaid expenses and other assets	73,132
Total assets	4,859,906,720
Liabilities
Payable for investments purchased	20,000,000
Dividends payable	1,687,654
Payable for Fund shares redeemed	531,526
Management fee payable	349,017
Administration fees payable	199,215
Trustees’ fees and expenses payable	7,332
Accrued expenses and other liabilities	313,285
Total liabilities	23,088,029
Total net assets	$4,836,818,691
Net assets consist of
Paid-in capital	$ 4,838,644,825
Total distributable loss	(1,826,134)
Total net assets	$4,836,818,691
Computation of net asset value per share
Net assets – Administrator Class	$ 92,617,235
Shares outstanding – Administrator Class[1]	92,560,032
Net asset value per share – Administrator Class	$1.0006
Net assets – Institutional Class	$ 661,041,861
Shares outstanding – Institutional Class[1]	660,635,443
Net asset value per share – Institutional Class	$1.0006
Net assets – Select Class	$ 3,964,680,822
Shares outstanding – Select Class[1]	3,961,894,787
Net asset value per share – Select Class	$1.0007
Net assets – Service Class	$ 118,478,773
Shares outstanding – Service Class[1]	118,416,836
Net asset value per share – Service Class	$1.0005
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Statement of operations—year ended January 31, 2023

Investment income
Interest	$ 109,219,052
Expenses
Management fee	7,335,526
Administration fees
Administrator Class	109,576
Institutional Class	494,085
Select Class	1,623,404
Service Class	133,232
Shareholder servicing fees
Administrator Class	109,576
Service Class	277,568
Custody and accounting fees	273,523
Professional fees	90,599
Registration fees	80,970
Shareholder report expenses	25,130
Trustees’ fees and expenses	21,378
Other fees and expenses	102,749
Total expenses	10,677,316
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,469,016)
Administrator Class	(25,880)
Institutional Class	(83,312)
Select Class	(1,701,619)
Service Class	(123,618)
Net expenses	7,273,871
Net investment income	101,945,181
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(18,204)
Net change in unrealized gains (losses) on investments	1,143,218
Net realized and unrealized gains (losses) on investments	1,125,014
Net increase in net assets resulting from operations	$103,070,195
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Statement of changes in net assets

	Year ended January 31, 2023		Year ended January 31, 2022
Operations
Net investment income		$ 101,945,181		$ 2,288,509
Net realized gains (losses) on investments		(18,204)		82,528
Net change in unrealized gains (losses) on investments		1,143,218		(496,573)
Net increase in net assets resulting from operations		103,070,195		1,874,464
Payment from affiliate		0		1,808,392
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(1,957,328)		(12,502)
Institutional Class		(12,772,848)		(86,623)
Select Class		(85,334,954)		(2,177,520)
Service Class		(1,882,125)		(11,864)
Total distributions to shareholders		(101,947,255)		(2,288,509)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	123,114,666	123,167,045	93,914,370	93,954,103
Institutional Class	4,000,160,380	4,001,754,376	2,738,058,572	2,739,217,888
Select Class	14,773,390,843	14,780,703,471	15,622,488,773	15,630,572,259
Service Class	380,589,513	380,714,221	657,349,101	657,531,937
		19,286,339,113		19,121,276,187
Reinvestment of distributions
Administrator Class	1,819,781	1,820,643	12,035	12,040
Institutional Class	11,199,701	11,205,088	81,153	81,187
Select Class	76,199,609	76,240,760	1,904,174	1,905,169
Service Class	1,581,906	1,582,516	9,488	9,490
		90,849,007		2,007,886
Payment for shares redeemed
Administrator Class	(163,859,559)	(163,926,317)	(113,886,118)	(113,934,702)
Institutional Class	(4,029,437,260)	(4,031,043,553)	(2,963,747,935)	(2,964,979,464)
Select Class	(15,258,868,199)	(15,266,607,066)	(19,930,356,193)	(19,940,662,649)
Service Class	(391,978,351)	(392,099,945)	(670,596,763)	(670,804,688)
		(19,853,676,881)		(23,690,381,503)
Net asset value of shares issued in acquisition
Administrator Class	0	0	74,725,415	74,759,591
Institutional Class	0	0	109,981,768	110,028,740
Select Class	0	0	208,219,903	208,338,708
Service Class	0	0	99,315,488	99,370,192
		0		492,497,231
Net decrease in net assets resulting from capital share transactions		(476,488,761)		(4,074,600,199)
Total decrease in net assets		(475,365,821)		(4,073,205,852)
Net assets
Beginning of period		5,312,184,512		9,385,390,364
End of period		$ 4,836,818,691		$ 5,312,184,512
The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Administrator Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0004	$1.0003	$1.0005	$1.0004	$1.0003
Net investment income	0.0193	0.0001	0.0033	0.0203	0.0188
Net realized and unrealized gains (losses) on investments	0.0002	0.0000 [1]	(0.0002)	0.0001	0.0001
Total from investment operations	0.0195	0.0001	0.0031	0.0204	0.0189
Payment from affiliate	0.0000	0.0001	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0193)	(0.0001)	(0.0033)	(0.0203)	(0.0188)
Net realized gains	0.0000	0.0000	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0193)	(0.0001)	(0.0033)	(0.0203)	(0.0188)
Net asset value, end of period	$1.0006	$1.0004	$1.0003	$1.0005	$1.0004
Total return	1.97%	0.02% [2]	0.32%	2.05%	1.91%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.35%	0.35%	0.36%
Net expenses	0.31% *	0.15% *	0.29% *	0.33%	0.33%
Net investment income	1.79%	0.01%	0.39%	2.01%	1.87%
Supplemental data
Net assets, end of period (000s omitted)	$92,617	$131,539	$76,740	$113,555	$92,671

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.18%
Year ended January 31, 2021	0.03%

[1]	Amount is less than $0.00005.
[2]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return. See Note 4 in the Notes to Financial Statement for additional information.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Institutional Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0004	$1.0003	$1.0004	$1.0004	$1.0003
Net investment income	0.0203	0.0001	0.0041	0.0216	0.0202
Net realized and unrealized gains (losses) on investments	0.0003	(0.0001)	0.0000	0.0000 [1]	0.0000 [1]
Total from investment operations	0.0206	0.0000	0.0041	0.0216	0.0202
Payment from affiliate	0.0000	0.0002	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0204)	(0.0001)	(0.0042)	(0.0216)	(0.0201)
Net realized gains	0.0000	0.0000	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0204)	(0.0001)	(0.0042)	(0.0216)	(0.0201)
Net asset value, end of period	$1.0006	$1.0004	$1.0003	$1.0004	$1.0004
Total return	2.08%	0.02% [2]	0.42%	2.18%	2.04%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.23%	0.23%	0.24%
Net expenses	0.20%	0.15% [3]	0.20%	0.20%	0.20%
Net investment income	2.07%	0.01%	0.46%	2.14%	2.03%
Supplemental data
Net assets, end of period (000s omitted)	$661,042	$678,991	$794,541	$1,704,936	$1,573,458

[1]	Amount is less than $0.00005.
[2]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.02% impact on total return. See Note 4 in the Notes to Financial Statement for additional information.
[3]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.05% higher.
The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Select Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0005	$1.0004	$1.0005	$1.0005	$1.0004
Net investment income	0.0211	0.0004 [1]	0.0049	0.0223	0.0208
Net realized and unrealized gains (losses) on investments	0.0002	(0.0002)	(0.0001)	0.0000 [2]	0.0001
Total from investment operations	0.0213	0.0002	0.0048	0.0223	0.0209
Payment from affiliate	0.0000	0.0003	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0211)	(0.0004)	(0.0049)	(0.0223)	(0.0208)
Net realized gains	0.0000	0.0000	0.0000	(0.0000) [2]	0.0000
Total distributions to shareholders	(0.0211)	(0.0004)	(0.0049)	(0.0223)	(0.0208)
Net asset value, end of period	$1.0007	$1.0005	$1.0004	$1.0005	$1.0005
Total return	2.15%	0.05% [3]	0.49%	2.25%	2.11%
Ratios to average net assets (annualized)
Gross expenses	0.20%	0.20%	0.19%	0.19%	0.20%
Net expenses	0.13%	0.12% [4]	0.13%	0.13%	0.13%
Net investment income	2.10%	0.04%	0.40%	2.21%	2.10%
Supplemental data
Net assets, end of period (000s omitted)	$3,964,681	$4,373,391	$8,471,954	$7,119,681	$6,459,320

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.03% impact on total return. See Note 4 in the Notes to Financial Statement for additional information.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  21

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Service Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0003	$1.0002	$1.0004	$1.0004	$1.0003
Net investment income	0.0185	0.0001 [1]	0.0031	0.0194	0.0177
Net realized and unrealized gains (losses) on investments	0.0002	0.0000 [2]	(0.0004)	(0.0001)	0.0002
Total from investment operations	0.0187	0.0001	0.0027	0.0193	0.0179
Payment from affiliate	0.0000	0.0001	0.0000	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0185)	(0.0001)	(0.0029)	(0.0193)	(0.0178)
Net realized gains	0.0000	0.0000	0.0000	(0.0000) [2]	0.0000
Total distributions to shareholders	(0.0185)	(0.0001)	(0.0029)	(0.0193)	(0.0178)
Net asset value, end of period	$1.0005	$1.0003	$1.0002	$1.0004	$1.0004
Total return	1.88%	0.02% [3]	0.28%	1.95%	1.81%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.50%	0.51%	0.51%
Net expenses	0.39% *	0.14% *	0.34% *	0.43%	0.43%
Net investment income	1.70%	0.01%	0.33%	1.92%	1.79%
Supplemental data
Net assets, end of period (000s omitted)	$118,479	$128,263	$42,155	$55,893	$70,327

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.04%
Year ended January 31, 2022	0.29%
Year ended January 31, 2021	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return. See Note 4 in the Notes to Financial Statement for additional information.
The accompanying notes are an integral part of these financial statements.

22  |  Institutional Money Market Funds

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Heritage Money Market Fund (the "Fund") which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the year ended January 31, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Institutional Money Market Funds  |  23

Notes to financial statements
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2023, the aggregate cost of all investments for federal income tax purposes was $4,827,423,350 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,298,068
Gross unrealized losses	(129,238)
Net unrealized gains	$1,168,830
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2023, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:
Paid-in capital	Total distributable loss
$(1,000,000)	$1,000,000
As of January 31, 2023, the Fund had capital loss carryforwards which consisted of $2,753,422 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

24  |  Institutional Money Market Funds

Notes to financial statements
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$ 1,390,740,118	$0	$ 1,390,740,118
Closed-end fund obligations	0	59,000,000	0	59,000,000
Commercial paper	0	2,062,422,355	0	2,062,422,355
Municipal obligations	0	547,809,707	0	547,809,707
Other instruments	0	156,905,000	0	156,905,000
Other notes	0	137,190,000	0	137,190,000
Repurchase agreements	0	474,525,000	0	474,525,000
Total assets	$0	$4,828,592,180	$0	$4,828,592,180
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120

Institutional Money Market Funds  |  25

Notes to financial statements
For the year ended January 31, 2023, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the year ended January 31, 2023 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of January 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Administrator Class	0.33%
Institutional Class	0.20
Select Class	0.13
Service Class	0.43
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class is charged a fee at an annual rate up to 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

26  |  Institutional Money Market Funds

Notes to financial statements
Other transactions
During the year ended January 31, 2022,  Allspring Funds Management  made a payment to the Fund in the amount of $1,808,392 in connection with certain fees.
5. ACQUISITION
After the close of business on March 26, 2021, the Fund acquired the net assets of Wells Fargo Cash Investment Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Administrator Class, Institutional Class, Select Class and Service Class shares of Wells Fargo Cash Investment Money Market Fund received Administrator Class, Institutional Class, Select Class and Service Class, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Cash Investment Money Market Fund for 492,242,574 shares of the Fund valued at $492,497,231 at an exchange ratio of 1.00, 1.00, 1.00, and 1.00 for Administrator Class, Institutional Class, Select Class and Service Class, respectively. The investment portfolio of Wells Fargo Cash Investment Money Market Fund with a fair value of $491,721,702, identified cost of $491,720,949 and unrealized gains of $753 at March 26, 2021 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Cash Investment Money Market Fund and the Fund immediately prior to the acquisition were $492,497,231 and $8,109,685,068, respectively. The aggregate net assets of the Fund immediately after the acquisition were $8,602,182,299. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Cash Investment Money Market Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed February 1, 2021, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2022 would have been as follows:
Net investment income	$6,579,046
Net realized and unrealized losses on investment	(412,563)
Net increase in net assets resulting from operations	$6,166,483
6. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $101,947,255 and $2,288,509 of ordinary income for the years ended January 31, 2023 and January 31, 2022, respectively.
As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$1,649,456	$1,168,830	$(2,753,422)
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Institutional Money Market Funds  |  27

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Heritage Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 30, 2023

28  |  Institutional Money Market Funds

Other information (unaudited)
TAX INFORMATION
For the fiscal year ended January 31, 2023, $71,695,307 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2023.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Institutional Money Market Funds  |  29

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30  |  Institutional Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Institutional Money Market Funds  |  31

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32  |  Institutional Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02142023-slxxb52g 03-23
AR3229 01-23

Annual Report
January 31, 2023
Retail Money Market Funds
■	Allspring Money Market Fund

The views expressed and any forward-looking statements are as of January 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Money Market Fund for the 12-month period that ended January 31, 2023. Globally, stocks and bonds experienced heightened volatility and historically poor performance through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the 12-month period, stocks and bonds––both domestic U.S. and global––suffered losses. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -8.22%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.72%, while the MSCI EM Index (Net) (USD)3 had weaker performance, with a decline of 12.12%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -8.36%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -14.18%, the Bloomberg Municipal Bond Index6 declined 3.25%, and the ICE BofA U.S. High Yield Index7 fell 5.08%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with heightened volatility in March and mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fueled inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)8 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[8]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of more rate hikes. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act.  Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
“ In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

Retail Money Market Funds  |  3

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a broad rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Fed and on how many additional rate hikes it will announce before reaching the peak (“terminal”) rate, expected to be above 5%. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

4  |  Retail Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of January 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STGXX)	7-1-1992	–	–	–	1.73	1.07	0.61	0.70	0.60
Class C *	6-30-2010	0.19	0.62	0.37	1.19	0.62	0.37	1.45	1.35
Premier Class (WMPXX)[3]	3-31-2016	–	–	–	2.13	1.38	0.84	0.31	0.20
Service Class (WMOXX)	6-30-2010	–	–	–	1.81	1.14	0.66	0.60	0.50
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
*	Class C is closed to new investors and additional investments from existing shareholders.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.20% for Premier Class and 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Premier Class shares would be higher.

Yield summary (%) as of January 31, 2023
	Class A	Class C	Premier Class	Service Class
7-day current yield[1]	4.02	3.27	4.49	4.12
7-day compound yield	4.10	3.32	4.59	4.20
30-day simple yield	4.00	3.25	4.47	4.10
30-day compound yield	4.08	3.30	4.57	4.18

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 3.95%, 3.20%, 4.34% and 4.05% for Class A, Class C, Premier Class and Service Class, respectively.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Retail Money Market Funds

Performance highlights (unaudited)

Retail Money Market Funds  |  7

Performance highlights (unaudited)
MANAGER'S DISCUSSION
After letting the U.S. economy run at above-trend growth in 2021 in order to recover from a COVID-19-induced economic crisis, the unanswered question seemed to be: Would the Federal Open Market Committee (FOMC) be willing to take its foot off the monetary policy accelerator to combat inflation and inflation expectations? After years of easy monetary policies, even in the face of high and accelerating inflation data, market participants resisted the idea that the FOMC would be aggressive in fighting inflation, becoming comfortable with the idea that it would talk a tough game but wouldn’t follow through with tough actions. As we began the reporting period, even the Federal Reserve (Fed), as evidenced by the Summary of Economic Projections (SEP or “dot plot”), showed a reluctance by the participants to raise rates too aggressively. However, as it became evident inflation was not just “transitory,” the Fed followed through by raising rates 4.25% over the reporting period, taking its target range for the effective federal funds rate from 0.00% to 0.25% at the beginning of the year to 4.25% to 4.50% at the end.
Portfolio composition as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
At the beginning of the reporting period, the prime market yields were relatively flat as expectations surrounding the FOMC raising its target rate were just starting to be reflected: the yield pickup from the 1-month London Interbank Offered Rate (LIBOR) (at 0.11%) to 1-year LIBOR (at 0.96%) was 85 basis points (bps; 100 bps equal 1.00%). By the end of March 2022, as Fed members began actively promoting their views for higher rates and preparing markets for upcoming rate increases, the yield curve had shifted up slightly, reflecting the Fed’s first rate hike, as well as steepened, to a pickup of 165 bps from one month to one year as a more aggressive Fed was priced into market yields. By the end of the reporting period, the rate curve flattened, albeit at much higher levels, with 1-month LIBOR at 4.57% and 1-year LIBOR at 5.34%, as the FOMC is now perceived to be more data dependent and closer to ending the tightening cycle: Fed Chair Powell indicated in December that while the pace of future rate increases may slow, data surrounding inflation and inflation expectations will dictate the duration of rate increases.
Effective maturity distribution as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
Strategic outlook
While we may be nearing an inflection point on rates, Chair Powell has remained cautious and has repeatedly emphasized to market participants that target rates might stay higher for longer than expected. However, the money markets, and in particular the fed funds futures market, paint a somewhat more optimistic picture, expecting a swift resolution to inflation followed by the Fed easing monetary conditions toward the end of the year. Chair Powell has attempted to temper those expectations by emphasizing that in addition to the inflation data, the Fed is watching labor markets. In its view, labor market conditions are very tight and wage growth remains robust—conditions ripe, it fears, for keeping inflation elevated. The Fed would like to see some moderation in wage growth and easing of labor market conditions, as it believes that even though commodity pricing may be helping inflation decline, labor market conditions can offset those gains. It’s possible, too, that if the labor market remains tight this may even provide a floor under inflation, which is not a desirable outcome.
Credit metrics in the prime space continued to be well supported by favorable market liquidity. Bank capital requirements are stable, while liquidity and interest coverage ratios remain solid. The combination of market liquidity, well-supported credit metrics, and higher yields has made money markets an attractive asset class this year.

8  |  Retail Money Market Funds

Performance highlights (unaudited)
In response to the FOMC and, more importantly, to expectations of future rate increases, market yields have moved higher this year. Our conservative approach to portfolio management—favoring excess liquidity over regulatory requirements and shorter weighted average maturities—was especially beneficial this year as we were able to quickly capture FOMC rate increases in the Fund yield. Going forward, our relatively short portfolio positioning should enable us to continue to reap the benefits of further tightening, as well as extend purchases if the opportunity offers a favorable risk/reward proposition. And finally, in addition to capturing higher yields, the enhanced liquidity buffer in our portfolios allows us to meet the liquidity needs of our investors while dampening net asset value volatility.
Weighted average maturity as of January 31, 2023[1]
7 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of January 31, 2023[1]
60 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds  |  9

Fund expenses (unaudited)
As a shareholder of the Fund, you incur: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2022 to January 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2022	Ending account value 1-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,015.26	$3.00	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Class C
Actual	$1,000.00	$1,011.37	$6.84	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Premier Class
Actual	$1,000.00	$1,017.59	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,015.78	$2.44	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

10  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 21.91%
ABN Amro Bank NV	4.37%	2-3-2023	$ 280,000,000	$ 280,000,000
Australia & New Zealand Banking Group Limited	4.32	2-1-2023	100,000,000	100,000,000
Banco Santander SA	4.85	2-17-2023	45,000,000	45,000,000
Banco Santander SA (U.S. SOFR +0.63%) ±	4.93	6-9-2023	75,000,000	75,000,000
Banco Santander SA	5.10	5-4-2023	65,000,000	65,000,000
Banco Santander SA	5.27	7-5-2023	50,000,000	50,000,000
Bank of America NA (U.S. SOFR +0.33%) ±	4.63	7-6-2023	100,000,000	100,000,000
Bank of America NA (U.S. SOFR +0.35%) ±	4.65	10-25-2023	75,000,000	75,000,000
Bank of America NA (U.S. SOFR +0.72%) ±	5.02	8-7-2023	65,000,000	65,000,000
Bank of Montreal (U.S. SOFR +0.75%) ±	5.05	8-1-2023	40,000,000	40,000,000
Bank of Montreal (U.S. SOFR +0.75%) ±	5.05	12-4-2023	75,000,000	75,000,000
Bank of Nova Scotia (U.S. SOFR +0.53%) ±	4.83	2-6-2023	22,519,000	22,519,646
Bank of Nova Scotia (U.S. SOFR +0.60%) ±	4.90	1-5-2024	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	4.30	2-1-2023	50,000,000	50,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR +0.44%) ±	4.74	1-18-2024	75,000,000	75,000,000
Commonwealth Bank of Australia (U.S. SOFR +0.55%) ±	4.85	9-21-2023	100,000,000	100,000,000
Credit Agricole Corporate and Investment Bank of New York	4.30	2-1-2023	100,000,000	100,000,000
HSBC Bank USA NA	4.32	2-1-2023	100,000,000	100,000,000
Lloyds Bank plc	4.80	2-13-2023	65,000,000	65,000,000
Mitsubishi UFJ Trust & Banking (U.S. SOFR +0.30%) ±	4.60	7-18-2023	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking (U.S. SOFR +0.49%) ±	4.79	3-3-2023	50,000,000	50,000,000
Mizuho Bank Limited	4.32	2-1-2023	200,000,000	200,000,000
Mizuho Bank Limited (U.S. SOFR +0.36%) ±	4.66	2-1-2023	50,000,000	50,000,000
MUFG Bank Limited (U.S. SOFR +0.55%) ±	4.85	2-10-2023	40,000,000	40,000,000
Nordea Bank AB (U.S. SOFR +0.67%) ±	4.97	6-7-2023	75,000,000	75,000,000
Norinchukin Bank (U.S. SOFR +0.25%) ±	4.55	7-27-2023	115,000,000	115,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.27%) ±	4.57	8-28-2023	75,000,000	75,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.39%) ±	4.69	10-18-2023	150,000,000	150,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.41%) ±	4.71	6-21-2023	100,000,000	100,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.48%) ±	4.78	2-27-2023	15,000,000	15,000,000
Oversea-Chinese Banking Corporation (U.S. SOFR +0.51%) ±	4.81	3-3-2023	25,000,000	25,000,000
Royal Bank of Canada (U.S. SOFR +0.65%) ±	4.95	7-3-2023	30,000,000	30,000,000
Royal Bank of Canada (U.S. SOFR +0.75%) ±	5.05	10-19-2023	65,000,000	65,000,000
Skandinaviska Enskilda Bank AG (U.S. SOFR +0.51%) ±	4.81	3-28-2023	20,000,000	20,000,000
Skandinaviska Enskilda Bank AG	4.95	7-14-2023	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation (U.S. SOFR +0.75%) ±	5.05	4-21-2023	65,000,000	65,000,000
Sumitomo Mitsui Trust (U.S. SOFR +0.20%) ±	4.50	6-1-2023	35,000,000	34,999,937
Sumitomo Mitsui Trust (U.S. SOFR +0.28%) ±	4.58	5-12-2023	135,000,000	135,000,000
Sumitomo Mitsui Trust	4.69	2-7-2023	50,000,000	50,000,000
Sumitomo Mitsui Trust (U.S. SOFR +0.62%) ±	4.92	2-2-2023	50,000,000	50,000,000
Swedbank AB (U.S. SOFR +0.65%) ±	4.95	6-8-2023	65,000,000	65,000,000
Toronto Dominion Bank	2.69	4-28-2023	31,900,000	31,728,414
Toronto Dominion Bank (U.S. SOFR +0.39%) ±	4.69	2-28-2023	15,900,000	15,900,108
Toronto Dominion Bank	4.77	2-15-2023	30,000,000	30,000,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Certificates of deposit (continued)
Toronto Dominion Bank	5.04%	8-7-2023	$75,000,000	$ 75,000,000
Westpac Banking Corporation (U.S. SOFR +0.56%) ±	4.86	3-3-2023	70,000,000	70,000,000
Total Certificates of deposit (Cost $3,365,148,105)				3,365,148,105

Closed-end fund obligations: 0.68%
Nuveen Credit Strategies Income Fund Preferred Shares Series A (150 shares) 4.62% 144Aø	15,000,000	15,000,000
Nuveen Floating Rate Income Fund Variable Rate Demand Preferred Shares Series A (110 shares) 4.62% 144Aø	11,000,000	11,000,000
Nuveen Preferred & Income Opportunities Fund Preferred Shares (250 shares) 4.62% 144Aø	25,000,000	25,000,000
Nuveen Preferred & Income Securities Fund Preferred Shares (100 shares) 4.62% 144Aø	10,000,000	10,000,000
Nuveen Short Duration Credit Opportunities Fund Taxable Fund Preferred Shares Series A (230 shares) 4.62% 144Aø	23,000,000	23,000,000
Nuveen Variable Rate Preferred & Income Fund (213 shares) 4.62% 144Aø	21,250,000	21,250,000
Total Closed-end fund obligations (Cost $105,250,000)		105,250,000

Commercial paper: 49.34%
Asset-backed commercial paper: 21.81%
Albion Capital Corporation LLC ☼	4.41	2-7-2023	28,319,000	28,298,233
Anglesea Funding LLC ☼	4.37	2-1-2023	18,000,000	18,000,000
Anglesea Funding LLC ☼	4.52	7-24-2023	75,000,000	75,000,000
Anglesea Funding LLC ☼	4.60	4-17-2023	45,000,000	45,000,000
Anglesea Funding LLC ☼	4.60	5-8-2023	65,000,000	65,000,000
Anglesea Funding LLC ☼	4.60	5-26-2023	70,000,000	70,000,000
Autobahn Funding Company LLC ☼	4.36	2-3-2023	25,000,000	24,993,958
Barton Capital SA ☼	4.33	2-1-2023	40,000,000	40,000,000
Barton Capital SA ☼	4.53	2-6-2023	30,000,000	29,981,250
Barton Capital SA ☼	4.62	3-7-2023	18,000,000	17,921,800
Barton Capital SA ☼	4.73	2-8-2023	30,000,000	29,972,758
Bedford Row Funding Corporation ☼	4.41	2-7-2023	1,000,000	999,268
Bedford Row Funding Corporation ☼	4.81	5-2-2023	75,000,000	75,000,000
Bedford Row Funding Corporation ☼	5.05	8-2-2023	25,000,000	25,000,000
Bennington Sark Capital Company ☼	4.58	2-6-2023	90,112,000	90,055,139
Chesham Finance Limited ☼	4.31	2-1-2023	100,000,000	100,000,000
Chesham Finance Limited ☼	4.31	2-1-2023	100,000,000	100,000,000
Collateralized Commercial Paper FLEX Company LLC ☼	4.68	3-21-2023	25,000,000	25,000,000
Collateralized Commercial Paper V Company LLC ☼	4.75	5-12-2023	75,000,000	75,000,000
Collateralized Commercial Paper V Company LLC ☼	4.80	3-20-2023	80,000,000	80,000,000
Collateralized Commercial Paper V Company LLC ☼	4.85	3-10-2023	60,000,000	60,000,000
Concord Minutemen Capital Company ☼	4.35	2-1-2023	103,623,000	103,623,000
Concord Minutemen Capital Company ☼	4.35	2-2-2023	42,000,000	41,994,925
Concord Minutemen Capital Company ☼	4.52	2-7-2023	125,000,000	124,905,832
Concord Minutemen Capital Company ☼	4.65	4-18-2023	75,000,000	75,000,000
Glencove Funding DAC ☼	4.42	2-2-2023	80,000,000	79,990,222
Gotham Funding Corporation ☼	4.66	2-1-2023	30,000,000	30,000,000
Great Bear Funding DAC ☼	4.32	2-2-2023	60,000,000	59,992,800
The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturitydate	Principal	Value
Asset-backed commercial paper (continued)
Legacy Capital Company ☼	4.63%	8-23-2023	$75,000,000	$ 75,000,000
Legacy Capital Company ☼	4.65	3-13-2023	55,000,000	55,000,000
Lexington Parker Capital Company LLC ☼	4.35	2-2-2023	60,000,000	59,992,750
Lexington Parker Capital Company LLC ☼	4.47	2-10-2023	55,000,000	54,938,813
Lexington Parker Capital Company LLC ☼	4.52	2-7-2023	160,000,000	159,879,467
Liberty Funding LLC ☼	4.71	2-3-2023	66,000,000	65,982,950
LMA Americas LLC ☼	4.71	2-7-2023	35,000,000	34,972,875
LMA Americas LLC ☼	4.71	2-8-2023	35,000,000	34,968,354
Matchpoint Finance plc ☼	4.85	4-11-2023	65,000,000	65,000,000
Mountcliff Funding LLC ☼	4.32	2-2-2023	25,000,000	24,997,000
Mountcliff Funding LLC 144A☼	4.34	2-1-2023	185,000,000	185,000,000
Mountcliff Funding LLC ☼	4.42	2-3-2023	46,500,000	46,488,633
Old Line Funding LLC ☼	4.90	4-20-2023	50,000,000	50,000,000
Podium Funding Trust ☼	4.64	3-17-2023	50,000,000	49,718,278
Podium Funding Trust ☼	4.67	7-6-2023	50,000,000	50,000,000
Ridgefield Funding Company LLC ☼	4.71	2-6-2023	59,855,000	59,816,344
Starbird Funding Corporation ☼	4.76	6-16-2023	100,000,000	100,000,000
Thunder Bay Funding LLC ☼	4.94	5-1-2023	23,000,000	23,007,620
Versailles CDS LLC ☼	4.55	8-3-2023	80,000,000	80,000,000
Versailles CDS LLC ☼	4.55	8-7-2023	75,000,000	75,000,000
Versailles CDS LLC ☼	4.69	3-6-2023	60,000,000	60,000,000
Versailles CDS LLC ☼	4.70	4-3-2023	50,000,000	50,000,000
Versailles CDS LLC ☼	4.90	3-8-2023	25,000,000	24,882,847
Victory Receivables Corporation ☼	4.32	2-1-2023	56,230,000	56,230,000
Victory Receivables Corporation ☼##	4.42	2-2-2023	103,660,000	103,647,252
Victory Receivables Corporation ☼	4.76	2-9-2023	50,000,000	49,947,778
Victory Receivables Corporation ☼	4.81	5-4-2023	65,000,000	64,210,972
				3,349,411,118
Financial company commercial paper: 20.96%
Archer Daniels Midland ☼	4.41	2-7-2023	100,000,000	99,926,667
Australia & New Zealand Banking Group Limited ☼	4.63	7-5-2023	50,000,000	50,000,000
Banco Santander SA 144A☼	5.38	5-10-2023	65,000,000	64,072,811
Bank of Montreal ☼	4.92	4-4-2023	40,000,000	40,000,000
Bank of Nova Scotia ☼	4.85	5-30-2023	70,000,000	70,000,000
Bank of Nova Scotia ☼	4.88	6-30-2023	75,000,000	75,000,000
BPCE SA ☼	4.90	3-3-2023	14,600,000	14,603,700
Britannia Funding Company ☼	4.76	2-6-2023	42,500,000	42,472,257
Britannia Funding Company ☼	4.77	2-2-2023	60,000,000	59,992,150
Credit Agricole Corporate and Investment Bank of New York ☼	4.70	3-15-2023	125,000,000	124,321,875
Credit Industriel ET Commercial SA ☼	4.81	6-6-2023	100,000,000	100,000,000
Erste Finance LLC ☼	4.32	2-1-2023	150,000,000	150,000,000
Mitsubishi Corporation ☼	4.46	2-3-2023	60,000,000	59,985,200
Mitsubishi Corporation ☼	4.50	2-1-2023	75,000,000	75,000,000
Mitsubishi Corporation ☼	4.51	2-9-2023	30,000,000	29,970,067
Mitsubishi Corporation ☼	4.53	2-2-2023	41,500,000	41,494,813
Mitsubishi Corporation ☼	4.61	3-1-2023	100,000,000	99,643,000
Mitsubishi Corporation ☼	4.66	3-2-2023	50,000,000	49,813,111
Mitsubishi Corporation ☼	4.67	3-20-2023	75,000,000	74,545,667
National Australia Bank Limited ☼	4.65	7-5-2023	125,000,000	125,000,000
National Australia Bank Limited (U.S. SOFR +0.50%) 144A±	4.80	3-29-2023	15,000,000	15,000,000
National Bank of Canada ☼	4.65	10-20-2023	75,000,000	75,000,000
National Bank of Canada ☼	4.70	3-16-2023	50,000,000	50,000,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Portfolio of investments—January 31, 2023

	Interest rate	Maturitydate	Principal	Value
Financial company commercial paper (continued)
National Bank of Canada ☼	4.70%	3-21-2023	$150,000,000	$ 150,000,000
National Security Clearing Corporation ☼	4.61	3-28-2023	45,965,000	45,644,075
Nordea Bank AB ☼	4.55	6-20-2023	103,000,000	103,000,000
Nordea Bank AB ☼	4.56	8-24-2023	100,000,000	100,000,000
Royal Bank of Canada (U.S. SOFR +0.50%) 144A±	4.80	3-2-2023	20,000,000	20,000,000
Royal Bank of Canada ☼	4.80	10-5-2023	80,000,000	80,000,000
Skandinaviska Enskilda Bank AG ☼	4.68	8-4-2023	115,000,000	115,000,000
Skandinaviska Enskilda Bank AG ☼	4.88	3-2-2023	65,000,000	65,000,000
Svenska Handelsbanken AB ☼	4.67	8-4-2023	150,000,000	150,000,000
Swedbank AB ☼	4.68	8-10-2023	100,000,000	100,000,000
The Fédération des caisses Desjardins du Québec ☼	4.36	2-3-2023	100,000,000	99,975,889
The Fédération des caisses Desjardins du Québec ☼	4.61	3-20-2023	75,000,000	74,552,521
Toronto Dominion Bank ☼	4.93	9-7-2023	75,000,000	75,000,000
UBS AG London ☼	4.94	4-20-2023	65,000,000	65,000,000
United Overseas Bank Limited ☼	4.70	6-21-2023	80,000,000	80,000,000
United Overseas Bank Limited ☼	4.71	2-14-2023	65,000,000	64,890,854
United Overseas Bank Limited ☼	4.85	2-3-2023	50,000,000	50,000,000
Westpac Banking Corporation ☼	4.75	10-4-2023	80,000,000	80,000,000
Westpac Banking Corporation (U.S. SOFR +0.50%) 144A±	4.80	3-21-2023	15,000,000	15,000,000
Westpac Securities Limited ☼	4.77	10-3-2023	70,000,000	70,000,000
Westpac Securities Limited ☼	4.80	11-1-2023	30,000,000	30,000,000
				3,218,904,657
Other commercial paper: 6.57%
BNG Bank NV ☼	4.57	2-28-2023	50,000,000	49,829,375
Deaconess Health System Incorporated ☼	4.61	3-3-2023	44,500,000	44,330,158
Duke University Health System ☼	4.63	3-20-2023	25,000,000	24,849,861
Mercy Healhcare System ☼	4.47	2-2-2023	5,000,000	4,999,382
Nederlandse Waterschapsbank NV ☼	4.32	2-1-2023	240,000,000	240,000,000
Nieuw Amsterdam Receivables Corporation BV ☼	4.36	2-3-2023	50,000,000	49,987,917
Regents of University of California ☼	4.43	2-7-2023	15,000,000	14,989,000
Regents of University of California ☼	4.59	2-23-2023	38,000,000	37,893,874
Salt River Project Agricultural Improvement & Power District ☼	4.36	2-1-2023	36,450,000	36,450,000
Salt River Project Agricultural Improvement & Power District ☼	4.76	3-16-2023	25,000,000	24,859,653
Singapore Technologies Engineering Transore Holdings Incorporated ☼	4.39	2-6-2023	101,000,000	100,938,699
Singapore Technologies Engineering Transore Holdings Incorporated ☼	4.40	2-1-2023	158,000,000	158,000,000
Singapore Technologies Engineering Transore Holdings Incorporated ☼	4.41	2-7-2023	100,000,000	99,926,667
ST Engineering North America Incorporated ☼	4.39	2-3-2023	23,000,000	22,994,416
Toyota Credit de Puerto Rico Corporation (U.S SOFR +0.45%) ±	4.75	4-17-2023	50,000,000	50,000,000
Toyota Credit de Puerto Rico Corporation (U.S SOFR +0.65%) ±	4.95	5-8-2023	50,000,000	50,000,000
				1,010,049,002
Total Commercial paper (Cost $7,578,364,777)				7,578,364,777
The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturitydate	Principal	Value
Municipal obligations: 9.98%
Alaska: 0.39%
Variable rate demand notes ø: 0.39%
Alaska Housing Finance Corporation (Housing revenue)	4.40%	12-1-2044	$60,000,000	$ 60,000,000
Arizona: 0.41%
Variable rate demand notes ø: 0.41%
Mizuho Floater Residual Trust Various States Series 2021-MIZ9060TX (Tax revenue, Mizuho Capital Markets LLC LOC) 144A	4.59	2-15-2041	62,387,393	62,387,393
California: 0.96%
Other municipal debt : 0.20%
California Series B4 (GO revenue)	4.52	2-16-2023	20,000,000	20,000,000
Los Angeles CA Municipal Improvement Corporation Series B-1 (Tax revenue)	4.45	2-6-2023	10,000,000	10,000,000
				30,000,000
Variable rate demand notes ø: 0.76%
San Francisco CA City & County Certificate of Participation Series 2016-XFT901 (Miscellaneous revenue) 144A	4.48	11-1-2041	18,000,000	18,000,000
Tender Option Bond Trust Receipts/Certificates Los Angeles Community College District Series 2016-TXG002 (GO revenue, Bank of America NA LIQ) 144A	4.60	8-1-2049	15,700,000	15,700,000
Tender Option Bond Trust Receipts/Certificates Los Angeles Community College District Series 2022-XF2991TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	4.57	4-1-2025	10,120,000	10,120,000
University of California Revenue Various Taxable Series Z-1 (Education revenue)	4.31	7-1-2041	73,540,000	73,540,000
				117,360,000
Colorado: 0.77%
Variable rate demand notes ø: 0.77%
Colorado HFA MFHR Class II Series B (Housing revenue, FHLB SPA)	4.38	5-1-2052	35,150,000	35,150,000
Colorado HFA Single Family Mortgage Bonds Class I Series 2022 C-2 (Housing revenue, GNMA Insured, FHLB SPA)	4.35	5-1-2052	14,370,000	14,370,000
Colorado HFA Single Family Mortgage Bonds Class I Series 2022 D-2 (Housing revenue, GNMA Insured, FHLB SPA)	4.35	5-1-2042	10,625,000	10,625,000
Colorado HFA Single Family Mortgage Bonds Class II Series 2021-I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2051	9,230,000	9,230,000
Colorado HFA Single Family Mortgage Bonds Class II Series 2022 G-2 (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	4.35	11-1-2052	31,000,000	31,000,000
Colorado Southern Ute Indian Tribe Reservation Company Series 2007 (Miscellaneous revenue) 144A	4.38	1-1-2027	18,490,000	18,490,000
				118,865,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Portfolio of investments—January 31, 2023

	Interest rate	Maturitydate	Principal	Value
Georgia: 0.88%
Variable rate demand notes ø: 0.88%
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series 2022 (Industrial development revenue, Korea Development Bank LOC) 144A	4.39%	11-1-2029	$60,000,000	$ 60,000,000
Private Colleges and Universities Authority Emory University Revenue Bonds Series 2022C-1 (Education revenue, Truist Bank LOC)	4.32	9-1-2052	37,500,000	37,500,000
Private Colleges and Universities Authority Emory University Revenue Bonds Series 2022C-2 (Education revenue, Royal Bank of Canada SPA)	4.33	9-1-2052	37,945,000	37,945,000
				135,445,000
Kentucky: 0.09%
Variable rate demand notes ø: 0.09%
Kentucky Housing Corporation Series B (Housing revenue, Kentucky Housing Corporation SPA)	4.35	7-1-2041	13,150,000	13,150,000
Maryland: 0.14%
Variable rate demand notes ø: 0.14%
Maryland Department of Housing and Community Development Series 2012B (Housing revenue, TD Bank NA SPA)	4.32	9-1-2033	21,840,000	21,840,000
Minnesota: 0.79%
Variable rate demand notes ø: 0.79%
Minnesota Housing Finance Agency Series 2022D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.35	7-1-2052	29,365,000	29,365,000
Minnesota Housing Finance Agency Series 2022F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	4.35	7-1-2052	37,275,000	37,275,000
Minnesota Housing Finance Agency Series 2022H (Housing revenue, FHLB SPA)	4.35	7-1-2052	30,000,000	30,000,000
Minnesota Housing Finance Agency Series 2022K (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	4.35	7-1-2053	25,000,000	25,000,000
				121,640,000
Missouri: 0.01%
Variable rate demand notes ø: 0.01%
Bridgeton MO IDA Stolze Printing Series 2017B (Industrial development revenue, Carrollton Bank LOC)	4.40	12-1-2047	1,300,000	1,300,000
The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturitydate	Principal	Value
New Hampshire: 0.32%
Variable rate demand notes ø: 0.32%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial development revenue, Kookmin Bank LOC) 144A	4.40%	10-1-2028	$24,000,000	$ 24,000,000
New Hampshire National Finance Authority Industrial Development Revenue Series A (Industrial development revenue, Kookmin Bank LOC) 144A	4.40	7-1-2029	24,500,000	24,500,000
				48,500,000
New York: 3.11%
Variable rate demand notes ø: 3.11%
Mizuho Floater Residual Trust Various States Series 2022-MIZ9106TX (Tax revenue, Mizuho Capital Markets LLC LIQ) 144A	4.59	7-1-2057	26,925,000	26,925,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9107TX (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	4.59	2-1-2026	53,555,000	53,555,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9108TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	4.42	11-1-2031	27,500,000	27,500,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9109TX (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	4.59	6-4-2027	90,640,000	90,640,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9112TX (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	4.85	10-1-2027	47,625,000	47,625,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9114TX (Tax revenue, Mizuho Capital Markets LLC LIQ) 144A	4.88	11-1-2052	19,000,000	19,000,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9117TX (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	4.62	11-1-2052	49,065,000	49,065,000
Mizuho Floater Residual Trust Various States Series 2022-MIZ9120TX (Tax revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	4.57	12-1-2058	39,800,000	39,800,000
New York Dormitory Authority Personal Income Tax Revenue Series XFT910 (Tax revenue, Citibank NA LIQ) 144A	4.40	3-15-2040	8,000,000	8,000,000
New York HFA Affordable Housing (Housing revenue, TD Bank NA SPA)	4.34	11-1-2055	32,640,000	32,640,000
New York HFA Affordable Housing (Housing revenue, Landesbank Hessen-Thüringen LOC)	4.40	11-1-2050	45,250,000	45,250,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-003 (GO revenue, Barclays Bank plc LOC) 144A	4.70	5-15-2056	23,015,000	23,015,000
Taxable Municipal Funding Trust Various States Floaters Series 2022-002 (GO revenue, Barclays Bank plc LOC) 144A	4.70	11-1-2041	15,000,000	15,000,000
				478,015,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Portfolio of investments—January 31, 2023

	Interest rate	Maturitydate	Principal	Value
North Dakota: 0.06%
Variable rate demand notes ø: 0.06%
North Dakota HFA Series 2022C (Housing revenue, Royal Bank of Canada SPA)	4.35%	7-1-2052	$10,000,000	$ 10,000,000
Other: 0.59%
Variable rate demand notes ø: 0.59%
Taxable Municipal Funding Trust Various States Floaters Series 2019-007 (GO revenue, Barclays Bank plc LOC) 144A	4.70	5-1-2029	14,620,000	14,620,000
Taxable Municipal Funding Trust Various States Floaters Series 2019-019 (Health revenue, Barclays Bank plc LOC) 144A	4.70	12-1-2030	6,790,000	6,790,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-11 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	4.70	9-1-2030	68,530,000	68,530,000
				89,940,000
Pennsylvania: 0.08%
Other municipal debt : 0.08%
Philadelphia Airport Series C-1 (Tax revenue)	4.55	2-2-2023	12,200,000	12,200,000
South Carolina: 0.27%
Variable rate demand notes ø: 0.27%
South Carolina Public Service Authority (Utilities revenue)	4.65	3-16-2023	42,000,000	42,000,000
South Dakota: 0.11%
Variable rate demand notes ø: 0.11%
South Dakota Housing Development Authority Series 2022F (Housing revenue, GNMA / FNMA / FHLMC Insured)	4.42	11-1-2046	17,000,000	17,000,000
Texas: 0.80%
Other municipal debt : 0.80%
Board of Regents University of Texas (Tax revenue)	4.38	2-2-2023	25,000,000	25,000,000
Board of Regents University of Texas (Tax revenue)	4.55	2-28-2023	25,000,000	25,000,000
Board of Regents University of Texas (Tax revenue)	4.60	3-14-2023	12,500,000	12,500,000
Board of Regents University of Texas (Tax revenue)	4.62	3-15-2023	25,000,000	25,000,000
San Antonio TX Electric & Gas Series A (Utilities revenue)	4.82	4-24-2023	35,000,000	35,000,000
				122,500,000
Vermont: 0.20%
Other municipal debt : 0.20%
Vermont Economic Development Authority (Tax revenue)	4.50	2-6-2023	30,000,000	30,000,000
Total Municipal obligations (Cost $1,532,142,393)				1,532,142,393
Other instruments: 1.38%
17th Street Rentals LLC §øø	4.40	6-1-2025	18,200,000	18,200,000
2020 Sheu Family Exempt Trust §øø	4.40	7-1-2041	9,175,000	9,175,000
AARP §øø	4.50	5-1-2031	46,400,000	46,400,000
Altoona Blair County Development Corporation 144A§øø	4.37	4-1-2035	5,850,000	5,850,000
Altoona Blair County Development Corporation 144A§øø	4.37	9-1-2038	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

		Interest rate	Maturitydate	Principal	Value
Other instruments (continued)
Columbus Hotel Investment One LLC §øø		4.40%	10-1-2048	$6,535,000	$ 6,535,000
Conger Investment LLC §øø		4.40	6-1-2051	6,700,000	6,700,000
Fortenbery Children 2017 Irrevocable Trust UTA §øø		4.40	4-1-2026	9,675,000	9,675,000
Fortis Family Insurance LLC Series 2020 §øø		4.39	8-1-2070	10,345,000	10,345,000
Gillean 2019 Family Trust §øø		4.40	12-1-2039	6,140,000	6,140,000
Keep Memory Alive §øø		4.35	5-1-2037	2,630,000	2,630,000
L Ward Huntley Irrevocable Life Insurance Trust §øø		4.39	4-1-2071	7,350,000	7,350,000
Lavonne V. Johnson Life Insurance Trust §øø		4.40	6-1-2041	10,000,000	10,000,000
Rock Hill SI LLC §øø		4.40	6-1-2061	12,700,000	12,700,000
Schulder Family 2017 Trust §øø		4.40	3-1-2041	9,990,000	9,990,000
Solis Seattle LLC §øø		4.40	2-1-2061	20,000,000	20,000,000
Southside Brookshore §øø		4.40	9-1-2059	2,640,000	2,640,000
The CLC Irrevocable Insurance Trust §øø		4.40	10-1-2045	6,610,000	6,610,000
The Olivier Scaramucci & Amany Attia Irrevocable Life Insurance Trust §øø		4.44	4-1-2042	11,125,000	11,125,000
Vickie Bice Life Insurance Trust §øø		4.40	8-1-2046	6,550,000	6,550,000
Total Other instruments (Cost $211,615,000)					211,615,000
Other notes: 0.17%
Corporate bonds and notes: 0.17%
Cellmark Incorporated Taxable Notes Series 2018A §øø		4.40	6-1-2038	16,000,000	16,000,000
Jets Stadium Development LLC Series A-4B 144A§øø		4.65	4-1-2047	9,835,000	9,835,000
Total Other notes (Cost $25,835,000)					25,835,000
Repurchase agreements^^: 15.46%
JP Morgan Securities, dated 1-31-2023, maturity value $1,274,802,250 (01)		4.30	2-1-2023	1,274,650,000	1,274,650,000
Mitsubishi UFJ Financial Group Securities Canada Limited, dated 1-31-2023, maturity value $1,100,131,389 (02)		4.30	2-1-2023	1,100,000,000	1,100,000,000
Total Repurchase agreements (Cost $2,374,650,000)					2,374,650,000
Total investments in securities (Cost $15,193,005,275)	98.92%				15,193,005,275
Other assets and liabilities, net	1.08				165,785,425
Total net assets	100.00%				$15,358,790,700

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 0.00% to 7.50%, 4-19-2023 to 11-15-2062, fair value including accrued interest is $1,312,218,554.
(02) U.S. government securities, 0.13% to 8.00%, 3-17-2023 to 1-20-2072, fair value including accrued interest is $1,131,290,060.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Portfolio of investments—January 31, 2023

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

20  |  Retail Money Market Funds

Statement of assets and liabilities—January 31, 2023

Assets
Investments in unaffiliated securities, at amortized cost	$ 12,818,355,275
Investments in repurchase agreements, at amortized cost	2,374,650,000
Cash	80,046,684
Receivable for Fund shares sold	198,131,165
Receivable for interest	28,780,738
Receivable for investments sold	80,000
Prepaid expenses and other assets	896,497
Total assets	15,500,940,359
Liabilities
Payable for investments purchased	80,000,000
Payable for Fund shares redeemed	60,184,809
Administration fees payable	1,009,145
Management fee payable	566,089
Dividends payable	150,913
Trustees’ fees and expenses payable	2,703
Distribution fee payable	1,938
Accrued expenses and other liabilities	234,062
Total liabilities	142,149,659
Total net assets	$15,358,790,700
Net assets consist of
Paid-in capital	$ 15,359,576,530
Total distributable loss	(785,830)
Total net assets	$15,358,790,700
Computation of net asset value per share
Net assets – Class A	$ 438,190,125
Shares outstanding – Class A1	438,198,254
Net asset value per share – Class A	$1.00
Net assets – Class C	$ 3,012,044
Shares outstanding – Class C1	3,012,094
Net asset value per share – Class C	$1.00
Net assets – Premier Class	$ 14,906,434,393
Shares outstanding – Premier Class[1]	14,906,620,262
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$ 11,154,138
Shares outstanding – Service Class[1]	11,154,339
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  21

Statement of operations—year ended January 31, 2023

Investment income
Interest	$ 198,185,387
Expenses
Management fee	12,559,101
Administration fees
Class A	944,937
Class C	6,081
Premier Class	4,778,195
Service Class	12,834
Shareholder servicing fees
Class A	1,073,792
Class C	6,910
Service Class	26,737
Distribution fee
Class C	20,731
Custody and accounting fees	220,909
Professional fees	65,633
Registration fees	425,428
Shareholder report expenses	78,803
Trustees’ fees and expenses	21,352
Other fees and expenses	51,039
Total expenses	20,292,482
Less: Fee waivers and/or expense reimbursements
Fund-level	(9,606,210)
Class A	(66,695)
Class C	(5,418)
Premier Class	(517,481)
Net expenses	10,096,678
Net investment income	188,088,709
Net realized gains on investments	1,320
Net increase in net assets resulting from operations	$188,090,029
The accompanying notes are an integral part of these financial statements.

22  |  Retail Money Market Funds

Statement of changes in net assets

	Year ended January 31, 2023		Year ended January 31, 2022
Operations
Net investment income		$ 188,088,709		$ 1,096,935
Net realized gains on investments		1,320		13,887
Net increase in net assets resulting from operations		188,090,029		1,110,822
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,430,764)		(45,509)
Class C		(35,060)		(218)
Premier Class		(180,416,780)		(1,050,078)
Service Class		(192,224)		(1,130)
Total distributions to shareholders		(188,074,828)		(1,096,935)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	134,454,486	134,454,486	116,628,006	116,628,006
Class C	3,467,135	3,467,135	1,408,108	1,408,108
Premier Class	19,195,678,230	19,195,678,230	1,050,830,115	1,050,830,115
Service Class	1,913,173	1,913,173	946,410	946,410
		19,335,513,024		1,169,812,639
Reinvestment of distributions
Class A	7,357,498	7,357,498	37,827	37,827
Class C	34,971	34,971	203	203
Premier Class	179,735,448	179,735,448	1,028,386	1,028,386
Service Class	187,740	187,740	994	994
		187,315,657		1,067,410
Payment for shares redeemed
Class A	(138,534,614)	(138,534,614)	(148,324,202)	(148,324,202)
Class C	(2,450,253)	(2,450,253)	(2,303,589)	(2,303,589)
Premier Class	(6,900,239,877)	(6,900,239,877)	(3,073,049,703)	(3,073,049,703)
Service Class	(1,775,484)	(1,775,484)	(2,081,671)	(2,081,671)
		(7,043,000,228)		(3,225,759,165)
Net increase (decrease) in net assets resulting from capital share transactions		12,479,828,453		(2,054,879,116)
Total increase (decrease) in net assets		12,479,843,654		(2,054,865,229)
Net assets
Beginning of period		2,878,947,046		4,933,812,275
End of period		$15,358,790,700		$ 2,878,947,046
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  23

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Class A	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	0.00	0.00	(0.00) [1]	0.00	0.00
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.73%	0.01%	0.27%	1.76%	1.61%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%	0.68%	0.70%	0.76%
Net expenses	0.52% *	0.15% *	0.40% *	0.60%	0.62%
Net investment income	1.73%	0.01%	0.27%	1.74%	1.60%
Supplemental data
Net assets, end of period (000s omitted)	$438,190	$434,892	$466,559	$475,180	$474,040

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.45%
Year ended January 31, 2021	0.18%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
The accompanying notes are an integral part of these financial statements.

24  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Class C	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Payment from affiliate	0.00	0.00	0.00 [1]	0.00	0.00
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net realized gains	0.00	0.00	(0.00) [1]	0.00	0.00
Total distributions to shareholders	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.19%	0.01%	0.08% [2]	1.00%	0.84%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.45%	1.43%	1.45%	1.51%
Net expenses	1.09% *	0.15% *	0.59% *	1.35%	1.37%
Net investment income	1.27%	0.01%	0.07%	1.03%	0.87%
Supplemental data
Net assets, end of period (000s omitted)	$3,012	$1,960	$2,855	$3,153	$8,229

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.26%
Year ended January 31, 2022	1.20%
Year ended January 31, 2021	0.76%

[1]	Amount is less than $0.005.
[2]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.04% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  25

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Premier Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.01	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.01)	(0.02)	(0.02)
Net realized gains	0.00	0.00	(0.00) [1]	0.00	0.00
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.01) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.13%	0.03%	0.54%	2.20%	2.03%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.31%	0.29%	0.30%	0.33%
Net expenses	0.13% *	0.13% *	0.13% *	0.15%	0.20%
Net investment income	3.02%	0.03%	0.41%	1.99%	2.26%
Supplemental data
Net assets, end of period (000s omitted)	$14,906,434	$2,431,267	$4,452,436	$2,183,582	$295,962

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.07%
Year ended January 31, 2022	0.07%
Year ended January 31, 2021	0.07%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
The accompanying notes are an integral part of these financial statements.

26  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Service Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	0.00	0.00	(0.00) [1]	0.00	0.00
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.81%	0.01%	0.31%	1.86%	1.72%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.58%	0.60%	0.66%
Net expenses	0.44% *	0.15% *	0.36% *	0.50%	0.50%
Net investment income	1.80%	0.01%	0.31%	1.84%	1.71%
Supplemental data
Net assets, end of period (000s omitted)	$11,154	$10,828	$11,963	$12,038	$11,884

*	Ratio includes fund-level and/or class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.35%
Year ended January 31, 2021	0.12%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  27

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Money Market Fund (the "Fund") which is a diversified series of the Trust.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the year ended January 31, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market

28  |  Retail Money Market Funds

Notes to financial statements
value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2023, the Fund had capital loss carryforwards which consisted of $550,581 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Retail Money Market Funds  |  29

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$ 3,365,148,105	$0	$ 3,365,148,105
Closed-end fund obligations	0	105,250,000	0	105,250,000
Commercial paper	0	7,578,364,777	0	7,578,364,777
Municipal obligations	0	1,532,142,393	0	1,532,142,393
Other instruments	0	211,615,000	0	211,615,000
Other notes	0	25,835,000	0	25,835,000
Repurchase agreements	0	2,374,650,000	0	2,374,650,000
Total assets	$0	$15,193,005,275	$0	$15,193,005,275
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Over $10 billion	0.180
For the year ended January 31, 2023, the management fee was equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

30  |  Retail Money Market Funds

Notes to financial statements
Class-level administration fee
Class A	0.22%
Class C	0.22
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain fund-level and/or class-level expenses during the year ended January 31, 2023 in order to maintain a positive yield.  These voluntary fund-level and/or class-level waivers may be discontinued at any time.  As of January 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Class C	1.35
Premier Class	0.20
Service Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class C shares for the year ended January 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $58,175,000, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended January 31, 2023.
5. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $188,074,828 and $1,096,935 of ordinary income for the years ended January 31, 2023 and January 31, 2022, respectively.

Retail Money Market Funds  |  31

Notes to financial statements
As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Capital loss carryforward
$126,220	$(550,581)
6. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

32  |  Retail Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 30, 2023

Retail Money Market Funds  |  33

Other information (unaudited)
TAX INFORMATION
For the fiscal year ended January 31, 2023, $130,091,460 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2023.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

34  |  Retail Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Retail Money Market Funds  |  35

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

36  |  Retail Money Market Funds

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Retail Money Market Funds  |  37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02142023-6bytbfwe 03-23
AR0478 01-23

Annual Report
January 31, 2023
Institutional Money Market Funds
■	Allspring Municipal Cash Management Money Market Fund

The views expressed and any forward-looking statements are as of January 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Municipal Cash Management Money Market Fund for the 12-month period that ended January 31, 2023. Globally, stocks and bonds experienced heightened volatility and historically poor performance through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the 12-month period, stocks and bonds––both domestic U.S. and global––suffered losses. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -8.22%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.72%, while the MSCI EM Index (Net) (USD)3 had weaker performance, with a decline of 12.12%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -8.36%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -14.18%, the Bloomberg Municipal Bond Index6 declined 3.25%, and the ICE BofA U.S. High Yield Index7 fell 5.08%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with heightened volatility in March and mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fueled inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)8 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[8]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of more rate hikes. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act.  Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
“ In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

Institutional Money Market Funds  |  3

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a broad rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Fed and on how many additional rate hikes it will announce before reaching the peak (“terminal”) rate, expected to be above 5%. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

4  |  Institutional Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James Randazzo, Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of January 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Administrator Class (WUCXX)	7-9-2010	1.24	0.83	0.53	0.41	0.30
Institutional Class (EMMXX)	11-20-1996	1.32	0.89	0.58	0.29	0.20
Service Class (EISXX)	11-25-1996	1.09	0.76	0.47	0.58	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.30% for Administrator Class, 0.20% for Institutional Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of January 31, 2023
	Administrator Class	Institutional Class	Service Class
7-day current yield[1]	1.67	1.77	1.52
7-day compound yield	1.69	1.79	1.53
30-day simple yield	2.30	2.40	2.15
30-day compound yield	2.33	2.43	2.17

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 1.53%, 1.65% and 1.36% for Administrator Class, Institutional Class and Service Class, respectively.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Institutional Money Market Funds

Performance highlights (unaudited)
MANAGER'S DISCUSSION
During the period, the municipal money markets were not immune to the elevated level of volatility experienced by the broader financial markets as central banks around the globe reversed monetary policies enacted to support the pandemic economy. The swift reversals in central bank monetary policy resulted in large increases in interest rates up and down the curve and ensuing cross-currents of asset flows between sectors. While interest rates in 2021 remained stable near the zero bound as global interest rate policy remained steadily accommodative following the pandemic, in 2022 markets became rattled as central bank policy turned progressively hawkish. As policy rates shifted higher, the markets were forced to contend with ever-changing nominal rates in addition to rapidly changing relative-value ratios.
Portfolio composition as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
In the municipal money markets, the SIFMA Index* began the period at 0.06%, as the Federal Reserve’s policy maintained its policy range for all of 2021 at 0.00% to 0.25%. At the beginning of the fiscal year, the yield curve was relatively flat as high-grade one-year notes yielded approximately 0.20% and municipal money market fund assets were relatively stable following steady outflows in 2021. However, the markets would gradually begin to heat up as the Federal Open Market Committee (FOMC) embarked on its tightening regime during March. The FOMC initiated its policy shift with a 25 basis point (bp; 100 bps equal 1.00%) rate hike at its March 16 meeting. The combination of higher taxable rates and tax-season pressures pushed the SIFMA Index to 0.51% by the end of March. Meanwhile, yields on one-year paper rose to 0.50%. The municipal money markets generally responded well to the FOMC rate hikes with solid demand for floating-rate notes such as overnight and weekly VRDNs** and tender option bonds (TOBs).
In the second quarter of 2022, the FOMC turned more hawkish as evidence that higher-than-expected inflation readings would prove “transitory” began to fade. During the quarter, the FOMC responded with one 50 bp rate hike in May and two 75 bp rate hikes in June and July. In response, municipal money market rates shifted higher in sympathy with taxable counterparts, with the SIFMA Index finishing the second quarter at 0.91% while one-year paper yields rose to 2.09%. Consequently, higher nominal levels and the return of the benefits of tax-exempt equivalency attracted investors back to municipal money market funds, whose assets rose from $93 billion to $111 billion during the second quarter, according to Crane Data.
Effective maturity distribution as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
During the third quarter, municipal money market yields began to significantly lag taxable counterparts due to strong seasonal pressures beginning in July. As usual, the period experienced exceptionally large principal and interest payments, leading to excess demand across the municipal space. The supply/demand dynamic was exacerbated by another down year in tax-exempt cash flow note issuance as well as by the FOMC delivering three 75 bp rate hikes at the June, July, and September meetings. Municipal money market yields were slow to respond to these outsized moves. As a result, municipal money market funds saw flows turn

*	The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index (SIFMA Index) is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA’s Municipal Swap Index Committee. You cannot invest directly in an index.
**	Variable Rate Demand Notes (VRDNs) are debt securities commonly held within certain mutual funds. Like all bonds, VRDN values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes can be sudden and unpredictable. In addition to credit and interest rate risk, VRDNs are subject to municipal securities risk.

Institutional Money Market Funds  |  7

Performance highlights (unaudited)
negative as the relative attractiveness of taxable yields disappeared. Eventually, the SIFMA Index was forced to play catchup, increasing to 2.46%, while one-year paper rose to 3.24% to close out September.
That rapid increase in rates at the end of September set the table for municipal money market funds to once again attract assets as tax-exempt yields presented value relative to taxable yields once again. The FOMC closed out the year with a 75 bp hike in November, followed by another 50 bp hike in December. In response, the municipal yield curve flattened and then inverted as expectations for the terminal rate for federal funds began to take a more dovish bent. Ultimately, the SIMFA Index closed the month at 3.66%, or 85% of the federal funds effective rate. Meanwhile, further out on the curve, one-year high-grade note yields fell to 2.97%, down from 3.24% at the end of the third quarter. Municipal money market fund assets reached a multi-year high of roughly $117 billion, according to the Crane Data.
The municipal money market sector remained in high demand as the calendar flipped to 2023. The municipal money market yield curve widened during January as strong inflows into tax-exempt money market funds carried over into the first half of the month. Rates in the overnight and weekly sectors dropped precipitously as demand surged due to the combination of early-month fund inflows and seasonal principal and interest reinvestment needs. Assets in municipal money market funds rose to $128 billion at mid-month, up from $118 billion at calendar year-end, according to Crane Data.
This seasonally strong demand for VRDNs and TOBs drove the SIFMA Index lower throughout the month. After closing 2022 at 3.66% (or 85% of the federal funds effective rate), SIFMA fell for four consecutive weeks before closing at 1.66% (or 38% of the federal funds effective rate). This staggering 200 bp drop had the effect of flipping tax-exempts from extremely attractive to extremely rich relative to taxable securities. Further out on the curve, yields on high-grade paper in the one-year space fell from 2.97% at year-end to 2.27% at the end of January as demand continued to outpace supply and market participants began to price in a more dovish monetary policy from the FOMC. As a result of the significant drop in rates throughout the month, municipal money market funds experienced consistent outflows closer to month-end.
During the period, we continued to emphasize portfolio liquidity by targeting our purchases predominantly in daily and weekly VRDNs and TOBs. This strategy benefited our funds as these floating-rate securities were able to quickly capture the higher levels presented as the FOMC tightened its monetary policy. With expectations of additional increases in the federal funds target, we remained very selective in our term investments.
Strategic outlook
Looking forward to the next period, we expect to continue to maintain our overweight to VRDNs and TOBs in order to take advantage of higher interest rates while maintaining principal stability and portfolio liquidity. We believe our portfolio will be well positioned to take advantage of higher short-term rates as market participants expect the FOMC to continue to increase rates during the first half of the year. Additionally, we continue to believe that the overnight and weekly sectors will remain the most attractive spots on the municipal curve.
Weighted average maturity as of January 31, 2023[1]
7 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of January 31, 2023[1]
7 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Institutional Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2022 to January 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2022	Ending account value 1-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,010.58	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Class
Actual	$1,000.00	$1,010.97	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,009.68	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Institutional Money Market Funds  |  9

Portfolio of investments—January 31, 2023

	Principal	Value
Closed-end fund obligations: 2.53%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (20 shares) 1.76% 144Aø	$ 2,000,000	$ 2,000,000
Nuveen Quality Municipal Income Fund Series 1-2118 (40 shares) 2.11% 144Aø	4,000,000	4,000,000
Total Closed-end fund obligations (Cost $6,000,000)		6,000,000

	Interest rate	Maturity date
Municipal obligations: 89.90%
Alaska: 2.10%
Variable rate demand notes ø: 2.10%
Valdez AK Marine Terminal ExxonMobil Pipeline Company Project Series 2001 (Industrial development revenue)	1.21%	12-1-2029	5,000,000	5,000,000
Arizona: 5.84%
Variable rate demand notes ø: 5.84%
Arizona Health Facilities Authority Banner Health Project Series 2015C (Health revenue, Bank of America NA LOC)	1.20	1-1-2046	5,200,000	5,200,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource recovery revenue, Farm Credit Services America LOC)	1.72	8-1-2026	2,500,000	2,500,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource recovery revenue, Farm Credit Services America LOC)	1.75	8-1-2027	1,250,000	1,250,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.86	12-15-2047	4,920,000	4,920,000
				13,870,000
Arkansas: 2.44%
Variable rate demand notes ø: 2.44%
Lowell AR Industrial Development Revenue Little Rock Newspapers Project Series 1996 (Industrial development revenue, JPMorgan Chase & Company LOC)	1.71	6-1-2031	5,800,000	5,800,000
California: 4.32%
Variable rate demand notes ø: 4.32%
California CDA Uptown Newport Apartments Series 2017 AA & BB (Housing revenue, East West Bank LOC)	1.72	3-1-2057	5,000,000	5,000,000
Mizuho Floater/Residual Trust Series 2020-MIZ9012 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.91	10-1-2036	2,425,000	2,425,000
Modesto CA MFHR Live Oak Apartments Project (Tax revenue, FNMA Insured, FNMA LIQ)	1.68	9-15-2024	130,000	130,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-ZL0291 (GO revenue, Royal Bank of Canada LIQ) 144A	1.69	2-1-2027	2,700,000	2,700,000
				10,255,000
The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Colorado: 0.06%
Variable rate demand notes ø: 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2008A (Utilities revenue, U.S. Bank NA SPA)	1.61%	11-1-2038	$135,000	$ 135,000
Florida: 6.38%
Variable rate demand notes ø: 6.38%
Brevard County FL HFA Wickham Club Partners Project Series 2004A (Housing revenue, FNMA LIQ)	1.78	8-15-2037	4,895,000	4,895,000
Highlands County FL Health Facilities Authority Adventist Health System Series A-2 (Health revenue)	1.66	11-15-2037	1,815,000	1,815,000
St. Lucie County FL Power & Light Company 2000 (Industrial development revenue)	1.35	9-1-2028	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0443 (Airport revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.73	4-1-2038	3,450,000	3,450,000
				15,160,000
Illinois: 4.82%
Variable rate demand notes ø: 4.82%
Illinois Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	1.68	8-1-2026	2,152,000	2,152,000
Illinois Finance Authority Northshore Edward Elmhurst Health Credit Group Project Series 2022D (Health revenue, JPMorgan Chase & Company SPA)	1.21	8-15-2057	5,000,000	5,000,000
Peoria County IL Caterpillar Incorporated Project (Industrial development revenue)	1.85	2-1-2030	4,300,000	4,300,000
				11,452,000
Indiana: 1.35%
Variable rate demand notes ø: 1.35%
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial development revenue, Bank of America NA LOC)	1.78	12-1-2027	1,710,000	1,710,000
Noblesville IN Greystone Apartments Project Series B (Housing revenue, FHLB LOC)	1.76	3-1-2041	1,265,000	1,265,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial development revenue, PNC Bank NA LOC)	1.70	10-1-2023	220,000	220,000
				3,195,000
Iowa: 0.87%
Variable rate demand notes ø: 0.87%
Iowa Finance Authority John Maassen & Sons Project (Industrial development revenue, Farm Credit Services America LOC)	1.78	11-1-2035	2,075,000	2,075,000
Louisiana: 1.68%
Variable rate demand notes ø: 1.68%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial development revenue)	1.85	12-1-2036	4,000,000	4,000,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Michigan: 2.97%
Variable rate demand notes ø: 2.97%
Michigan State Housing Development AMT Refunding Bond Series B (Housing revenue, TD Bank NA SPA)	1.65%	6-1-2038	$7,065,000	$ 7,065,000
Minnesota: 6.56%
Variable rate demand notes ø: 6.56%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing revenue, FNMA LOC, FNMA LIQ)	1.75	8-15-2038	675,000	675,000
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (GO revenue, JPMorgan Chase & Company LIQ) 144A	1.88	3-20-2024	2,000,000	2,000,000
Minnesota HEFAR Concordia University Series 6Q (Education revenue, U.S. Bank NA LOC)	1.27	4-1-2037	4,680,000	4,680,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing revenue, FNMA LOC, FNMA LIQ)	1.74	9-15-2031	1,200,000	1,200,000
Rochester MN HCFR Mayo Clinic (Health revenue)	1.66	11-15-2047	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Education revenue) 144A	1.86	11-1-2037	2,025,000	2,025,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3050 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.88	2-1-2039	2,000,000	2,000,000
				15,580,000
Mississippi: 4.21%
Variable rate demand notes ø: 4.21%
Mississippi Business Finance Corporation Gulf Opportunity Zone Chevron USA Incorporated Project Series 2011-F (Industrial development revenue)	1.21	11-1-2035	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XF5026 (Health revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.55	8-15-2029	5,000,000	5,000,000
				10,000,000
Montana: 1.31%
Variable rate demand notes ø: 1.31%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.91	6-1-2034	1,110,000	1,110,000
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.91	6-1-2034	2,000,000	2,000,000
				3,110,000
Nebraska: 2.00%
Variable rate demand notes ø: 2.00%
Nebraska Investment Finance Authority Single Family Housing Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	1.65	3-1-2038	4,745,000	4,745,000
The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
New York: 13.04%
Variable rate demand notes ø: 13.04%
New York City NY Municipal Finance Authority Subseries F-2 (Water & sewer revenue, Citibank NA LOC)	1.20%	6-15-2035	$5,000,000	$ 5,000,000
New York Metropolitan Transportation Authority Dedicated Tax Fund Subseries 2008A-2A (Tax revenue, TD Bank NA LOC)	1.15	11-1-2026	5,000,000	5,000,000
New York Mortgage Agency Homeowner Revenue Bonds Series 249 (Housing revenue, TD Bank NA SPA)	1.63	4-1-2031	5,000,000	5,000,000
New York NY Housing Development Corporation Refunding Bonds Series 2005-A (Housing revenue, Citibank NA LOC)	1.69	6-1-2037	200,000	200,000
RBC Municipal Products Incorporated Series E-154 (Miscellaneous revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.76	6-1-2028	7,950,000	7,950,000
RBC Municipal Products Incorporated Series G-120 (Airport revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.72	10-1-2029	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Floater Certificates (Airport revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.76	7-15-2028	280,000	280,000
Tender Option Bond Trust Receipts/Floater Certificates Series UA-7000 (Tax revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	2.06	12-28-2052	3,948,000	3,948,000
				30,978,000
North Carolina: 2.46%
Variable rate demand notes ø: 2.46%
Charlotte-Mecklenburg Hospital Authority Atrium Health Series G (Health revenue, JPMorgan Chase & Company SPA)	1.20	1-15-2048	5,000,000	5,000,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial development revenue, Truist Bank LOC)	1.87	1-1-2027	850,000	850,000
				5,850,000
Ohio: 3.26%
Variable rate demand notes ø: 3.26%
Allen County OH Catholic Healthcare Series C (Health revenue, Bank of Montreal LOC)	1.16	6-1-2034	5,000,000	5,000,000
Ohio Higher Educational Facility Commission Hospital Cleveland Clinic B4 (Health revenue, Barclays Bank plc SPA)	1.22	1-1-2043	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Various States (Miscellaneous revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.86	12-15-2040	750,000	750,000
				7,750,000
Pennsylvania: 1.79%
Variable rate demand notes ø: 1.79%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.91	11-1-2034	255,157	255,157
Southcentral Pennsylvania General Authority Series 2019 (Health revenue, Bank of America NA LIQ)	1.24	6-1-2037	4,000,000	4,000,000
				4,255,157
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
South Carolina: 2.10%
Variable rate demand notes ø: 2.10%
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XF3079 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.91%	7-1-2028	$5,000,000	$ 5,000,000
South Dakota: 3.37%
Variable rate demand notes ø: 3.37%
South Dakota EDA Riverview Project (Resource recovery revenue, AgCountry Farm Credit Services LOC)	1.78	11-1-2051	8,000,000	8,000,000
Texas: 11.47%
Other municipal debt : 0.85%
San Antonio TX Electric and Gas Commercial Paper Series A (Miscellaneous revenue)	3.25	7-13-2023	2,000,000	2,004,224
Variable rate demand notes ø: 10.62%
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource recovery revenue)	1.78	8-1-2039	450,000	450,000
Gulf Coast Texas Waste Disposal Authority ExxonMobil Corporation Series 2022 (Industrial development revenue)	1.25	12-1-2025	1,685,000	1,685,000
Harris County TX Cultural Education Facilities Finance Corporation Texas Children's Hospital Series 2021C (Health revenue, Bank of America NA SPA)	1.20	10-1-2041	5,000,000	5,000,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial development revenue)	1.65	4-1-2027	3,000,000	3,000,000
Port Corpus Christi Solid Waste Disposal Revenue Bonds Series 2002A (Resource recovery revenue) 144A	1.65	7-1-2029	3,100,000	3,100,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0228 (Transportation revenue, TD Bank NA LIQ) 144A	1.81	11-1-2044	7,000,000	7,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021 MS0002 (Education revenue, Morgan Stanley Bank LIQ) 144A	1.96	6-15-2056	5,000,000	5,000,000
				25,235,000
Utah: 2.53%
Variable rate demand notes ø: 2.53%
University of Utah (Education revenue, Citibank NA LIQ) 144A	1.69	8-1-2043	6,000,000	6,000,000
Virginia: 0.82%
Variable rate demand notes ø: 0.82%
FHLB MFHR Series M-031 Class A (Housing revenue, FHLMC LIQ) 144A	1.79	12-15-2045	1,950,000	1,950,000
Washington: 1.84%
Variable rate demand notes ø: 1.84%
Eclipse Funding Trust (Water & sewer revenue, U.S. Bank NA LIQ) 144A	1.25	7-1-2042	4,375,000	4,375,000
The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Portfolio of investments—January 31, 2023

		Interest rate	Maturity date	Principal	Value
Wisconsin: 0.31%
Variable rate demand notes ø: 0.31%
Tender Option Bond Trust Receipts/Floater Certificates Various States (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A		1.86%	12-15-2040	$735,000	$ 735,000
Total Municipal obligations (Cost $213,570,138)					213,574,381
Repurchase agreements^^: 6.95%
Citigroup Global Markets Incorporated, dated 1-31-2023, maturity value $16,501,971		4.30	2-1-2023	16,500,000	16,500,000
Total Repurchase agreements (Cost $16,500,000)					16,500,000
Total investments in securities (Cost $236,070,138)	99.38%				236,074,381
Other assets and liabilities, net	0.62				1,482,276
Total net assets	100.00%				$237,556,657

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 1.13% to 1.88%, 7-15-2026 to 10-15-2026, fair value including accrued interest is $16,830,005.

Abbreviations:
AMT	Alternative minimum tax
CDA	Community Development Authority
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCFA	Pollution Control Financing Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Statement of assets and liabilities—January 31, 2023

Assets
Investments in unaffiliated securities, at value (cost $236,070,138)	$ 236,074,381
Cash	555,433
Receivable for interest	683,695
Receivable for investments sold	290,000
Prepaid expenses and other assets	37,742
Total assets	237,641,251
Liabilities
Custody and accounting fees payable	20,724
Professional fees payable	20,113
Administration fees payable	14,384
Payable for Fund shares redeemed	9,757
Shareholder report expenses payable	8,952
Dividends payable	7,140
Trustees’ fees and expenses payable	3,045
Management fee payable	479
Total liabilities	84,594
Total net assets	$237,556,657
Net assets consist of
Paid-in capital	$ 237,610,923
Total distributable loss	(54,266)
Total net assets	$237,556,657
Computation of net asset value per share
Net assets – Administrator Class	$ 1,358,804
Shares outstanding – Administrator Class[1]	1,358,330
Net asset value per share – Administrator Class	$1.0003
Net assets – Institutional Class	$ 222,486,275
Shares outstanding – Institutional Class[1]	222,423,392
Net asset value per share – Institutional Class	$1.0003
Net assets – Service Class	$ 13,711,578
Shares outstanding – Service Class[1]	13,689,929
Net asset value per share – Service Class	$1.0016
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Statement of operations—year ended January 31, 2023

Investment income
Interest	$ 3,837,774
Expenses
Management fee	424,023
Administration fees
Administrator Class	2,746
Institutional Class	211,862
Service Class	18,130
Shareholder servicing fees
Administrator Class	2,746
Service Class	37,771
Custody and accounting fees	59,670
Professional fees	51,386
Registration fees	49,323
Shareholder report expenses	28,213
Trustees’ fees and expenses	21,352
Other fees and expenses	22,696
Total expenses	929,918
Less: Fee waivers and/or expense reimbursements
Fund-level	(310,497)
Administrator Class	(1,426)
Institutional Class	(16,302)
Service Class	(13,064)
Net expenses	588,629
Net investment income	3,249,145
Net change in unrealized gains (losses) on investments	10,792
Net increase in net assets resulting from operations	$3,259,937
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Statement of changes in net assets

	Year ended January 31, 2023		Year ended January 31, 2022
Operations
Net investment income		$ 3,249,145		$ 36,459
Net realized gains on investments		0		106,951
Net change in unrealized gains (losses) on investments		10,792		(15,014)
Net increase in net assets resulting from operations		3,259,937		128,396
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(23,437)		(612)
Institutional Class		(3,153,567)		(47,079)
Service Class		(159,362)		(2,629)
Total distributions to shareholders		(3,336,366)		(50,320)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	57,872	57,907	3,997,602	4,000,000
Institutional Class	5,679,102,322	5,682,016,118	4,854,975,318	4,857,045,209
Service Class	5,805,196	5,815,382	595,530	596,580
		5,687,889,407		4,861,641,789
Reinvestment of distributions
Administrator Class	23,426	23,437	605	605
Institutional Class	3,150,214	3,151,680	47,013	47,035
Service Class	111,313	111,507	1,644	1,647
		3,286,624		49,287
Payment for shares redeemed
Administrator Class	(3,997,602)	(4,000,000)	0	0
Institutional Class	(5,784,463,945)	(5,787,421,540)	(4,893,287,361)	(4,895,358,721)
Service Class	(8,889,577)	(8,905,942)	(2,376,949)	(2,381,199)
		(5,800,327,482)		(4,897,739,920)
Net decrease in net assets resulting from capital share transactions		(109,151,451)		(36,048,844)
Total decrease in net assets		(109,227,880)		(35,970,768)
Net assets
Beginning of period		346,784,537		382,755,305
End of period		$ 237,556,657		$ 346,784,537
The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Administrator Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0006	$1.0004	$1.0004	$1.0003	$1.0010
Net investment income	0.0120	0.0003	0.0033	0.0124	0.0125
Net realized and unrealized gains (losses) on investments	0.0003	0.0001	0.0001	0.0005	(0.0001)
Total from investment operations	0.0123	0.0004	0.0034	0.0129	0.0124
Distributions to shareholders from
Net investment income	(0.0122)	(0.0001)	(0.0034)	(0.0125)	(0.0124)
Net realized gains	(0.0004)	(0.0001)	(0.0000) [1]	(0.0003)	(0.0007)
Total distributions to shareholders	(0.0126)	(0.0002)	(0.0034)	(0.0128)	(0.0131)
Net asset value, end of period	$1.0003	$1.0006	$1.0004	$1.0004	$1.0003
Total return	1.24%	0.04%	0.34%	1.29%	1.25%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.42%	0.45%	0.43%	0.44%
Net expenses	0.27% *	0.08% *	0.23% *	0.30%	0.30%
Net investment income	0.84%	0.01%	0.46%	1.28%	1.25%
Supplemental data
Net assets, end of period (000s omitted)	$1,359	$5,278	$1,277	$2,238	$6,313

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.22%
Year ended January 31, 2021	0.06%

[1]	Amount is less than $0.00005.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Institutional Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0005	$1.0003	$1.0004	$1.0004	$1.0011
Net investment income	0.0129	0.0001	0.0040	0.0137	0.0133 [1]
Net realized and unrealized gains (losses) on investments	0.0004	0.0003	(0.0003)	0.0001	0.0001
Total from investment operations	0.0133	0.0004	0.0037	0.0138	0.0134
Distributions to shareholders from
Net investment income	(0.0131)	(0.0001)	(0.0038)	(0.0135)	(0.0134)
Net realized gains	(0.0004)	(0.0001)	(0.0000) [2]	(0.0003)	(0.0007)
Total distributions to shareholders	(0.0135)	(0.0002)	(0.0038)	(0.0138)	(0.0141)
Net asset value, end of period	$1.0003	$1.0005	$1.0003	$1.0004	$1.0004
Total return	1.32%	0.04%	0.38%	1.38%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.31%	0.29%	0.32%	0.31%	0.31%
Net expenses	0.20%	0.08% *	0.18% *	0.20%	0.20%
Net investment income	1.16%	0.01%	0.41%	1.34%	1.32%
Supplemental data
Net assets, end of period (000s omitted)	$222,486	$324,813	$363,006	$224,247	$166,024

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2022	0.12%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Service Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.0019	$1.0016	$1.0003	$1.0004	$1.0010
Net investment income	0.0117	0.0004	0.0024	0.0110 [1]	0.0109 [1]
Payment from affiliate	0.0000	0.0000	0.0013	0.0000	0.0000
Net realized and unrealized gains (losses) on investments	(0.0007)	0.0001	0.0006	0.0002	0.0001
Total from investment operations	0.0110	0.0005	0.0043	0.0112	0.0110
Distributions to shareholders from
Net investment income	(0.0109)	(0.0001)	(0.0030)	(0.0110)	(0.0109)
Net realized gains	(0.0004)	(0.0001)	(0.0000) [2]	(0.0003)	(0.0007)
Total distributions to shareholders	(0.0113)	(0.0002)	(0.0030)	(0.0113)	(0.0116)
Net asset value, end of period	$1.0016	$1.0019	$1.0016	$1.0003	$1.0004
Total return	1.09%	0.05%	0.44% [3]	1.12%	1.11%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.59%	0.62%	0.60%	0.61%
Net expenses	0.41% *	0.09% *	0.26% *	0.45%	0.45%
Net investment income	1.03%	0.01%	0.27%	1.09%	1.09%
Supplemental data
Net assets, end of period (000s omitted)	$13,712	$16,694	$18,472	$15,255	$19,001

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.04%
Year ended January 31, 2022	0.36%
Year ended January 31, 2021	0.19%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.13% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  21

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Cash Management Money Market Fund (the "Fund") which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the year ended January 31, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

22  |  Institutional Money Market Funds

Notes to financial statements
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2023, the aggregate cost of all investments for federal income tax purposes was $236,070,138 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,243
Gross unrealized losses	0
Net unrealized gains	$4,243
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Money Market Funds  |  23

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$ 6,000,000	$0	$ 6,000,000
Municipal obligations	0	213,574,381	0	213,574,381
Repurchase agreements	0	16,500,000	0	16,500,000
Total assets	$0	$236,074,381	$0	$236,074,381
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2023, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

24  |  Institutional Money Market Funds

Notes to financial statements
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the year ended January 31, 2023 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of January 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Administrator Class	0.30%
Institutional Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class is charged a fee at an annual rate up to 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $554,930,000, $573,571,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended January 31, 2023.
5. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended January 31, 2023 and January 31, 2022 were as follows:
	Year ended January 31
	2023	2022
Ordinary income	$ 684,252	$20,183
Tax-exempt income	2,635,935	30,137
Long-term capital gain	16,179	0
As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	Unrealized gains
$40,605	$4,243

Institutional Money Market Funds  |  25

Notes to financial statements
6. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26  |  Institutional Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Municipal Cash Management Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 30, 2023

Institutional Money Market Funds  |  27

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 852 of the Internal Revenue Code, $16,179 was designated as a 20% rate gain distribution for the fiscal year ended January 31, 2023.
For the fiscal year ended January 31, 2023, $593,480 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2023, $90,772 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 82% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2023.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

28  |  Institutional Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Institutional Money Market Funds  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Institutional Money Market Funds

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Institutional Money Market Funds  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02142023-g7nnpm6b 03-23
AR3725 01-23

Annual Report
January 31, 2023
Retail Money Market Funds
■	Allspring National Tax-Free Money Market Fund

The views expressed and any forward-looking statements are as of January 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring National Tax-Free Money Market Fund for the 12-month period that ended January 31, 2023. Globally, stocks and bonds experienced heightened volatility and historically poor performance through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the 12-month period, stocks and bonds––both domestic U.S. and global––suffered losses. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -8.22%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.72%, while the MSCI EM Index (Net) (USD)3 had weaker performance, with a decline of 12.12%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -8.36%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -14.18%, the Bloomberg Municipal Bond Index6 declined 3.25%, and the ICE BofA U.S. High Yield Index7 fell 5.08%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with heightened volatility in March and mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fueled inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)8 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[8]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of more rate hikes. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act.  Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
“ In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

Retail Money Market Funds  |  3

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a broad rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Fed and on how many additional rate hikes it will announce before reaching the peak (“terminal”) rate, expected to be above 5%. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

4  |  Retail Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James Randazzo, Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of January 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (NWMXX)	7-28-2003	0.99	0.62	0.36	0.66	0.60
Administrator Class (WNTXX)	4-8-2005	1.23	0.81	0.51	0.39	0.30
Premier Class (WFNXX)	11-8-1999	1.31	0.88	0.56	0.27	0.20
Service Class (MMIXX)	8-3-1993	1.09	0.71	0.44	0.56	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.30% for Administrator Class, 0.20% for Premier Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of January 31, 2023
	Class A	Administrator Class	Premier Class	Service Class
7-day current yield[1]	1.58	1.88	1.98	1.73
7-day compound yield	1.59	1.89	1.99	1.74
30-day simple yield	2.15	2.45	2.55	2.30
30-day compound yield	2.18	2.48	2.58	2.33

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 1.54%, 1.81%, 1.93% and 1.64% for Class A, Administrator Class, Premier Class and Service Class, respectively.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Retail Money Market Funds

Performance highlights (unaudited)
MANAGER'S DISCUSSION
During the period, the municipal money markets were not immune to the elevated level of volatility experienced by the broader financial markets as central banks around the globe reversed monetary policies enacted to support the pandemic economy. The swift reversals in central bank monetary policy resulted in large increases in interest rates up and down the curve and ensuing cross-currents of asset flows between sectors. While interest rates in 2021 remained stable near the zero bound as global interest rate policy remained steadily accommodative following the pandemic, in 2022 markets became rattled as central bank policy turned progressively hawkish. As policy rates shifted higher, the markets were forced to contend with ever-changing nominal rates in addition to rapidly changing relative-value ratios.
Portfolio composition as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
In the municipal money markets, the SIFMA Index* began the period at 0.06%, as the Federal Reserve’s policy maintained its policy range for all of 2021 at 0.00% to 0.25%. At the beginning of the fiscal year, the yield curve was relatively flat as high-grade one-year notes yielded approximately 0.20% and municipal money market fund assets were relatively stable following steady outflows in 2021. However, the markets would gradually begin to heat up as the Federal Open Market Committee (FOMC) embarked on its tightening regime during March. The FOMC initiated its policy shift with a 25 basis point (bp; 100 bps equal 1.00%) rate hike at its March 16 meeting. The combination of higher taxable rates and tax-season pressures pushed the SIFMA Index to 0.51% by the end of March. Meanwhile, yields on one-year paper rose to 0.50%. The municipal money markets generally responded well to the FOMC rate hikes with solid demand for floating-rate notes such as overnight and weekly VRDNs** and tender option bonds (TOBs).
In the second quarter of 2022, the FOMC turned more hawkish as evidence that higher-than-expected inflation readings would prove “transitory” began to fade. During the quarter, the FOMC responded with one 50 bp rate hike in May and two 75 bp rate hikes in June and July. In response, municipal money market rates shifted higher in sympathy with taxable counterparts, with the SIFMA Index finishing the second quarter at 0.91% while one-year paper yields rose to 2.09%. Consequently, higher nominal levels and the return of the benefits of tax-exempt equivalency attracted investors back to municipal money market funds, whose assets rose from $93 billion to $111 billion during the second quarter, according to Crane Data.
Effective maturity distribution as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
During the third quarter, municipal money market yields began to significantly lag taxable counterparts due to strong seasonal pressures beginning in July. As usual, the period experienced exceptionally large principal and interest payments, leading to excess demand across the municipal space. The supply/demand dynamic was exacerbated by another down year in tax-exempt cash flow note issuance as well as by the FOMC delivering three 75 bp rate hikes at the June, July, and September meetings. Municipal money market yields were slow to respond to these outsized moves.

*	The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index (SIFMA Index) is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA’s Municipal Swap Index Committee. You cannot invest directly in an index.
**	Variable Rate Demand Notes (VRDNs) are debt securities commonly held within certain mutual funds. Like all bonds, VRDN values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes can be sudden and unpredictable. In addition to credit and interest rate risk, VRDNs are subject to municipal securities risk.

Retail Money Market Funds  |  7

Performance highlights (unaudited)
As a result, municipal money market funds saw flows turn negative as the relative attractiveness of taxable yields disappeared. Eventually, the SIFMA Index was forced to play catchup, increasing to 2.46%, while one-year paper rose to 3.24% to close out September.
That rapid increase in rates at the end of September set the table for municipal money market funds to once again attract assets as tax-exempt yields presented value relative to taxable yields once again. The FOMC closed out the year with a 75 bp hike in November, followed by another 50 bp hike in December. In response, the municipal yield curve flattened and then inverted as expectations for the terminal rate for federal funds began to take a more dovish bent. Ultimately, the SIMFA Index closed the month at 3.66%, or 85% of the federal funds effective rate. Meanwhile, further out on the curve, one-year high-grade note yields fell to 2.97%, down from 3.24% at the end of the third quarter. Municipal money market fund assets reached a multi-year high of roughly $117 billion, according to the Crane Data.
The municipal money market sector remained in high demand as the calendar flipped to 2023. The municipal money market yield curve widened during January as strong inflows into tax-exempt money market funds carried over into the first half of the month. Rates in the overnight and weekly sectors dropped precipitously as demand surged due to the combination of early-month fund inflows and seasonal principal and interest reinvestment needs. Assets in municipal money market funds rose to $128 billion at mid-month, up from $118 billion at calendar year-end, according to Crane Data.
This seasonally strong demand for VRDNs and TOBs drove the SIFMA Index lower throughout the month. After closing 2022 at 3.66% (or 85% of the federal funds effective rate), SIFMA fell for four consecutive weeks before closing at 1.66% (or 38% of the federal funds effective rate). This staggering 200 bp drop had the effect of flipping tax-exempts from extremely attractive to extremely rich relative to taxable securities. Further out on the curve, yields on high-grade paper in the one-year space fell from 2.97% at year-end to 2.27% at the end of January as demand continued to outpace supply and market participants began to price in a more dovish monetary policy from the FOMC. As a result of the significant drop in rates throughout the month, municipal money market funds experienced consistent outflows closer to month-end.
During the period, we continued to emphasize portfolio liquidity by targeting our purchases predominantly in daily and weekly VRDNs and TOBs. This strategy benefited our funds as these floating-rate securities were able to quickly capture the higher levels presented as the FOMC tightened its monetary policy. With expectations of additional increases in the federal funds target, we remained very selective in our term investments.
Strategic outlook
Looking forward to the next period, we expect to continue to maintain our overweight to VRDNs and TOBs in order to take advantage of higher interest rates while maintaining principal stability and portfolio liquidity. We believe our portfolio will be well positioned to take advantage of higher short-term rates as market participants expect the FOMC to continue to increase rates during the first half of the year. Additionally, we continue to believe that the overnight and weekly sectors will remain the most attractive spots on the municipal curve.
Weighted average maturity as of January 31, 2023[1]
15 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of January 31, 2023[1]
18 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Retail Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2022 to January 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2022	Ending account value 1-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,009.03	$2.99	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Administrator Class
Actual	$1,000.00	$1,010.50	$1.47	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Premier Class
Actual	$1,000.00	$1,010.99	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,009.73	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

Retail Money Market Funds  |  9

Portfolio of investments—January 31, 2023

	Principal	Value
Closed-end fund obligations: 1.41%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (50 shares) 0.47% 144Aø	$ 5,000,000	$ 5,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (100 shares) 0.94% 144Aø	10,000,000	10,000,000
Total Closed-end fund obligations (Cost $15,000,000)		15,000,000

	Interest rate	Maturity date
Municipal obligations: 92.88%
Alabama: 0.42%
Variable rate demand notes ø: 0.42%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0098 (Utilities revenue, Royal Bank of Canada LIQ) 144A	1.72%	9-1-2023	4,500,000	4,500,000
Alaska: 1.31%
Variable rate demand notes ø: 1.31%
Valdez AK Marine Terminal ExxonMobil Pipeline Company Project Series 2001 (Industrial development revenue)	1.21	12-1-2029	13,835,000	13,835,000
Arizona: 1.47%
Variable rate demand notes ø: 1.47%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2537 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.70	12-1-2037	3,215,000	3,215,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.86	12-15-2047	12,320,000	12,320,000
				15,535,000
California: 10.26%
Other municipal debt : 4.11%
California State Commercial Paper Series A-2 IAM 436 (Miscellaneous revenue)	2.00	3-2-2023	7,000,000	7,000,000
Los Angeles CA 2022-23 Tax and Revenue Anticipation Notes (GO revenue)	4.00	6-30-2023	7,000,000	7,066,047
Los Angeles CA Capital Asset Leasing Corporation Commercial Paper Series B (Miscellaneous revenue)	2.25	2-15-2023	3,500,000	3,500,000
Los Angeles CA Commercial Paper Series A-3 IAM 24 (Miscellaneous revenue)	2.07	3-10-2023	3,500,000	3,500,000
Los Angeles CA Commercial Paper Series A-3 IAM 25 (Miscellaneous revenue)	1.90	3-7-2023	4,000,000	4,000,000
Los Angeles CA Schools Pooled Financing Program 2022-23 Pooled Participation Certificates Series A (Education revenue)	4.00	6-1-2023	4,500,000	4,525,527
Sacramento CA Municipal Utility Commerical Paper Series M-1 (Utilities revenue)	2.65	2-9-2023	14,000,000	14,000,000
				43,591,574
Variable rate demand notes ø: 6.15%
California CDA Uptown Newport Apartments Series 2017 AA & BB (Housing revenue, East West Bank LOC)	1.72	3-1-2057	19,500,000	19,500,000
The accompanying notes are an integral part of these financial statements.

10  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
California Statewide CDA Various Sweep Loan Program Series A (Health revenue, U.S. Bank NA LOC)	1.10%	8-1-2035	$695,000	$ 695,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2630 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.70	8-1-2045	3,625,000	3,625,000
Mizuho Floater/Residual Trust Series 2020-MIZ9012 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.91	10-1-2036	8,336,000	8,336,000
Riverside County CA Certificates Various Refunding Bonds Public Safety (Miscellaneous revenue, Bank of America NA LOC)	1.11	11-1-2039	585,000	584,945
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XX1040 (Miscellaneous revenue, Barclays Bank plc LIQ) 144A	1.69	2-1-2046	4,160,000	4,160,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0188 (GO revenue, Royal Bank of Canada LIQ) 144A	1.69	2-1-2026	1,600,000	1,600,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2830 (GO revenue, Mizuho Capital Markets LLC LIQ) 144A	1.86	10-1-2034	3,430,000	3,430,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XX1258 (Education revenue, Barclays Bank plc LIQ) 144A	1.68	5-15-2048	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-YX1271 (Tax revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.71	10-1-2049	7,215,000	7,215,000
The Regents of University of California General Revenue Bonds 2013 Series AK (Education revenue)	5.00	5-15-2048	10,000,000	10,076,829
University of California Commercial Paper Series A IAM 446 (Education revenue)	2.50	2-14-2023	4,000,000	4,000,000
				65,222,774
Colorado: 1.85%
Other municipal debt : 0.47%
Colorado Education Loan Program Series 2022B (Education revenue)	4.00	6-29-2023	5,000,000	5,030,281
Variable rate demand notes ø: 1.38%
Colorado Health Facilities Authority CTFS 2008-3364 (Health revenue) 144A	1.80	10-1-2037	9,000,000	9,000,000
Colorado Springs CO Utilities System Improvement Bonds Series 2008A (Utilities revenue, U.S. Bank NA SPA)	1.61	11-1-2038	490,000	490,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3040 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.70	11-1-2052	3,100,000	3,100,000
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2018 C (Health revenue, TD Bank NA SPA)	1.60	11-15-2039	2,000,000	2,000,000
				14,590,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Connecticut: 0.27%
Variable rate demand notes ø: 0.27%
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.81%	6-1-2037	$2,600,000	$ 2,600,000
Connecticut State Housing Authority Various Subordinated Bond Series A-3 (Housing revenue, Bank of America NA SPA)	1.61	5-15-2048	300,000	299,976
				2,899,976
Delaware: 0.01%
Variable rate demand notes ø: 0.01%
University of Delaware Series 2005 (Education revenue, TD Bank NA SPA)	1.20	11-1-2035	100,000	100,000
District of Columbia: 1.12%
Other municipal debt : 0.66%
District of Columbia Income Tax Secured Revenue Bonds Series 2019A (Tax revenue)	5.00	3-1-2023	7,000,000	7,015,175
Variable rate demand notes ø: 0.46%
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-ZF2784 (Housing revenue, FHA Insured) 144A	1.69	9-1-2039	2,800,000	2,800,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-ZF2785 (Housing revenue, FHA Insured) 144A	1.69	9-1-2039	2,070,000	2,070,000
				4,870,000
Florida: 6.98%
Variable rate demand notes ø: 6.98%
Highlands County FL Health Facilities Authority Adventist Health System Series A-2 (Health revenue)	1.66	11-15-2037	14,985,000	14,985,000
Highlands County FL Health Facilities Authority Adventist Health System Series I5 (Health revenue)	1.66	11-15-2035	6,165,000	6,165,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health revenue)	1.60	11-15-2032	600,000	600,000
Hillsborough County FL IDA BayCare Health System Series C (Health revenue, TD Bank NA LOC)	1.60	11-1-2038	1,500,000	1,500,000
Miami-Dade County FL IDA Revenue Various Refunding Florida Power & Light Company Project (Utilities revenue)	1.35	5-1-2046	1,500,000	1,500,000
Orange County FL Health Facilities Authority Nemours Foundation Project Series 2009C-1 (Health revenue, TD Bank NA LOC)	1.60	1-1-2039	7,605,000	7,605,000
Orange County FL Health Facilities Authority Revenue Bonds for The Nemours Foundation Project Series 2009B (Health revenue, Northern Trust Company LOC)	1.60	1-1-2039	4,845,000	4,845,000
Seminole County FL Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0444 (Tax revenue, NPFGC Insured, JPMorgan Chase & Company LIQ) 144A	1.76	4-1-2027	5,250,000	5,250,000
St. Lucie County FL Power & Light Company 2000 (Industrial development revenue)	1.35	9-1-2028	1,685,000	1,685,000
The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-TX1073 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ) 144A	1.69%	7-1-2037	$2,585,000	$ 2,585,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health revenue) 144A	1.71	8-15-2047	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2902 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.88	1-1-2046	2,230,000	2,230,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0868 (Health revenue, JPMorgan Chase & Company LIQ) 144A	1.81	2-15-2026	3,225,000	3,225,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XX1136 (Transportation revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.70	7-1-2049	2,375,000	2,375,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3058 (Housing revenue, Mizuho Capital Markets LLC LOC) 144A	1.88	8-1-2039	15,000,000	15,000,000
				74,050,000
Georgia: 1.52%
Variable rate demand notes ø: 1.52%
DeKalb County GA Series 2006-B ROC RR-II-R-11900 (Water & sewer revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	1.69	4-1-2023	2,500,000	2,500,000
Roswell GA Housing Authority Refunding Bonds Belcourt Limited Project A (Housing revenue, Northern Trust Company LOC)	1.89	9-1-2027	13,600,000	13,600,000
				16,100,000
Illinois: 7.59%
Variable rate demand notes ø: 7.59%
Brookfield IL Revenue Adjusted Brookfield Zoo Project (Miscellaneous revenue, Northern Trust Company LOC)	1.68	6-1-2038	2,845,000	2,845,000
Illinois Educational Facilities Authority Aurora University (Education revenue, BMO Harris Bank NA LOC)	1.67	3-1-2032	4,300,000	4,300,000
Illinois Finance Authority Northshore Edward Elmhurst Health Credit Group Project Series 2022D (Health revenue, JPMorgan Chase & Company SPA)	1.21	8-15-2057	11,155,000	11,155,000
Illinois Finance Authority Revenue Various Refunding Bond Northwestern Memorial (Health revenue, Barclays Bank plc SPA)	1.22	7-15-2055	7,000,000	7,000,000
Illinois Housing Development Authority Social Bonds Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of Montreal SPA)	1.70	4-1-2045	10,000,000	10,000,000
Lake County IL MFHR Various Whispering Oaks Apartments Project (Housing revenue, FHLMC LIQ)	1.62	11-1-2045	250,000	249,976
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education revenue, BMO Harris Bank NA LOC)	1.71	10-1-2035	4,400,000	4,400,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF2202 (Transportation revenue, TD Bank NA LIQ) 144A	1.71	1-1-2037	1,140,000	1,140,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0120 (Transportation revenue, Royal Bank of Canada LIQ) 144A	1.72	7-1-2023	325,000	325,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2406 (Tax revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.70%	6-15-2031	$7,055,000	$ 7,055,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0722 (Tax revenue, Royal Bank of Canada LIQ) 144A	1.80	7-1-2026	7,900,000	7,900,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Tax revenue, Bank of America NA LIQ) 144A	1.80	1-1-2048	8,340,000	8,340,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 (Tax revenue) 144A	1.78	1-1-2043	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF0779 (Tax revenue, BAM Insured, TD Bank NA LIQ) 144A	1.71	1-1-2048	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XG0434 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.69	1-1-2043	2,750,000	2,750,000
				80,459,976
Indiana: 0.72%
Variable rate demand notes ø: 0.72%
Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial development revenue, Sumitomo Mitsui Banking Corporation LOC)	1.30	12-1-2039	3,000,000	3,000,000
Indiana Finance Authority Various Refunding Bond Duke Energy Industry Project A-3 (Industrial development revenue, Mizuho Bank Limited LOC)	1.75	12-1-2039	250,000	249,977
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF2990 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.74	9-1-2057	4,405,000	4,405,000
				7,654,977
Iowa: 0.68%
Variable rate demand notes ø: 0.68%
Iowa Finance Authority Single Family Mortgage Series B (Housing revenue, GNMA / FNMA / FHLMC Insured, U.S. Bank NA SPA)	1.65	7-1-2047	7,250,000	7,250,000
Kansas: 0.17%
Variable rate demand notes ø: 0.17%
University of Kansas Hospital Authority Health System (Health revenue, U.S. Bank NA LOC)	1.27	9-1-2034	1,780,000	1,780,000
Louisiana: 1.15%
Variable rate demand notes ø: 1.15%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Gulf Series 2010A (Industrial development revenue)	1.21	8-1-2035	9,000,000	9,000,000
The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Gulf Series 2011 (Industrial development revenue)	1.21%	12-1-2051	$228,000	$ 227,978
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XM0735 (Water & sewer revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.71	12-1-2045	3,000,000	3,000,000
				12,227,978
Maryland: 0.28%
Variable rate demand notes ø: 0.28%
Montgomery County MD Housing Opportunities Commission Single Family Mortgage Revenue Various Series C (Housing revenue, PNC Bank NA LOC)	1.65	1-1-2041	3,000,000	3,000,000
Massachusetts: 0.77%
Variable rate demand notes ø: 0.77%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2692 (Education revenue, Citibank NA LIQ) 144A	1.67	7-1-2025	4,190,000	4,190,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-ZL0339 (GO revenue) 144A	1.69	10-1-2047	4,000,000	4,000,000
				8,190,000
Michigan: 3.15%
Other municipal debt : 1.43%
University of Michigan Commercial Paper Series L-1 IAM 46 (Education revenue)	3.10	4-6-2023	15,175,000	15,175,000
Variable rate demand notes ø: 1.72%
Michigan Finance Authority Hospital Revenue Bonds Trinity Health Credit Group Series 2013 MI-1 (Health revenue)	2.58	12-1-2034	11,500,000	11,500,000
Michigan Housing Development Authority Series C (Housing revenue, U.S. Bank NA SPA)	1.65	12-1-2035	1,900,000	1,900,000
Michigan Housing Development Authority Series D (Housing revenue, TD Bank NA SPA)	1.60	6-1-2030	4,870,000	4,870,000
				18,270,000
Minnesota: 4.71%
Variable rate demand notes ø: 4.71%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing revenue, FNMA LOC, FNMA LIQ)	1.74	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing revenue, FNMA LOC, FNMA LIQ)	1.75	8-15-2038	4,075,000	4,075,000
Minneapolis & St. Paul MN Allina Health System 2007 C-1 (Health revenue, Wells Fargo Bank NA LOC)	1.63	11-15-2034	420,000	420,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing revenue, FHLMC LIQ)	1.65	11-1-2035	9,100,000	9,100,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing revenue, FNMA LOC, FNMA LIQ)	1.74	9-15-2031	1,665,000	1,665,000
Rochester MN HCFR Mayo Clinic (Health revenue)	1.66	11-15-2047	5,800,000	5,800,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Rochester MN HCFR Mayo Clinic Series B (Health revenue, Northern Trust Company SPA)	1.65%	11-15-2038	$4,000,000	$ 4,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3050 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.88	2-1-2039	22,500,000	22,500,000
				49,935,000
Mississippi: 1.06%
Variable rate demand notes ø: 1.06%
Mississippi Business Finance Corporation Gulf Opportunity Zone Chevron USA Incorporated Project Series 2011-F (Industrial development revenue)	1.21	11-1-2035	6,200,000	6,200,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XF5026 (Health revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.55	8-15-2029	5,000,000	5,000,000
				11,200,000
Montana: 0.24%
Variable rate demand notes ø: 0.24%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.91	6-1-2034	2,515,000	2,515,000
Nebraska: 1.49%
Variable rate demand notes ø: 1.49%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing revenue, Northern Trust Company LOC)	4.10	9-1-2031	11,100,000	11,100,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XX1253 (Utilities revenue, Barclays Bank plc LIQ) 144A	1.69	2-1-2052	4,670,000	4,670,000
				15,770,000
Nevada: 0.31%
Variable rate demand notes ø: 0.31%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZM0634 (GO revenue, Royal Bank of Canada LIQ) 144A	1.69	12-1-2025	3,330,000	3,330,000
New Hampshire: 0.34%
Variable rate demand notes ø: 0.34%
New Hampshire HEFA Kendal at Hanover Project Series B (Health revenue, TD Bank NA LOC)	1.66	10-1-2030	3,595,000	3,595,000
New Jersey: 0.52%
Variable rate demand notes ø: 0.52%
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (Miscellaneous revenue, BHAC / NPFGC Insured, Bank of America NA LIQ) 144A	1.70	9-11-2025	5,500,000	5,500,000
The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
New York: 11.25%
Other municipal debt : 0.48%
Cheektowaga NY Central School District Erie County GO Bond 2022 (GO revenue)	5.00%	6-27-2023	$5,000,000	$ 5,033,475
Variable rate demand notes ø: 10.77%
New York City NY Municipal Finance Authority Subseries F-2 (Water & sewer revenue, Citibank NA LOC)	1.20	6-15-2035	16,705,000	16,705,000
New York Metropolitan Transportation Authority Dedicated Tax Fund Subseries 2008A-2A (Tax revenue, TD Bank NA LOC)	1.15	11-1-2026	11,000,000	11,000,000
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Transportation revenue, Bank of Montreal LOC)	2.00	11-15-2041	200,000	200,000
New York NY American Museum of Natural History Commercial Paper Series 2014 B2 (Miscellaneous revenue, SIFMA Municipal Swap +0.05%) ±	1.91	4-1-2044	8,200,000	8,200,000
New York NY GO Fiscal 2015 Series F Subseries F6 (GO revenue, JPMorgan Chase & Company SPA)	1.25	6-1-2044	10,000,000	10,000,000
New York NY GO Fiscal 2017 Series Subseries A-6 (GO revenue, JPMorgan Chase & Company SPA)	1.27	8-1-2044	3,190,000	3,190,000
New York NY GO Fiscal 2023 Series A Subseries A-3 (GO revenue, Bank of Montreal SPA)	1.15	9-1-2049	15,000,000	15,000,000
New York NY Mortgage Agency Homeowner Revenue Social Bonds Series 247 (Housing revenue, TD Bank NA SPA)	1.60	10-1-2052	3,000,000	3,000,000
New York NY Subordinated Bond (Health revenue, TD Bank NA LOC)	1.70	2-15-2031	1,200,000	1,200,000
New York NY Variable GO Series 2006 E-4 (GO revenue, Bank of America NA LOC)	1.62	8-1-2034	1,400,000	1,400,000
New York Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax revenue, Mizuho Bank Limited SPA)	1.26	8-1-2043	2,100,000	2,100,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2556 (Tax revenue, TD Bank NA LIQ) 144A	1.69	9-15-2025	5,600,000	5,600,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF1420 (Tax revenue, Bank of America NA LIQ) 144A	1.69	11-1-2046	4,800,000	4,800,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XF1442 (Water & sewer revenue, TD Bank NA LIQ) 144A	1.69	9-15-2052	3,560,000	3,560,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XF1450 Green Bond (Tax revenue, TD Bank NA LIQ) 144A	1.69	3-15-2054	4,790,000	4,790,000
Tender Option Bond Trust Receipts/Floater Certificates Series UA-7000 (Tax revenue) 144A	2.06	12-28-2052	23,500,000	23,500,000
				114,245,000
North Carolina: 2.67%
Variable rate demand notes ø: 2.67%
Charlotte NC Mecklenburg Hospital Authority Atrium Health Healthcare Series 2021-E (Health revenue, Royal Bank of Canada LOC)	1.27	1-15-2042	10,885,000	10,885,000
Charlotte NC Water & Sewer Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0170 (Water & sewer revenue, Royal Bank of Canada LIQ) 144A	1.69	1-1-2026	2,430,000	2,430,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Charlotte-Mecklenburg Hospital Authority Atrium Health Series G (Health revenue, JPMorgan Chase & Company SPA)	1.20%	1-15-2048	$9,000,000	$ 9,000,000
Sanford NC Housing Authority MFHR Bonds Matthews Garden Gilmore Series 2020 (Housing revenue, Department of Housing and Urban Development Insured)	3.35	10-1-2023	6,000,000	6,000,000
				28,315,000
Ohio: 5.97%
Other municipal debt : 0.71%
Carey OH American Municipal Power Incorporated Electric System Improvement Series 2022 (Utilities revenue)	5.25	11-29-2023	1,110,000	1,120,244
Celina OH American Municipal Power Incorporated Electric System Improvement Series 2023 (Utilities revenue)	4.38	1-23-2024	595,000	598,771
Holiday City OH American Municipal Power Incorporated Electric System Improvement Series 2022 (Utilities revenue)	3.00	4-27-2023	730,000	731,434
Jackson Center OH American Municipal Power Incorporated Electric System Improvement Series 2022 (Miscellaneous revenue)	3.00	8-10-2023	765,000	766,769
Lakewood OH Various Purpose Income Tax Revenue Notes Series 2022 (Tax revenue)	1.75	3-16-2023	2,500,000	2,501,952
Monroeville OH American Municipal Power Incorporated Electric System Improvement Series 2022 (Utilities revenue)	3.00	4-20-2023	470,000	470,847
Pioneer OH American Municipal Power Incorporated Electric System Improvement Series 2022 (Utilities revenue)	5.00	11-30-2023	1,005,000	1,013,505
Sycamore OH American Municipal Power Incorporated Electric System Improvement Series 2022 (Utilities revenue)	4.25	10-27-2023	350,000	350,938
				7,554,460
Variable rate demand notes ø: 5.26%
Allen County OH Catholic Healthcare Series C (Health revenue, Bank of Montreal LOC)	1.16	6-1-2034	11,360,000	11,360,000
Franklin County OH Trinity Health Group (Health revenue)	3.30	12-1-2046	10,750,000	10,750,000
Mizuho Floater/Residual Trust Series 2020-MIZ9020 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.76	5-1-2039	3,870,000	3,870,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous revenue)	1.41	10-1-2036	10,300,000	10,300,000
Royal Bank of Canada Municipal Products Incorporated Trust Series 1 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.70	1-15-2037	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2438 (Education revenue, JPMorgan Chase & Company LIQ) 144A	1.69	12-1-2024	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0074 (Health revenue, JPMorgan Chase & Company LIQ) 144A	1.81	2-1-2029	7,070,000	7,070,000
Tender Option Bond Trust Receipts/Floater Certificates Various States (Miscellaneous revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.86	12-15-2040	2,370,000	2,370,000
				55,720,000
The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Oregon: 0.07%
Variable rate demand notes ø: 0.07%
Oregon Housing & Community Services Department Mortgage Revenue Various Single Family Mortgage Program (Housing revenue, Sumitomo Mitsui Banking Corporation LOC)	1.64%	7-1-2037	$ 725,000	$ 725,000
Pennsylvania: 2.65%
Variable rate demand notes ø: 2.65%
Delaware Valley PA Regional Finance Authority Local Government Series D (Miscellaneous revenue, TD Bank NA LOC)	1.60	11-1-2055	6,000,000	6,000,000
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.91	11-1-2034	1,444,287	1,444,287
Lehigh County PA General Purpose Authority Hospital Revenue Various Lehigh Valley Health Network (Health revenue, Bank of America NA LOC)	1.64	7-1-2049	575,000	574,945
Pennsylvania EDFA Exempt Facilities Refunding Bond Energy Supply LLC (Utilities revenue, MUFG Bank Limited LOC)	2.90	12-1-2038	5,000,000	5,000,000
Pennsylvania Public School Building Authority Series A (Miscellaneous revenue, AGM Insured, Citibank NA LIQ) 144A	1.74	12-1-2023	5,000,000	5,000,000
South Central Pennsylvania General Authority Revenue Bonds Series 2019-C, D & E (Health revenue, Bank of America NA LIQ)	1.08	6-1-2037	2,000,000	2,000,000
South Central Pennsylvania General Authority WellSpan Health Obligated Group Series 2019E (Health revenue, U.S. Bank NA SPA)	1.22	6-1-2035	300,000	300,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0081 (Health revenue) 144A	1.69	6-1-2044	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-SM0860 (GO revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.69	9-1-2027	4,275,000	4,275,000
				28,094,232
South Carolina: 3.17%
Variable rate demand notes ø: 3.17%
Columbia SC Waterworks Series 2009 (Water & sewer revenue, Sumitomo Mitsui Banking Corporation LOC)	1.66	2-1-2038	1,755,000	1,755,000
South Carolina EDA Brashier Charter LLC Project (Education revenue, Truist Bank LOC)	1.69	12-1-2038	1,795,000	1,795,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education revenue, Truist Bank LOC)	1.74	8-1-2025	1,150,000	1,150,000
South Carolina Public Service Authority Series A (Utilities revenue, Bank of America NA LOC)	1.75	1-1-2036	15,900,000	15,900,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3075 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.88	6-1-2028	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XF3079 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.91	7-1-2028	5,000,000	5,000,000
				33,600,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.29%
Variable rate demand notes ø: 1.29%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health revenue, AGM Insured, U.S. Bank NA SPA)	1.22%	6-1-2042	$ 2,000,000	$ 2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF1421 (Education revenue, Bank of America NA LIQ) 144A	1.69	11-1-2052	6,700,000	6,700,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-BAML5024 (Health revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.55	9-1-2036	5,000,000	5,000,000
				13,700,000
Texas: 12.29%
Other municipal debt : 3.12%
Harris County TX Cultural Education Facilities Finance Corporation IAM 1 (Education revenue)	1.30	2-1-2023	15,000,000	15,000,000
Harris County TX Disaster Recovery Commercial Paper IAM 32 (Miscellaneous revenue)	2.95	2-14-2023	5,075,000	5,075,000
San Antonio TX Electric and Gas Commercial Paper Series A (Miscellaneous revenue)	3.25	7-13-2023	13,000,000	13,000,000
				33,075,000
Variable rate demand notes ø: 9.17%
Harris County TX Cultural Education Facilities Finance Corporation Texas Children's Hospital Series 2021C (Health revenue, Bank of America NA SPA)	1.20	10-1-2041	10,000,000	10,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial development revenue)	1.89	6-1-2041	15,000,000	15,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Methodist Hospitals of Dallas Project Revenue Bonds Series 2008B (Health revenue, TD Bank NA LOC)	1.28	10-1-2041	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0228 (Transportation revenue, TD Bank NA LIQ) 144A	1.81	11-1-2044	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZM0623 (Miscellaneous revenue, Royal Bank of Canada LIQ) 144A	1.72	12-15-2023	7,500,000	7,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021 MS0002 (Education revenue, Morgan Stanley Bank LIQ) 144A	1.96	6-15-2056	29,000,000	29,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3037 (GO revenue, Barclays Bank plc LIQ) 144A	1.68	8-15-2052	3,040,000	3,040,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XF1448 (GO revenue, Bank of America NA LIQ) 144A	1.69	2-15-2052	2,050,000	2,050,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2023-XM1098 (Water & sewer revenue, JPMorgan Chase & Company LIQ) 144A	1.30	5-15-2030	11,750,000	11,750,000
Texas Transportation Commission State Highway Fund First Tier Series 2014-B (Tax revenue, Sumitomo Mitsui Banking Corporation LIQ)	1.67	4-1-2032	7,900,000	7,900,000
				97,240,000
The accompanying notes are an integral part of these financial statements.

20  |  Retail Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Utah: 1.71%
Variable rate demand notes ø: 1.71%
Murray City UT Hospital Revenue Bonds Health Services Incorporated Series 2003 B (Health revenue)	1.58%	5-15-2036	$ 3,800,000	$ 3,800,000
RBC Municipal Products Incorporated Trust Series E-152 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.69	9-1-2023	11,350,000	11,350,000
Utah Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0171 (Health revenue, Royal Bank of Canada LIQ) 144A	1.70	5-15-2047	3,000,000	3,000,000
				18,150,000
Vermont: 0.19%
Variable rate demand notes ø: 0.19%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education revenue, TD Bank NA LOC)	1.31	7-1-2033	2,050,000	2,050,000
Virginia: 0.28%
Variable rate demand notes ø: 0.28%
FHLB MFHR Series M-031 Class A (Housing revenue, FHLMC LIQ) 144A	1.79	12-15-2045	980,000	980,000
Mizuho Floater/Residual Trust Tender Option Bond Series 2020- MIZ9025 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.07	11-1-2035	1,935,000	1,935,000
				2,915,000
Wisconsin: 2.95%
Variable rate demand notes ø: 2.95%
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2831 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	1.86	7-1-2029	1,800,000	1,800,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2869 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.88	11-1-2025	8,300,000	8,300,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XF1241 (Miscellaneous revenue, JPMorgan Chase & Company LIQ) 144A	1.91	6-1-2027	9,708,000	9,708,000
Tender Option Bond Trust Receipts/Floater Certificates Various States (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	1.86	12-15-2040	1,915,000	1,915,000
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (Housing revenue, JPMorgan Chase & Company LOC)	1.65	8-15-2034	4,000,000	4,000,000
Wisconsin Housing & EDA Series B (Housing revenue, FHLB SPA)	1.68	5-1-2055	5,510,000	5,510,000
				31,233,000
Total Municipal obligations (Cost $984,842,878)				984,842,878
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  21

Portfolio of investments—January 31, 2023

		Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 6.13%
Citigroup Global Markets Incorporated, dated 1-31-2023, maturity value $65,007,764		4.30%	2-1-2023	$ 65,000,000	$ 65,000,000
Total Repurchase agreements (Cost $65,000,000)					65,000,000
Total investments in securities (Cost $1,064,842,878)	100.42%				1,064,842,878
Other assets and liabilities, net	(0.42)				(4,444,140)
Total net assets	100.00%				$1,060,398,738

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 1.13% to 1.88%, 7-15-2026 to 10-15-2026, fair value including accrued interest is $66,300,021.

Abbreviations:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

22  |  Retail Money Market Funds

Statement of assets and liabilities—January 31, 2023

Assets
Investments in unaffiliated securities, at amortized cost	$ 1,064,842,878
Cash	16,766,671
Receivable for Fund shares sold	6,158,827
Receivable for interest	3,693,544
Receivable for investments sold	1,500,000
Prepaid expenses and other assets	109,251
Total assets	1,093,071,171
Liabilities
Payable for investments purchased	27,102,174
Payable for Fund shares redeemed	5,139,859
Dividends payable	121,701
Management fee payable	88,283
Administration fees payable	86,058
Trustees’ fees and expenses payable	3,859
Accrued expenses and other liabilities	130,499
Total liabilities	32,672,433
Total net assets	$1,060,398,738
Net assets consist of
Paid-in capital	$ 1,060,441,640
Total distributable loss	(42,902)
Total net assets	$1,060,398,738
Computation of net asset value per share
Net assets – Class A	$ 81,105,656
Shares outstanding – Class A1	81,097,564
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 96,005,631
Shares outstanding – Administrator Class[1]	95,996,185
Net asset value per share – Administrator Class	$1.00
Net assets – Premier Class	$ 814,588,166
Shares outstanding – Premier Class[1]	814,508,942
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$ 68,699,285
Shares outstanding – Service Class[1]	68,692,513
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  23

Statement of operations—year ended January 31, 2023

Investment income
Interest	$ 12,261,890
Expenses
Management fee	1,162,705
Administration fees
Class A	180,377
Administrator Class	100,484
Premier Class	421,310
Service Class	79,231
Shareholder servicing fees
Class A	204,974
Administrator Class	100,484
Service Class	165,065
Custody and accounting fees	49,533
Professional fees	51,133
Registration fees	70,822
Shareholder report expenses	26,372
Trustees’ fees and expenses	21,352
Other fees and expenses	19,759
Total expenses	2,653,601
Less: Fee waivers and/or expense reimbursements
Fund-level	(385,597)
Class A	(67,517)
Administrator Class	(49,361)
Premier Class	(62,153)
Service Class	(58,280)
Net expenses	2,030,693
Net investment income	10,231,197
Net realized gains on investments	12,276
Net increase in net assets resulting from operations	$10,243,473
The accompanying notes are an integral part of these financial statements.

24  |  Retail Money Market Funds

Statement of changes in net assets

	Year ended January 31, 2023		Year ended January 31, 2022
Operations
Net investment income		$ 10,231,197		$ 84,890
Net realized gains on investments		12,276		118,683
Net increase in net assets resulting from operations		10,243,473		203,573
Distributions to shareholders from
Net investment income and net realized gains
Class A		(798,869)		(21,610)
Administrator Class		(1,212,244)		(25,998)
Premier Class		(7,494,148)		(138,801)
Service Class		(725,136)		(16,045)
Total distributions to shareholders		(10,230,397)		(202,454)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	34,574,722	34,574,722	19,081,495	19,081,495
Administrator Class	40,036,417	40,036,417	82,252,702	82,252,702
Premier Class	1,120,340,157	1,120,340,157	239,015,930	239,015,930
Service Class	7,338,355	7,338,355	4,336,224	4,336,224
		1,202,289,651		344,686,351
Reinvestment of distributions
Class A	777,346	777,346	20,678	20,678
Administrator Class	1,199,864	1,199,864	25,556	25,556
Premier Class	7,102,128	7,102,128	83,214	83,214
Service Class	172,679	172,679	3,828	3,828
		9,252,017		133,276
Payment for shares redeemed
Class A	(38,777,151)	(38,777,151)	(35,489,215)	(35,489,215)
Administrator Class	(53,384,885)	(53,384,885)	(59,613,625)	(59,613,625)
Premier Class	(872,135,804)	(872,135,804)	(311,871,568)	(311,871,568)
Service Class	(4,484,446)	(4,484,446)	(2,850,800)	(2,850,800)
		(968,782,286)		(409,825,208)
Net increase (decrease) in net assets resulting from capital share transactions		242,759,382		(65,005,581)
Total increase (decrease) in net assets		242,772,458		(65,004,462)
Net assets
Beginning of period		817,626,280		882,630,742
End of period		$1,060,398,738		$ 817,626,280
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  25

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Class A	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.99%	0.02%	0.27%	0.93%	0.89%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.66%	0.64%	0.66%	0.66%
Net expenses	0.52% *	0.12% *	0.33% *	0.60%	0.61%
Net investment income	0.97%	0.01%	0.25%	0.92%	0.88%
Supplemental data
Net assets, end of period (000s omitted)	$81,106	$84,532	$100,920	$95,632	$101,680

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.48%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

26  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Administrator Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.23%	0.02%	0.35%	1.23%	1.21%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.38%	0.37%	0.39%	0.39%
Net expenses	0.28% *	0.11% *	0.25% *	0.30%	0.30%
Net investment income	1.21%	0.01%	0.34%	1.22%	1.21%
Supplemental data
Net assets, end of period (000s omitted)	$96,006	$108,157	$85,489	$107,457	$131,395

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.19%
Year ended January 31, 2021	0.04%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  27

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Premier Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.31%	0.02%	0.40%	1.33%	1.31%
Ratios to average net assets (annualized)
Gross expenses	0.26%	0.27%	0.25%	0.27%	0.27%
Net expenses	0.20%	0.12% [2]	0.20%	0.20%	0.20%
Net investment income	1.42%	0.01%	0.38%	1.28%	1.31%
Supplemental data
Net assets, end of period (000s omitted)	$814,588	$559,264	$632,040	$847,871	$593,961

[1]	Amount is less than $0.005.
[2]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08 % higher.
The accompanying notes are an integral part of these financial statements.

28  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Service Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.01	0.01
Distributions to shareholders from
Net investment income	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.01)	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.09%	0.02%	0.30%	1.08%	1.06%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.56%	0.54%	0.56%	0.56%
Net expenses	0.42% *	0.12% *	0.29% *	0.45%	0.45%
Net investment income	1.10%	0.01%	0.28%	1.06%	1.05%
Supplemental data
Net assets, end of period (000s omitted)	$68,699	$65,673	$64,183	$64,802	$65,682

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.33%
Year ended January 31, 2021	0.15%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  29

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring National Tax-Free Money Market Fund (the "Fund") which is a diversified series of the Trust.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the year ended January 31, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market

30  |  Retail Money Market Funds

Notes to financial statements
value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Retail Money Market Funds  |  31

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$ 15,000,000	$0	$ 15,000,000
Municipal obligations	0	984,842,878	0	984,842,878
Repurchase agreements	0	65,000,000	0	65,000,000
Total assets	$0	$1,064,842,878	$0	$1,064,842,878
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2023, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

32  |  Retail Money Market Funds

Notes to financial statements
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the year ended January 31, 2023 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of January 31, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.30
Premier Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $747,074,000, $609,660,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended January 31, 2023.
5. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended January 31, 2023 and January 31, 2022 were as follows:
	Year ended January 31
	2023	2022
Ordinary income	$1,815,237	$ 127,978
Tax-exempt income	8,400,537	74,476
Long-term capital gain	14,623	0

Retail Money Market Funds  |  33

Notes to financial statements
As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	Undistributed long-term gain
$128,466	$3,087
6. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

34  |  Retail Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring National Tax-Free Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 30, 2023

Retail Money Market Funds  |  35

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 852 of the Internal Revenue Code, $14,623 was designated as a 20% rate gain distribution for the fiscal year ended January 31, 2023.
For the fiscal year ended January 31, 2023, $1,814,545 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2023, $688 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Pursuant to Section 852 of the Internal Revenue Code, 82% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2023.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

36  |  Retail Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Retail Money Market Funds  |  37

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38  |  Retail Money Market Funds

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Retail Money Market Funds  |  39

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02142023-z793tsgs 03-23
AR0452 01-23

Annual Report
January 31, 2023
Government Money Market Funds
■	Allspring Treasury Plus Money Market Fund

The views expressed and any forward-looking statements are as of January 31, 2023, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Government Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Treasury Plus Money Market Fund for the 12-month period that ended January 31, 2023. Globally, stocks and bonds experienced heightened volatility and historically poor performance through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns.
For the 12-month period, stocks and bonds––both domestic U.S. and global––suffered losses. For the period, U.S. stocks, based on the S&P 500 Index,1 returned -8.22%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.72%, while the MSCI EM Index (Net) (USD)3 had weaker performance, with a decline of 12.12%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -8.36%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -14.18%, the Bloomberg Municipal Bond Index6 declined 3.25%, and the ICE BofA U.S. High Yield Index7 fell 5.08%.
The Russia-Ukraine war, high inflation, and central bank rate hikes rocked markets.
The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics. Major global stock indexes were down in February, along with global bonds overall, with heightened volatility in March and mixed results that favored U.S. large-cap stocks. Prices of commodities spiked, including crude oil, natural gas, wheat, and precious metals, on elevated concerns of supply shortages. All of this fueled inflation concerns and added to expectations of more aggressive central bank interest rate hikes. Sweeping sanctions against Russia and corporate pullouts contributed to market volatility. Despite the geopolitical turmoil, the U.S. economic outlook remained largely unchanged, with a healthy job market and signs of economic resilience accompanying higher prices.
In April, market volatility continued, with deepening losses across major capital markets, as both the S&P 500 and MSCI ACWI (Net)8 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
“ The Russian invasion of Ukraine dominated the financial world in February and March. Equity, bond, and commodities markets were shaken by fear, uncertainty, and an upending of demand-supply dynamics”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[8]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)
Market volatility continued in May, although markets recovered ground late in the month. Value stocks continued to outperform growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of more rate hikes. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly robust: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, home sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act.  Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
“ In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

Government Money Market Funds  |  3

Letter to shareholders (unaudited)
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year winded down.
The year 2023 began with a broad rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains––employers added more than 500,000 jobs––and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Fed and on how many additional rate hikes it will announce before reaching the peak (“terminal”) rate, expected to be above 5%. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

[1]	The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

4  |  Government Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of January 31, 2023
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (PIVXX)	7-28-2003	1.51	0.91	0.50	0.61	0.60
Administrator Class (WTPXX)	3-31-2008	1.71	1.07	0.61	0.34	0.34
Institutional Class (PISXX)	8-11-1995	1.84	1.16	0.68	0.22	0.20
Select Class (WTLXX)[3]	3-15-2019	1.89	1.18	0.69	0.18	0.14
Service Class (PRVXX)	10-1-1985	1.62	1.00	0.56	0.51	0.45
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

Yield summary (%) as of January 31, 2023
	Class A	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield[1]	3.75	4.01	4.15	4.21	3.90
7-day compound yield	3.82	4.09	4.23	4.30	3.97
30-day simple yield	3.73	3.99	4.13	4.19	3.88

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Government Money Market Funds

Performance highlights (unaudited)
Yield summary (%) as of January 31, 2023
	Class A	Administrator Class	Institutional Class	Select Class	Service Class
30-day compound yield	3.80	4.07	4.21	4.27	3.95

[1]	The manager has contractually committed through May 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been 3.73%, 4.00%, 4.12%, 4.16% and 3.83% for Class A, Administrator Class, Institutional Class, Select Class and Service Class, respectively.

Government Money Market Funds  |  7

Performance highlights (unaudited)
MANAGER'S DISCUSSION
The fiscal year that ended January 31, 2023, saw a sea change in the interest rate environment as the U.S. Federal Reserve (Fed) raised rates 4.25% over the period, taking its target range for the effective federal funds rate from 0.00% to 0.25% at the beginning of the year to 4.25% to 4.50% at the end. The Fed also stopped buying Treasury and mortgage-backed securities as part of its quantitative easing program in March 2022. It also began to allow the securities in its portfolio to mature without reinvestment— which shrinks its balance sheet and thus tightens monetary conditions and is known as quantitative tightening— beginning in June. In summary, the period began with the Fed in a very accommodative monetary policy stance and ended with it having rapidly removed accommodation throughout the year.
Portfolio composition as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
The Fed changed its approach because the economy evolved in ways that affected its mandates. Where previously the Fed was attempting to aid the economy to improve employment, and in the belief that pandemic-era price increases would prove to be transitory, the Fed realized that it needed to abruptly change its stance when labor markets remained stubbornly strong and prices throughout the economy continued to rise at a pace not seen for decades. The unemployment rate began the fiscal year at 4.0%, down from its pandemic peak of 14.8% in April 2020, and fell to 3.4% by fiscal year-end. After beginning the fiscal year at 6.0%, a multi-decade high, the PCE Price Index,* the Fed’s preferred price measure, ended the fiscal year only marginally lower at 5.0%, still far above its target of 2%. By tightening monetary policy, the Fed intends to slow the economy, weaken the labor market, and weaken demand sufficiently to reduce inflation.
Effective maturity distribution as of January 31, 2023[1]
[1]	Figures represent the percentage of the Fund's total investments. Allocations are subject to change and may have changed since the date specified.
Interest rates on all categories of government money market securities increased nearly in lockstep with the Fed’s interest rate increases. For example, 3-month Treasury bills (T-bills) yielded 0.18% at the beginning of the fiscal year before rising to 4.66% at fiscal year-end. Similarly, 6-month T-bills yielded 0.45% and 4.78% at the beginning and end of the fiscal year, respectively. The yields on repurchase agreements (repos) were also very low at the beginning of the fiscal year and rose as the Fed increased rates. Overnight Treasury repo rates, as measured by the Fed’s Secured Overnight Financing Rate, began the period at 0.05% and ended it at 4.30%.
Our investment strategy remained consistent throughout the year. We invested in T-bills and U.S. Treasury notes —including floating-rate notes—as well as repos collateralized by Treasury securities while taking into account the Fund’s overall level of liquidity and average maturity.
Strategic outlook
The Fed’s rapid interest rate increases in 2022 are an indication of how far inflation had risen above its target. Because it had let interest rates stay near zero for too long, the Fed needed to raise rates more aggressively than it or market participants had expected. Interest rate changes are thought to affect the economy on a delayed basis, so the impact of the recent increases has likely not yet been fully seen. As a result, there is significant uncertainty about the direction of the economy and the outlook for interest rates in the upcoming fiscal year. It is possible the significant interest rate increases over the past year will materially slow the economy, perhaps spurring a recession, and bring inflation back down nearer to its target of 2%. In that event,

*	The Personal Consumption Expenditure (PCE) Price Index measures the prices paid by U.S. consumers for domestic goods and services. You cannot invest directly in an index.

8  |  Government Money Market Funds

Performance highlights (unaudited)
interest rates may not rise much higher, and they may fall later in the year. On the other hand, the tight labor market and rising wages may cause inflation to remain stubbornly high, leading the Fed to continue to raise rates, albeit at a slower pace, and to keep rates elevated for longer. The Fed has so far indicated in its recent actions and communications that it intends to slow the pace of its interest rate hikes to allow time to evaluate the impact of last year’s actions on the economy. Beyond that, the economy’s evolution will determine the Fed’s path.
Weighted average maturity as of January 31, 2023[1]
6 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of January 31, 2023[1]
48 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds  |  9

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2022 to January 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 8-1-2022	Ending account value 1-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,013.63	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,014.96	$1.73	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%
Institutional Class
Actual	$1,000.00	$1,015.67	$1.02	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,015.98	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Service Class
Actual	$1,000.00	$1,014.40	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half-year period).

10  |  Government Money Market Funds

Portfolio of investments—January 31, 2023

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 83.25%
Bank of Montreal, dated 1/31/2023, maturity value $100,011,806 (01)	4.25%	2-1-2023	$ 100,000,000	$ 100,000,000
Bank of New York Mellon Corporation, dated 1/31/2023, maturity value $1,000,119,444 (02)	4.30	2-1-2023	1,000,000,000	1,000,000,000
Barclays Bank plc, dated 1/31/2023, maturity value $2,964,354,033 (03)	4.30	2-1-2023	2,964,000,000	2,964,000,000
Citigroup Global Markets Incorporated, dated 1/31/2023, maturity value $83,509,974 (04)	4.30	2-1-2023	83,500,000	83,500,000
Citigroup Global Markets Incorporated, dated 1/31/2023, maturity value $250,059,722 (05)	4.30	2-2-2023	250,000,000	250,000,000
Federal Reserve Bank of New York, dated 1/31/2023, maturity value $11,501,373,611 (06)	4.30	2-1-2023	11,500,000,000	11,500,000,000
Fixed Income Clearing Corporation, dated 1/31/2023, maturity value $1,000,119,444 (07)	4.30	2-1-2023	1,000,000,000	1,000,000,000
ING Financial Markets LLC, dated 1/31/2023, maturity value $250,029,861 (08)	4.30	2-1-2023	250,000,000	250,000,000
MUFG Securities Canada Limited, dated 1/31/2023, maturity value $625,074,653 (09)	4.30	2-1-2023	625,000,000	625,000,000
RBS Securities Incorporated, dated 1/31/2023, maturity value $400,047,778 (10)	4.30	2-1-2023	400,000,000	400,000,000
Standard Chartered Bank, dated 1/31/2023, maturity value $100,011,944 (11)	4.30	2-1-2023	100,000,000	100,000,000
Total Repurchase agreements (Cost $18,272,500,000)				18,272,500,000
U.S. Treasury securities: 16.97%
U.S. Treasury Bill ☼	4.69	5-23-2023	420,000,000	414,014,482
U.S. Treasury Note	0.13	2-28-2023	20,000,000	19,982,984
U.S. Treasury Note	0.13	4-30-2023	205,000,000	204,012,602
U.S. Treasury Note	0.13	5-15-2023	160,000,000	159,033,844
U.S. Treasury Note	0.13	6-30-2023	30,000,000	29,755,370
U.S. Treasury Note	0.25	4-15-2023	110,000,000	109,575,974
U.S. Treasury Note	1.38	2-15-2023	30,000,000	29,997,563
U.S. Treasury Note	1.38	6-30-2023	20,000,000	19,916,504
U.S. Treasury Note	1.75	5-15-2023	80,000,000	79,911,330
U.S. Treasury Note	2.50	3-31-2023	15,000,000	15,020,353
U.S. Treasury Note	2.63	2-28-2023	30,000,000	30,020,119
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield -0.08%) ±	4.55	4-30-2024	360,000,000	359,725,514
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield -0.02%) ±	4.61	1-31-2024	290,000,000	290,112,206
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	4.66	4-30-2023	640,000,000	640,004,299
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	4.66	7-31-2023	455,000,000	455,004,570
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	4.66	10-31-2023	140,000,000	140,000,943
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	4.67	7-31-2024	130,000,000	129,999,955
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Portfolio of investments—January 31, 2023

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±		4.77%	10-31-2024	$300,000,000	$ 299,489,712
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.20%) ±		4.83	1-31-2025	300,000,000	300,000,000
Total U.S. Treasury securities (Cost $3,725,578,324)					3,725,578,324
Total investments in securities (Cost $21,998,078,324)	100.22%				21,998,078,324
Other assets and liabilities, net	(0.22)				(48,482,681)
Total net assets	100.00%				$21,949,595,643

^^	Collateralized by:
(01) U.S. government securities, 0.13% to 4.25%, 4-15-2023 to 1-15-2033, fair value including accrued interest is $102,000,033.
(02) U.S. government securities, 1.13% to 1.75%, 1-15-2028 to 2-15-2031, fair value including accrued interest is $1,020,000,070.
(03) U.S. government securities, 0.00% to 6.25%, 2-16-2023 to 2-15-2052, fair value including accrued interest is $3,023,280,034.
(04) U.S. government securities, 1.13% to 1.88%, 7-15-2026 to 10-15-2026, fair value including accrued interest is $85,170,027.
(05) U.S. government securities, 1.38% to 4.75%, 8-15-2032 to 2-15-2041, fair value including accrued interest is $255,000,061.
(06) U.S. government securities, 0.88% to 4.75%, 5-15-2023 to 2-15-2041, fair value including accrued interest is $11,501,373,614.
(07) U.S. government securities, 0.00% to 5.38%, 3-1-2023 to 11-15-2041, fair value including accrued interest is $1,020,000,073.
(08) U.S. government securities, 0.00% to 4.50%, 3-21-2023 to 2-15-2050, fair value including accrued interest is $255,000,082.
(09) U.S. government securities, 0.38% to 4.63%, 12-31-2023 to 11-15-2051, fair value including accrued interest is $637,500,000.
(10) U.S. government securities, 0.00% to 4.25%, 2-15-2023 to 8-15-2052, fair value including accrued interest is $408,000,076.
(11) U.S. government securities, 1.25% to 4.38%, 10-31-2024 to 11-15-2046, fair value including accrued interest is $102,000,024.
±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Statement of assets and liabilities—January 31, 2023

Assets
Investments in unaffiliated securities, at amortized cost	$ 3,725,578,324
Investments in repurchase agreements, at amortized cost	18,272,500,000
Cash	50,988
Receivable for Fund shares sold	5,500,541
Receivable for interest	3,853,764
Prepaid expenses and other assets	995,891
Total assets	22,008,479,508
Liabilities
Dividends payable	46,660,904
Payable for Fund shares redeemed	7,574,517
Management fee payable	2,006,212
Administration fees payable	1,604,731
Trustees’ fees and expenses payable	2,413
Accrued expenses and other liabilities	1,035,088
Total liabilities	58,883,865
Total net assets	$21,949,595,643
Net assets consist of
Paid-in capital	$ 21,949,808,406
Total distributable loss	(212,763)
Total net assets	$21,949,595,643
Computation of net asset value per share
Net assets – Class A	$ 1,469,727,103
Shares outstanding – Class A1	1,469,578,594
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 26,769,996
Shares outstanding – Administrator Class[1]	26,767,745
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$ 13,471,949,275
Shares outstanding – Institutional Class[1]	13,470,810,557
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$ 5,565,460,783
Shares outstanding – Select Class[1]	5,564,966,753
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$ 1,415,688,486
Shares outstanding – Service Class[1]	1,415,566,159
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Statement of operations—year ended January 31, 2023

Investment income
Interest	$ 431,426,623
Expenses
Management fee	29,138,261
Administration fees
Class A	4,235,262
Administrator Class	40,191
Institutional Class	11,043,451
Select Class	1,695,418
Service Class	1,802,927
Shareholder servicing fees
Class A	4,812,798
Administrator Class	40,191
Service Class	3,756,098
Custody and accounting fees	1,175,975
Professional fees	78,163
Registration fees	528,556
Shareholder report expenses	45,727
Trustees’ fees and expenses	21,353
Other fees and expenses	392,511
Total expenses	58,806,882
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,104,010)
Class A	(2,088,358)
Administrator Class	(30,263)
Institutional Class	(3,616,224)
Select Class	(1,641,179)
Service Class	(1,656,196)
Net expenses	47,670,652
Net investment income	383,755,971
Net realized gains on investments	65,128
Net increase in net assets resulting from operations	$383,821,099
The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Statement of changes in net assets

	Year ended January 31, 2023		Year ended January 31, 2022
Operations
Net investment income		$ 383,755,971		$ 2,331,198
Net realized gains on investments		65,128		78,655
Net increase in net assets resulting from operations		383,821,099		2,409,853
Distributions to shareholders from
Net investment income and net realized gains
Class A		(25,565,870)		(214,632)
Administrator Class		(440,511)		(9,840)
Institutional Class		(254,685,515)		(1,626,052)
Select Class		(79,109,378)		(469,032)
Service Class		(23,980,373)		(153,404)
Total distributions to shareholders		(383,781,647)		(2,472,960)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	17,653,453,173	17,653,453,173	17,292,778,758	17,292,778,758
Administrator Class	67,085,431	67,085,431	301,493,085	301,493,085
Institutional Class	77,346,516,193	77,346,516,193	78,183,860,257	78,183,860,257
Select Class	118,255,756,477	118,255,756,477	158,221,246,956	158,221,246,956
Service Class	15,792,269,840	15,792,269,840	8,837,003,941	8,837,003,941
		229,115,081,114		262,836,382,997
Reinvestment of distributions
Class A	7,430,854	7,430,854	102,289	102,289
Administrator Class	440,411	440,411	9,834	9,834
Institutional Class	72,488,135	72,488,135	513,020	513,020
Select Class	48,607,896	48,607,896	321,522	321,522
Service Class	5,927,465	5,927,465	31,358	31,358
		134,894,761		978,023
Payment for shares redeemed
Class A	(18,612,631,923)	(18,612,631,923)	(16,408,606,695)	(16,408,606,695)
Administrator Class	(158,305,822)	(158,305,822)	(327,688,424)	(327,688,424)
Institutional Class	(78,931,733,518)	(78,931,733,518)	(79,078,616,429)	(79,078,616,429)
Select Class	(117,099,644,309)	(117,099,644,309)	(156,979,444,837)	(156,979,444,837)
Service Class	(15,789,038,356)	(15,789,038,356)	(8,846,695,273)	(8,846,695,273)
		(230,591,353,928)		(261,641,051,658)
Net increase (decrease) in net assets resulting from capital share transactions		(1,341,378,053)		1,196,309,362
Total increase (decrease) in net assets		(1,341,338,601)		1,196,246,255
Net assets
Beginning of period		23,290,934,244		22,094,687,989
End of period		$ 21,949,595,643		$ 23,290,934,244
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Class A	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.02	0.01
Net realized gains (losses) on investments	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net realized gains	(0.00) [1]	(0.00) [1]	0.00	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.51%	0.01%	0.12%	1.56%	1.37%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.61%	0.61%	0.61%	0.61%
Net expenses	0.50% *	0.06% *	0.25% *	0.60%	0.60%
Net investment income	1.33%	0.01%	0.11%	1.53%	1.36%
Supplemental data
Net assets, end of period (000s omitted)	$1,469,727	$2,421,542	$1,537,192	$1,379,059	$1,202,749

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.35%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Administrator Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	(0.00) [1]	(0.00) [1]	0.00	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.71%	0.01%	0.16%	1.83%	1.63%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.34%	0.34%	0.34%	0.35%
Net expenses	0.26% *	0.06% *	0.24% *	0.34%	0.35%
Net investment income	1.10%	0.01%	0.16%	1.84%	1.48%
Supplemental data
Net assets, end of period (000s omitted)	$26,770	$117,556	$143,745	$137,102	$101,340

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.28%
Year ended January 31, 2021	0.10%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Institutional Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	(0.00) [1]	(0.00) [1]	0.00	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.84%	0.01%	0.21%	1.97%	1.78%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.19% *	0.06% *	0.18% *	0.20%	0.20%
Net investment income	1.84%	0.01%	0.16%	1.95%	1.77%
Supplemental data
Net assets, end of period (000s omitted)	$13,471,949	$14,984,670	$15,879,274	$11,295,226	$12,466,864

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Select Class	2023	2022	2021	2020 [1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [2]	(0.00) [2]	(0.02)
Net realized gains	(0.00) [2]	(0.00) [2]	0.00	(0.00) [2]
Total distributions to shareholders	(0.02)	(0.00) [2]	(0.00) [2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	1.89%	0.01%	0.24%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.18%	0.18%	0.18%
Net expenses	0.14%	0.06% [3]	0.14%	0.14%
Net investment income	1.87%	0.01%	0.09%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$5,565,461	$4,360,652	$3,118,274	$691,825

[1]	For the period from March 15, 2019 (commencement of class operations) to January 31, 2020
[2]	Amount is less than $0.005.
[3]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Financial highlights
(For a share outstanding throughout each period)
	Year ended January 31
Service Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.02	0.00 [1]	0.00 [1]	0.02	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net realized gains	(0.00) [1]	(0.00) [1]	0.00	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.02)	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.62%	0.01%	0.14%	1.72%	1.53%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.40% *	0.06% *	0.23% *	0.45%	0.45%
Net investment income	1.60%	0.01%	0.12%	1.71%	1.51%
Supplemental data
Net assets, end of period (000s omitted)	$1,415,688	$1,406,514	$1,416,203	$1,168,901	$1,431,420

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.05%
Year ended January 31, 2022	0.39%
Year ended January 31, 2021	0.22%

[1]	Amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

20  |  Government Money Market Funds

Notes to financial statements
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Treasury Plus Money Market Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Government Money Market Funds  |  21

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$ 18,272,500,000	$0	$ 18,272,500,000
U.S. Treasury securities	0	3,725,578,324	0	3,725,578,324
Total assets	$0	$21,998,078,324	$0	$21,998,078,324
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the year ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection

22  |  Government Money Market Funds

Notes to financial statements
with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the year ended January 31, 2023, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund.  When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through May 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the year ended January 31, 2023 in order to maintain a positive yield.  These voluntary class-level waivers may be discontinued at any time.  As of January 31, 2023, the contractual expense caps are as follows:

Government Money Market Funds  |  23

Notes to financial statements
Expense ratio caps
Class A	0.60%
Administrator Class	0.34
Institutional Class	0.20
Select Class	0.14
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $383,781,647 and $2,472,960 of ordinary income for the years ended January 31, 2023 and January 31, 2022, respectively.
As of January 31, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Undistributed long-term gain
$46,536,182	$65,128
6. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24  |  Government Money Market Funds

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Treasury Plus Money Market Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
March 30, 2023

Government Money Market Funds  |  25

Other information (unaudited)
TAX INFORMATION
For the fiscal year ended January 31, 2023, $337,215,702 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2023, $25,676 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended January 31, 2023, 22% of the ordinary income distributed was derived from interest on U.S. government securities.
For corporate shareholders, pursuant to Section 163(j) of the Internal Revenue Code, 100% of ordinary income dividends qualify as interest dividends for the fiscal year ended January 31, 2023.
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

26  |  Government Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Government Money Market Funds  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Government Money Market Funds

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Government Money Market Funds  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
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ALL-02142023-osjyzg1k 03-23
AR0453 01-23

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended January 31, 2023	Fiscal year ended January 31, 2022
Audit fees	$323,880	$328,850
Audit-related fees	7,400	16,400
Tax fees (1)	15,050	14,665
All other fees	—	—

	$346,330	$359,915

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 30, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 30, 2023